UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/09

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.3%
PREFERRED STOCK – 0.3%
Auto Manufacturers – 0.0%
Motors Liquidation Co.	5,000	$16,500
Motors Liquidation Co. Series C	6,475	20,720
		37,220
Internet – 0.2%
Preferred Blocker, Inc. (a)	753	437,893
U.S. Government Agencies – 0.1%
Federal National Mortgage Association	29,475	47,455
Federal National Mortgage Association	1,300	3,250
Federal Home Loan Mortgage Corp.	42,725	77,332
		128,037
TOTAL PREFERRED STOCK (Cost $2,246,619)		603,150
TOTAL EQUITIES (Cost $2,246,619)		603,150
	Principal Amount
BONDS & NOTES – 90.0%
CORPORATE DEBT – 35.8%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$20,000	18,300
Aerospace & Defense – 0.2%
The Boeing Co. 4.875% 2/15/20	100,000	103,153
The Boeing Co. 6.000% 3/15/19	200,000	224,342
		327,495
Agriculture – 0.1%
Reynolds American, Inc. 6.750% 6/15/17	215,000	223,505
Airlines – 0.2%
Delta Air Lines, Inc. 6.821% 8/10/22	350,141	323,880
Auto Manufacturers – 0.4%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	394,333
Motors Liquidation Co. (b) 8.250% 7/15/23	80,000	12,400
Motors Liquidation Co. EUR (b)(c) 8.375% 7/05/33	40,000	8,192
Motors Liquidation Co. (b) 8.375% 7/15/33	3,240,000	526,500
		941,425
Banks – 2.5%
BAC Capital Trust XIV VRN 5.630% 12/31/49	30,000	19,650
Bank of America Corp. 7.625% 6/01/19	310,000	349,305
Barclays Bank PLC 5.200% 7/10/14	400,000	422,527
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (a) (b) (d) 6.693% 6/15/16	420,000	42
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (a) (b) (d) 6.330% 7/28/11	290,000	71,050
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (a) (b) (d) 7.451% 9/30/49	100,000	10
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (a) (b) (d) 6.375% 9/25/12	390,000	95,550
Hypothekenbank in Essen (a) 5.000% 1/20/12	100,000	105,623
ICICI Bank Ltd. VRN (a) 6.375% 4/30/22	148,000	121,066
ICICI Bank Ltd. VRN 6.375% 4/30/22	180,000	146,963
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (a) (b) (d) 6.100% 8/25/11	670,000	35,175
Rabobank Nederland (a) 11.000% 6/30/19	210,000	257,250
Royal Bank of Scotland Group PLC 5.000% 11/12/13	120,000	110,042
Royal Bank of Scotland Group PLC 5.000% 10/01/14	90,000	81,400
Royal Bank of Scotland Group PLC 5.050% 1/08/15	120,000	107,651
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	98,000
RSHB Capital SA for OJSC Russian Agricultural Bank (a) 6.299% 5/15/17	190,000	181,431
Shinsei Finance Cayman Ltd. VRN (a) 6.418% 1/29/49	400,000	210,000
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	779,466
Wachovia Capital Trust III VRN 5.800% 3/29/49	230,000	158,700
Wachovia Corp. 5.250% 8/01/14	990,000	1,005,408
Wachovia Corp. 5.625% 10/15/16	330,000	344,531
Wells Fargo & Co. 5.300% 8/26/11	180,000	190,066
Wells Fargo Capital 5.950% 12/15/36	600,000	520,500
		5,411,406
Beverages – 0.4%
Diageo Capital PLC 7.375% 1/15/14	820,000	950,297
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	232,800
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	40,000	37,600

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Coal – 0.0%
Peabody Energy Corp. 6.875% 3/15/13	$40,000	$40,400
Commercial Services – 0.1%
Ashtead Capital, Inc. (a) 9.000% 8/15/16	31,000	29,760
DI Finance/DynCorp International, Series B 9.500% 2/15/13	35,000	35,700
Hertz Corp. 8.875% 1/01/14	80,000	80,800
Service Corp. International 7.500% 4/01/27	135,000	120,488
Service Corp. International 7.625% 10/01/18	10,000	10,075
		276,823
Computers – 0.3%
Electronic Data Systems LLC 7.125% 10/15/09	620,000	621,257
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	10,100
Sungard Data Systems, Inc. 10.250% 8/15/15	35,000	35,700
		667,057
Diversified Financial – 10.8%
Aiful Corp. (a) 5.000% 8/10/10	320,000	171,200
American Express Co. VRN 6.800% 9/01/66	220,000	187,000
American Express Credit Corp. 5.125% 8/25/14	950,000	982,696
American General Finance Corp. 6.900% 12/15/17	210,000	146,870
The Bear Stearns Cos., Inc. 6.400% 10/02/17	930,000	1,011,718
The Bear Stearns Cos., Inc. 7.250% 2/01/18	80,000	91,363
Citigroup, Inc. 4.125% 2/22/10	445,000	449,481
Citigroup, Inc. 5.500% 10/15/14	130,000	129,812
Citigroup, Inc. 5.875% 5/29/37	150,000	130,786
Citigroup, Inc. 6.125% 8/25/36	40,000	34,328
Citigroup, Inc. 6.375% 8/12/14	720,000	744,401
Citigroup, Inc. 6.875% 3/05/38	920,000	922,789
Countrywide Financial Corp. 5.800% 6/07/12	10,000	10,549
Countrywide Financial Corp. 6.250% 5/15/16	360,000	360,569
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	152,000
Federal National Mortgage Association 0.000% 10/09/19	1,640,000	916,686
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,000,165
Federal National Mortgage Association 5.250% 8/01/12	320,000	341,857
Federal National Mortgage Association 6.250% 2/01/11	2,270,000	2,404,063
Financing Corp. Fico Strip 0.000% 6/06/13	240,000	216,485
Ford Motor Credit Co. FRN 5.549% 6/15/11	146,000	139,430
Ford Motor Credit Co. 5.700% 1/15/10	190,000	189,946
Ford Motor Credit Co. 7.375% 10/28/09	2,885,000	2,885,747
Ford Motor Credit Co. 12.000% 5/15/15	730,000	804,406
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	959,900
General Electric Capital Corp. 6.875% 1/10/39	220,000	230,413
GMAC LLC 0.010% 6/15/15	10,000	4,700
GMAC LLC (a) 6.875% 9/15/11	513,000	484,785
GMAC LLC (a) 7.500% 12/31/13	70,000	61,250
GMAC LLC (a) 8.000% 12/31/18	119,000	89,845
GMAC LLC (a) 8.000% 11/01/31	1,151,000	926,555
The Goldman Sachs Group, Inc. 4.500% 6/15/10	430,000	441,061
The Goldman Sachs Group, Inc. 5.450% 11/01/12	60,000	64,165
HSBC Finance Corp. 4.125% 11/16/09	300,000	300,982
HSBC Finance Corp. 4.625% 9/15/10	460,000	471,849
JPMorgan Chase & Co. 5.125% 9/15/14	1,160,000	1,208,503
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	622,484
Kaupthing Bank (Acquired 5/19/06, Cost $149,208) (a) (b) (d) 7.125% 5/19/16	375,000	38
Kaupthing Bank (Acquired 8/25/06, Cost $99,469) (a) (b) (d) 5.750% 10/04/11	100,000	21,250
Kaupthing Bank HF (Acquired 5/22/08, Cost $1,507,428) (a) (b) (d) 7.625% 2/28/15	1,800,000	382,500
Lehman Brothers Holdings Capital Trust VII VRN (b) 5.857% 11/29/49	310,000	31
Lehman Brothers Holdings, Inc. (b) 5.250% 2/06/12	145,000	24,650
Lehman Brothers Holdings, Inc. (b) 6.200% 9/26/14	210,000	35,700
Lehman Brothers Holdings, Inc. (b) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (b) 6.750% 12/28/17	1,320,000	132
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	115,687

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Series F 5.625% 1/09/12	$660,000	$699,335
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	166,280
SLM Corp. 5.000% 10/01/13	590,000	469,675
SLM Corp. 5.000% 4/15/15	20,000	14,902
SLM Corp. 5.050% 11/14/14	120,000	88,211
SLM Corp. 5.375% 5/15/14	1,080,000	826,608
SLM Corp. 5.625% 8/01/33	110,000	69,040
TNK-BP Finance SA (a) 7.500% 7/18/16	190,000	184,775
		23,389,697
Electric – 3.5%
The AES Corp. 7.750% 3/01/14	146,000	147,095
The AES Corp. 7.750% 10/15/15	200,000	201,000
The AES Corp. 8.000% 10/15/17	691,000	695,319
Calpine Construction Finance Co. LP (a) 8.000% 6/01/16	180,000	184,500
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	220,000	235,454
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	21,045
Dominion Resources, Inc. 4.750% 12/15/10	30,000	31,037
Dominion Resources, Inc. 5.700% 9/17/12	600,000	655,430
Duke Energy Corp. 5.625% 11/30/12	705,000	778,477
Edison Mission Energy 7.625% 5/15/27	70,000	50,050
Edison Mission Energy 7.750% 6/15/16	90,000	78,750
Energy Future Holdings Corp. 10.875% 11/01/17	10,000	7,550
Energy Future Holdings Corp. 11.250% 11/01/17	2,535,400	1,673,364
Energy Future Holdings Corp. Series R 6.550% 11/15/34	735,000	330,612
Exelon Corp. 5.625% 6/15/35	350,000	337,359
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,652
FirstEnergy Corp. Series C 7.375% 11/15/31	1,130,000	1,266,647
NRG Energy, Inc. 7.375% 2/01/16	30,000	29,025
NRG Energy, Inc. 7.375% 1/15/17	150,000	145,125
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	140,739
Pacific Gas & Electric Co. 6.050% 3/01/34	375,000	417,151
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	25,413
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	159,560
		7,619,354
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	437,765
Foods – 0.0%
The Kroger Co. 6.150% 1/15/20	40,000	44,234
The Kroger Co. 6.400% 8/15/17	30,000	33,194
		77,428
Forest Products & Paper – 0.2%
Abitibi-Consolidated Co. of Canada (a) (b) 13.750% 4/01/11	30,000	29,550
NewPage Corp. 10.000% 5/01/12	70,000	46,200
Weyerhaeuser Co. 6.750% 3/15/12	385,000	401,085
		476,835
Health Care — Services – 1.0%
Community Health Systems, Inc. 8.875% 7/15/15	150,000	153,750
DaVita, Inc. 6.625% 3/15/13	160,000	158,400
HCA, Inc. 5.750% 3/15/14	84,000	74,130
HCA, Inc. 6.250% 2/15/13	169,000	161,395
HCA, Inc. 6.300% 10/01/12	8,000	7,680
HCA, Inc. 9.625% 11/15/16	358,000	372,320
Roche Holdings, Inc. (a) 6.000% 3/01/19	260,000	289,416
Tenet Healthcare Corp. 9.250% 2/01/15	480,000	501,000
UnitedHealth Group, Inc. 6.000% 2/15/18	130,000	136,610
WellPoint, Inc. 5.875% 6/15/17	50,000	52,774
WellPoint, Inc. 7.000% 2/15/19	150,000	170,514
		2,077,989
Insurance – 0.7%
American International Group, Inc. 5.850% 1/16/18	120,000	86,881
American International Group, Inc. 6.250% 3/15/37	670,000	331,650
Metlife Capital Trust IV (a) 7.875% 12/15/37	300,000	282,000
Metlife, Inc. 6.400% 12/15/36	440,000	371,800
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	518,743
		1,591,074
Iron & Steel – 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	134,050
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	44,000
Inn of the Mountain Gods Resort & Casino (b) 12.000% 11/15/10	50,000	23,125
MGM Mirage 6.750% 9/01/12	10,000	8,375
MGM Mirage 7.625% 1/15/17	160,000	124,800
MGM Mirage (a) 10.375% 5/15/14	10,000	10,675
MGM Mirage (a) 11.125% 11/15/17	20,000	21,850

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Station Casinos, Inc. (b) 7.750% 8/15/16	$200,000	$60,000
		292,825
Manufacturing – 0.6%
Tyco International Group SA 6.000% 11/15/13	310,000	332,424
Tyco International Group SA 6.375% 10/15/11	470,000	506,660
Tyco International Group SA 6.750% 2/15/11	80,000	84,287
Tyco International Group SA 6.875% 1/15/21	330,000	370,411
		1,293,782
Media – 2.6%
CCH I LLC (b) 11.000% 10/01/15	130,000	24,050
Comcast Corp. 6.500% 1/15/15	1,405,000	1,565,579
Comcast Corp. 6.500% 1/15/17	440,000	482,930
CSC Holdings, Inc. (a) 8.625% 2/15/19	55,000	58,162
DirecTV Holdings LLC/DirecTV Financing Co., Inc. (a) 4.750% 10/01/14	170,000	170,000
Echostar DBS Corp. 6.625% 10/01/14	45,000	43,762
Echostar DBS Corp. 7.000% 10/01/13	95,000	95,712
Echostar DBS Corp. 7.750% 5/31/15	90,000	91,800
News America, Inc. 6.200% 12/15/34	20,000	19,678
News America, Inc. 6.650% 11/15/37	40,000	41,668
Reed Elsevier Capital, Inc. 8.625% 1/15/19	300,000	369,592
Rogers Cable, Inc. 6.750% 3/15/15	40,000	44,960
Shaw Communications, Inc. 7.250% 4/06/11	20,000	21,000
Sun Media Corp. 7.625% 2/15/13	25,000	19,125
Time Warner Cable, Inc. 6.200% 7/01/13	290,000	315,925
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	194,658
Time Warner Cable, Inc. 8.250% 4/01/19	530,000	640,609
Time Warner Cable, Inc. 8.750% 2/14/19	90,000	110,874
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	72,113
Time Warner, Inc. 6.875% 5/01/12	990,000	1,089,812
TL Acquisitions, Inc. (a) 10.500% 1/15/15	80,000	75,600
		5,547,609
Mining – 0.9%
Barrick Gold Corp. 6.950% 4/01/19	170,000	199,025
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	550,000	638,111
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	265,937
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	90,000	96,968
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	161,301
Teck Resources Ltd. 9.750% 5/15/14	20,000	22,000
Teck Resources Ltd. 10.250% 5/15/16	15,000	16,950
Teck Resources Ltd. 10.750% 5/15/19	35,000	40,688
Vale Overseas Ltd. 6.875% 11/21/36	361,000	373,466
Vedanta Resources PLC (a) 8.750% 1/15/14	190,000	189,525
		2,003,971
Oil & Gas – 3.6%
Anadarko Petroleum Corp. 6.450% 9/15/36	670,000	691,770
Cenovus Energy, Inc. (a) 6.750% 11/15/39	150,000	161,630
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	37,150
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	36,700
Chesapeake Energy Corp. 7.250% 12/15/18	125,000	118,125
Conoco Funding Co. 6.350% 10/15/11	210,000	230,117
Conoco, Inc. 6.950% 4/15/29	375,000	440,084
ConocoPhillips 6.500% 2/01/39	460,000	530,263
Hess Corp. 7.300% 8/15/31	615,000	691,342
Hess Corp. 7.875% 10/01/29	90,000	105,418
Hess Corp. 8.125% 2/15/19	330,000	396,444
Kerr-McGee Corp. 6.950% 7/01/24	290,000	310,488
Kerr-McGee Corp. 7.875% 9/15/31	650,000	735,483
Noble Energy, Inc. 8.250% 3/01/19	350,000	422,496
Occidental Petroleum Corp. 7.000% 11/01/13	670,000	774,037
OPTI Canada, Inc. 7.875% 12/15/14	150,000	114,750
OPTI Canada, Inc. 8.250% 12/15/14	125,000	96,875
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	601,779
Petrobras International Finance Co. 6.125% 10/06/16	286,000	305,305
Pride International, Inc. 7.375% 7/15/14	40,000	41,000
SandRidge Energy, Inc. (a) 9.875% 5/15/16	160,000	166,800
XTO Energy, Inc. 6.750% 8/01/37	50,000	55,622
XTO Energy, Inc. 7.500% 4/15/12	600,000	665,229
		7,728,907
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	34,825
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	193,538

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Complete Production Services, Inc. 8.000% 12/15/16	$170,000	$154,700
		383,063
Pharmaceuticals – 0.8%
Abbott Laboratories 5.125% 4/01/19	700,000	741,805
Pfizer, Inc. 6.200% 3/15/19	440,000	495,940
Wyeth 5.950% 4/01/37	460,000	506,572
		1,744,317
Pipelines – 1.1%
Dynegy Holdings, Inc. 7.750% 6/01/19	200,000	170,500
El Paso Corp. 7.000% 6/15/17	240,000	235,200
El Paso Corp. 7.800% 8/01/31	9,000	8,254
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	419,007
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	104,528
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	21,548
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	240,371
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	42,419
Kinder Morgan Energy Partners LP 6.950% 1/15/38	100,000	107,408
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	21,844
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	20,000	20,713
Semgroup LP (Acquired 10/03/06-6/17/08, Cost $94,006) (a) (b) (d) 8.750% 11/15/15	95,000	6,175
Southern Natural Gas Co. 8.000% 3/01/32	5,000	5,912
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	56,817
Williams Cos., Inc. 7.750% 6/15/31	210,000	220,201
Williams Cos., Inc. Series A 7.500% 1/15/31	645,000	658,791
		2,339,688
Real Estate – 0.0%
Forest City Enterprises, Inc. 7.625% 6/01/15	35,000	28,350
Real Estate Investment Trusts (REITS) – 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,061,656
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	35,000	33,950
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	30,000	29,400
		1,125,006
Retail – 0.6%
Amerigas Partners LP 7.250% 5/20/15	30,000	29,250
CVS Caremark Corp. 6.600% 3/15/19	520,000	586,180
CVS Caremark Corp. (Acquired 2/06/07, Cost $301,627) (a) (d) 9.350% 1/10/23	240,000	194,705
CVS Pass-Through Trust (a) 5.298% 1/11/27	15,179	14,116
CVS Pass-Through Trust 5.880% 1/10/28	145,582	136,847
CVS Pass-Through Trust 6.943% 1/10/30	115,950	115,660
CVS Pass-Through Trust 6.036% 12/10/28	168,232	158,979
Suburban Propane Partners LP 6.875% 12/15/13	80,000	79,100
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	68,283
		1,383,120
Savings & Loans – 0.7%
AAC Group Holding Corp. STEP (a) 10.250% 10/01/12	40,000	38,400
ASIF Global Financing XIX (a) 4.900% 1/17/13	20,000	18,158
El Paso Performance-Linked Trust (a) 7.750% 7/15/11	620,000	633,346
The Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	331,200
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	5,050
Resona Preferred Global Securities Cayman Ltd. VRN (a) 7.191% 12/29/49	455,000	377,650
		1,403,804
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	35,000	26,775
Telecommunications – 3.1%
America Movil SAB de CV 5.625% 11/15/17	160,000	165,417
AT&T, Inc. 5.500% 2/01/18	480,000	500,820
AT&T, Inc. 5.800% 2/15/19	80,000	85,603
AT&T, Inc. 6.550% 2/15/39	480,000	523,316
BellSouth Corp. 4.750% 11/15/12	10,000	10,658
British Telecom PLC STEP 9.125% 12/15/10	130,000	139,968
Cellco Partnership/Verizon Wireless Capital LLC (a) 8.500% 11/15/18	60,000	74,918
Citizens Communications Co. 7.125% 3/15/19	35,000	32,988
Cricket Communications I (a) 7.750% 5/15/16	160,000	162,400
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	413,515
Intelsat Corp. 9.250% 8/15/14	80,000	82,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings Ltd. 9.500% 6/15/16	$30,000	$31,500
Koninklijke KPN NV 8.000% 10/01/10	715,000	759,277
Koninklijke KPN NV 8.375% 10/01/30	200,000	257,728
Level 3 Financing, Inc. 9.250% 11/01/14	35,000	30,844
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	93,812
Qwest Corp. 6.875% 9/15/33	130,000	105,300
Qwest Corp. 7.500% 10/01/14	55,000	55,550
Rogers Wireless Communications, Inc. 6.800% 8/15/18	120,000	134,671
SBC Communications, Inc. 5.100% 9/15/14	230,000	247,979
Sprint Capital Corp. 6.900% 5/01/19	910,000	814,450
Sprint Capital Corp. 8.375% 3/15/12	30,000	30,975
Telecom Italia Capital SA 4.950% 9/30/14	100,000	103,478
Telecom Italia Capital SA 5.250% 10/01/15	310,000	320,934
Verizon Communications, Inc. 6.100% 4/15/18	280,000	302,397
Verizon Communications, Inc. 8.950% 3/01/39	680,000	931,576
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	249,969
Windstream Corp. 8.625% 8/01/16	50,000	51,125
		6,713,168
Transportation – 0.2%
Gulfmark Offshore, Inc. 7.750% 7/15/14	20,000	19,600
Kansas City Southern de Mexico SA de CV (a) 12.500% 4/01/16	150,000	165,750
RailAmerica, Inc. (a) 9.250% 7/01/17	250,000	261,875
		447,225
TOTAL CORPORATE DEBT (Cost $86,252,172)		77,716,790
MUNICIPAL OBLIGATIONS – 0.1%
Trucking & Leasing – 0.1%
Tennessee Valley Authority 5.250% 9/15/39	210,000	221,576
TOTAL MUNICIPAL OBLIGATIONS (Cost $207,652)		221,576
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.3%
Commercial MBS – 3.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 VRN 5.115% 10/10/45	280,000	271,725
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.351% 9/10/47	840,000	821,752
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN 5.513% 11/10/45	350,000	345,151
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	200,000	201,609
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	100,746
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	3,140,000	3,010,702
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN 5.840% 5/12/39	610,000	545,789
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	520,000	425,008
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	910,000	757,647
		6,480,129
Home Equity ABS – 2.1%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.066% 10/25/32	1,415,679	929,913
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.473% 12/15/35	178,477	44,881
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	3,210	3,170
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.506% 12/25/36	1,760,000	700,310
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.566% 5/25/47	2,520,000	872,677
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.586% 4/25/47	2,560,000	975,921
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6 5.879% 6/25/37	2,100,000	1,011,447

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	$150,147	$133,094
		4,671,413
Manufactured Housing ABS – 1.2%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	2,603,566
Student Loans ABS – 0.6%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.666% 12/25/42	241,218	187,414
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 0.656% 11/25/35	2,400,000	735,308
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.566% 11/25/35	226,786	117,282
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.456% 7/25/17	16,931	7,288
SLM Student Loan Trust, Series 2003-7A, Class A5A FRN (a) 1.499% 12/15/33	300,000	288,954
		1,336,246
WL Collateral CMO – 6.4%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.135% 11/25/34	783,998	608,747
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 0.536% 11/25/35	218,121	110,055
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.596% 10/25/35	248,479	140,587
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.616% 11/20/35	463,468	246,840
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.666% 9/25/35	559,283	401,319
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (a) 5.132% 6/26/35	970,000	637,737
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.616% 9/25/35	404,923	262,608
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 5.171% 10/25/35	500,923	395,413
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 4.611% 2/25/36	309,510	178,720
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 0.586% 3/25/36	510,183	203,967
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.656% 12/25/34	43,770	21,721
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 3.470% 9/25/33	1,174,800	950,339
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.856% 1/25/36	545,026	453,420
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (a) 5.635% 11/25/35	1,659,606	938,445
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (a) 0.616% 5/25/35	399,662	271,028
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.401% 3/25/36	340,162	201,109
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 8/25/36	2,570,000	1,055,458
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	658,238	638,388
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	264,733	258,549
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,710,172	1,285,969
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 0.626% 1/25/37	1,851,822	922,916
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,290,000	1,342,603
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.526% 11/25/45	358,872	231,441
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.536% 7/25/45	76,217	50,896
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.556% 10/25/45	277,477	182,546

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 5.748% 11/25/36	$1,940,000	$1,196,024
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 VRN 5.947% 8/25/36	1,050,000	653,394
		13,840,239
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,727,357)		28,931,593
SOVEREIGN DEBT OBLIGATIONS – 0.1%
United Mexican States 6.750% 9/27/34	155,000	168,562
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $166,082)		168,562
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 30.4%
Pass-Through Securities – 30.4%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	426,429
Federal Home Loan Mortgage Corp.
Pool #1N1640 5.596% 1/01/37	571,344	596,317
Pool #1N2654 5.625% 11/23/35	170,000	177,993
Pool #1N1637 5.795% 1/01/37	1,507,980	1,578,489
Pool #1J1368 5.817% 10/01/36	816,971	859,871
Federal National Mortgage Association
Pool #888283 5.000% 8/01/34	34,743,154	36,051,449
Pool #735893 5.000% 10/01/35	9,028,576	9,354,450
Pool #833222 5.000% 10/01/35	104,065	107,821
Pool #848349 5.000% 11/01/35	161,356	167,180
Pool #868243 5.000% 3/01/36	155,714	161,286
Pool #871047 5.000% 1/01/37	100,308	103,803
Pool #906369 5.000% 1/01/37	687,151	711,094
Pool #905948 5.000% 1/01/37	428,653	443,589
Pool #920717 5.000% 1/01/37	385,104	398,523
Pool #920718 5.000% 1/01/37	339,081	350,896
Pool #906076 5.000% 1/01/37	649,146	671,765
Pool #910971 5.000% 1/01/37	23,599	24,421
Pool #256596 5.000% 2/01/37	45,635	47,225
Pool #911439 5.000% 2/01/37	1,225,922	1,268,638
Pool #912446 5.000% 2/01/37	24,441	25,354
Pool #907703 5.000% 2/01/37	377,852	391,018
Pool #909463 5.000% 2/01/37	551,102	570,305
Pool #909494 5.000% 2/01/37	44,528	46,080
Pool #915673 5.000% 3/01/37	28,001	28,977
Pool #709406 5.500% 7/01/33	4,325,253	4,562,973
Pool #888030 5.500% 12/01/36	3,295,824	3,459,972
Pool #908931 5.500% 3/01/37	67,384	70,624
Pool #908921 5.500% 3/01/37	626,130	656,532
Pool #917883 5.500% 5/01/37	50,495	52,923
Pool #937948 5.500% 6/01/37	78,396	82,252
Pool #950385 5.838% 8/01/37	216,671	229,943
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	15,735	16,828
Pool #595077 6.000% 10/15/32	3,180	3,399
Pool #596620 6.000% 10/15/32	2,634	2,815
Pool #598000 6.000% 12/15/32	272	292
Pool #604706 6.000% 10/15/33	365,839	390,505
Pool #636251 6.000% 3/15/35	41,050	43,767
Pool #782034 6.000% 1/15/36	477,949	509,874
Pool #658029 6.000% 7/15/36	487,337	516,539
Residual Funding Principal Strip 0.000%10/15/19	1,280,000	847,409
		66,009,620
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $61,917,945)		66,009,620
U.S. TREASURY OBLIGATIONS – 10.3%
U.S. Treasury Bonds & Notes – 10.3%
U.S. Treasury Bond 4.250% 5/15/39	160,000	165,587
U.S. Treasury Bond 4.500% 8/15/39	7,260,000	7,828,322
U.S. Treasury Inflation Index 0.875% 4/15/10	3,410,430	3,411,494
U.S. Treasury Inflation Index 1.625% 1/15/15	338,364	345,183
U.S. Treasury Inflation Index (e) 1.750% 1/15/28	719,600	692,063
U.S. Treasury Inflation Index 2.000% 7/15/14	217,081	225,784
U.S. Treasury Inflation Index (e) 2.375% 1/15/27	843,657	888,808
U.S. Treasury Inflation Index 2.625% 7/15/17	218,213	237,205
U.S. Treasury Inflation Index (e) 3.875% 4/15/29	2,331,871	3,009,572
U.S. Treasury Note 2.375% 8/31/14	1,100,000	1,104,211
U.S. Treasury Note 2.625% 7/31/14	100,000	101,680
U.S. Treasury Note 3.625% 8/15/19	3,900,000	4,003,289
U.S. Treasury Note 4.000% 8/15/18	470,000	496,217
		22,509,415
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,001,086)		22,509,415
TOTAL BONDS & NOTES (Cost $209,272,294)		195,557,556

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PURCHASED OPTIONS – 0.0%
U.S. Treasury Bonds & Notes – 0.0%
U.S. Treasury Bonds Futures, Expires 11/20/09, Strike 119.00 (f)	18,000	$25,313
TOTAL PURCHASED OPTIONS (Cost $41,074)		25,313
TOTAL LONG-TERM INVESTMENTS (Cost $211,559,987)		196,186,019
	Principal Amount
SHORT-TERM INVESTMENTS – 8.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (g)	$6,289,504	6,289,504
U.S. Treasury Bills – 6.0%
U.S. Treasury Bill 0.010% 1/07/10	13,000,000	12,991,064
TOTAL SHORT-TERM INVESTMENTS (Cost $19,280,568)		19,280,568
TOTAL INVESTMENTS – 99.2% (Cost $230,840,555) (h)		215,466,587
Other Assets/ (Liabilities) – 0.8%		1,776,661
NET ASSETS – 100.0%		$217,243,248

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $12,442,296 or 5.73% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2009, these securities amounted to a value of $1,356,164 or 0.62% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. (Note 2).
(e)	This security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(f)	Non-income producing security. (Note 2).
(g)	Maturity value of $6,289,506. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $6,417,693.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 61.6%
COMMON STOCK – 61.4%
Aerospace & Defense – 0.8%
The Boeing Co.	1,608	$87,072
United Technologies Corp.	10,965	668,098
		755,170
Agriculture – 1.3%
Altria Group, Inc.	10,484	186,720
Imperial Tobacco Group PLC	9,337	270,135
Japan Tobacco, Inc.	84	286,875
Philip Morris International, Inc.	10,461	509,869
		1,253,599
Apparel – 0.3%
Nike, Inc. Class B	1,605	103,844
VF Corp.	2,077	150,437
		254,281
Auto Manufacturers – 1.0%
Daimler AG	3,674	184,942
Nissan Motor Co. Ltd. (a)	34,400	231,698
Paccar, Inc.	5,139	193,792
Toyota Motor Corp.	7,600	299,974
		910,406
Automotive & Parts – 0.5%
Compagnie Generale des Etablissements Michelin Class B	2,636	207,332
Johnson Controls, Inc.	10,516	268,789
		476,121
Banks – 5.2%
Banco Santander SA	24,532	396,199
Bank of America Corp.	39,399	666,631
Bank of China Ltd. Class H	257,000	134,441
Bank of New York Mellon Corp.	11,774	341,328
BB&T Corp.	7,640	208,114
BNP Paribas	3,672	293,595
Capital One Financial Corp.	3,207	114,586
China Merchants Bank Co. Ltd.	68,900	152,283
HSBC Holdings PLC	38,496	441,258
Itau Unibanco Holding SA Sponsored ADR (Brazil)	7,966	160,515
Lloyds Banking Group PLC (a)	115,227	191,588
Mitsubishi UFJ Financial Group, Inc.	33,300	178,648
Societe Generale	2,419	194,858
State Street Corp.	3,146	165,480
Sumitomo Mitsui Financial Group, Inc.	3,400	118,042
SunTrust Banks, Inc.	2,645	59,645
U.S. Bancorp	16,261	355,465
Wells Fargo & Co.	23,361	658,313
		4,830,989
Beverages – 1.2%
The Coca-Cola Co.	11,389	611,589
InBev NV	5,888	269,141
PepsiCo, Inc.	4,407	258,515
		1,139,245
Biotechnology – 0.7%
Alexion Pharmaceuticals, Inc. (a)	462	20,577
Amgen, Inc. (a)	2,816	169,608
Celgene Corp. (a)	5,386	301,077
Intercell AG (a)	3,124	132,611
		623,873
Building Materials – 0.4%
Cie de Saint-Gobain	4,339	225,601
Daikin Industries Ltd.	4,000	143,503
		369,104
Chemicals – 1.5%
The Dow Chemical Co.	11,119	289,872
Huabao International Holdings Ltd.	100,000	107,158
Lanxess AG	4,204	144,740
Monsanto Co.	953	73,762
Praxair, Inc.	5,977	488,261
Shin-Etsu Chemical Co. Ltd.	4,300	263,589
		1,367,382
Commercial Services – 0.5%
ITT Educational Services, Inc. (a)	700	77,287
MasterCard, Inc. Class A	594	120,077
McKesson Corp.	3,088	183,890
Paychex, Inc.	3,829	111,233
		492,487
Computers – 3.2%
Apple, Inc. (a)	3,849	713,489
Atos Origin SA (a)	2,563	129,525
Cognizant Technology Solutions Corp. Class A (a)	1,111	42,951
Hewlett-Packard Co.	28,196	1,331,133
International Business Machines Corp.	4,394	525,567
Logica PLC	5,583	11,636
NetApp, Inc. (a)	6,471	172,646
SanDisk Corp. (a)	2,998	65,057
		2,992,004
Cosmetics & Personal Care – 1.0%
The Procter & Gamble Co.	15,401	892,026
Distribution & Wholesale – 0.4%
Marubeni Corp.	36,000	180,913
Mitsui & Co. Ltd.	15,900	207,534
		388,447
Diversified Financial – 2.9%
Ameriprise Financial, Inc.	953	34,622
Citigroup, Inc.	72,245	349,666
The Goldman Sachs Group, Inc.	6,779	1,249,709
Macquarie Group Ltd.	4,820	248,242
Morgan Stanley	16,547	510,971
TD Ameritrade Holding Corp. (a)	7,200	141,264
UBS AG (a)	10,286	188,280
		2,722,754
Electric – 1.8%
China Resources Power Holdings Co. Ltd.	41,600	95,896
E.ON AG	6,637	281,732
Edison International	4,077	136,906
Entergy Corp.	1,518	121,227
Exelon Corp.	2,927	145,238
FPL Group, Inc.	2,934	162,045
International Power PLC	31,077	143,903
NV Energy, Inc.	11,443	132,624
PG&E Corp.	7,739	313,352
Public Service Enterprise Group, Inc.	4,414	138,776
		1,671,699

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 0.7%
Emerson Electric Co.	6,266	$251,141
Mitsubishi Electric Corp. (a)	32,000	241,053
Schneider Electric SA	1,357	137,616
		629,810
Electronics – 0.4%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan)	17,135	140,507
Nidec Corp.	2,000	162,637
Premier Farnell PLC	26,712	63,543
		366,687
Engineering & Construction – 0.0%
Fluor Corp.	690	35,086
Entertainment – 0.2%
International Game Technology	8,978	192,847
Food Services – 0.2%
Sodexo	2,730	164,045
Foods – 1.9%
Carrefour SA	2,767	125,579
General Mills, Inc.	3,098	199,449
Kraft Foods, Inc. Class A	7,919	208,032
The Kroger Co.	5,864	121,033
Nestle SA	6,133	261,292
Safeway, Inc.	8,009	157,937
SUPERVALU, Inc.	2,260	34,036
Sysco Corp.	11,583	287,838
Tesco PLC	24,449	156,643
Unilever NV	8,928	257,637
		1,809,476
Gas – 0.5%
Gaz De France	5,773	258,021
Snam Rete Gas SpA	41,199	200,467
		458,488
Health Care — Products – 0.7%
Baxter International, Inc.	2,809	160,141
Boston Scientific Corp. (a)	12,181	128,997
Covidien PLC	2,173	94,004
Johnson & Johnson	2,590	157,705
Medtronic, Inc.	2,616	96,269
		637,116
Health Care — Services – 0.3%
Aetna, Inc.	4,138	115,160
UnitedHealth Group, Inc.	1,226	30,699
WellPoint, Inc. (a)	3,419	161,924
		307,783
Holding Company — Diversified – 0.2%
Hutchison Whampoa Ltd.	18,000	128,939
TUI Travel PLC	13,568	55,312
		184,251
Home Builders – 0.2%
KB HOME	3,826	63,550
Lennar Corp.	6,478	92,311
		155,861
Household Products – 0.2%
Reckitt Benckiser Group PLC	4,633	226,712
Insurance – 2.0%
ACE Ltd. (a)	4,860	259,816
Aflac, Inc.	2,661	113,731
Allianz SE	760	94,928
Aon Corp.	2,985	121,460
Arch Capital Group Ltd. (a)	263	17,763
Axis Capital Holdings Ltd.	1,210	36,518
ING Groep NV (a)	6,187	110,513
Lincoln National Corp.	645	16,712
Muenchener Rueckversicherungs AG	1,444	230,308
Prudential Financial, Inc.	4,179	208,574
RenaissanceRe Holdings Ltd.	5,137	281,302
Sony Financial Holdings, Inc.	43	123,437
Zurich Financial Services AG	1,035	246,340
		1,861,402
Internet – 1.5%
Amazon.com, Inc. (a)	2,777	259,261
Google, Inc. Class A (a)	2,244	1,112,687
		1,371,948
Investment Companies – 0.1%
Man Group PLC	18,503	98,275
Iron & Steel – 0.6%
ArcelorMittal	7,635	284,845
POSCO ADR (Republic of Korea)	1,347	140,007
United States Steel Corp.	2,359	104,669
		529,521
Lodging – 0.3%
Intercontinental Hotels Group PLC	8,736	113,426
Starwood Hotels & Resorts Worldwide, Inc.	4,924	162,640
		276,066
Machinery — Construction & Mining – 0.4%
Atlas Copco AB	6,230	80,390
BHP Billiton PLC	6,657	183,182
Caterpillar, Inc.	2,619	134,433
		398,005
Machinery — Diversified – 0.5%
Deere & Co.	4,539	194,814
Eaton Corp.	748	42,329
Kubota Corp.	25,000	207,655
		444,798
Manufacturing – 1.3%
Cookson Group PLC (a)	11,964	78,773
Cooper Industries PLC Class A	5,255	197,430
FUJIFILM Holdings Corp.	5,100	152,108
General Electric Co.	22,450	368,629
Parker Hannifin Corp.	3,762	195,022
Siemens AG	2,672	247,598
		1,239,560
Media – 1.5%
Comcast Corp. Class A	5,020	84,788
Time Warner Cable, Inc.	1,539	66,315
Time Warner, Inc.	18,975	546,100
The Walt Disney Co.	24,299	667,251
		1,364,454
Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc.	7,392	507,165
Kinross Gold Corp.	4,869	105,950
		613,115
Office Equipment/Supplies – 0.2%
Ricoh Co. Ltd.	11,000	159,091
Oil & Gas – 6.0%
Anadarko Petroleum Corp.	1,756	110,154
Apache Corp.	4,144	380,543
BG Group PLC	19,726	343,739
Chevron Corp.	10,378	730,923
ConocoPhillips	9,537	430,691
Devon Energy Corp.	4,385	295,242
EOG Resources, Inc.	2,892	241,511

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exxon Mobil Corp.	18,714	$1,283,967
Occidental Petroleum Corp.	10,840	849,856
Royal Dutch Shell PLC Class A	7,914	226,330
Santos Ltd.	18,671	249,001
Southwestern Energy Co. (a)	1,679	71,660
Total SA	6,128	364,685
		5,578,302
Oil & Gas Services – 0.7%
Halliburton Co.	7,440	201,773
Saipem SpA	3,365	101,250
Schlumberger Ltd.	5,794	345,322
Smith International, Inc.	905	25,974
		674,319
Pharmaceuticals – 5.2%
Abbott Laboratories	18,521	916,234
Astellas Pharma, Inc.	5,300	218,419
Bayer AG	3,948	273,344
Bristol-Myers Squibb Co.	17,478	393,605
Cardinal Health, Inc.	5,325	142,710
Gilead Sciences, Inc. (a)	6,500	302,770
GlaxoSmithKline PLC	8,781	173,015
Merck & Co., Inc.	27,980	885,007
Pfizer, Inc.	32,269	534,052
Roche Holding AG	1,766	285,503
Sanofi-Aventis	3,604	264,501
Schering-Plough Corp.	5,367	151,618
Shire Ltd.	9,476	164,804
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2,158	109,108
		4,814,690
Real Estate – 0.3%
China Resources Land Ltd.	36,000	78,231
Hang Lung Properties Ltd.	13,000	48,058
Mitsui Fudosan Co. Ltd.	9,000	151,292
		277,581
Real Estate Investment Trusts (REITS) – 0.2%
Health Care REIT, Inc.	1,859	77,372
Kimco Realty Corp.	3,171	41,350
ProLogis	2,696	32,136
Public Storage	552	41,532
		192,390
Retail – 2.0%
CVS Caremark Corp.	11,328	404,863
Darden Restaurants, Inc.	1,127	38,464
Kohl's Corp. (a)	2,276	129,846
Staples, Inc.	18,257	423,927
Takashimaya Co. Ltd.	17,000	135,497
Target Corp.	1,342	62,645
Wal-Mart Stores, Inc.	10,381	509,603
Yum! Brands, Inc.	5,880	198,509
		1,903,354
Semiconductors – 1.2%
Altera Corp.	6,802	139,509
Applied Materials, Inc.	5,662	75,871
ASML Holding NV	4,257	125,491
Broadcom Corp. Class A (a)	8,471	259,975
Intersil Corp. Class A	3,916	59,954
Lam Research Corp. (a)	1,162	39,694
LSI Corp. (a)	9,824	53,934
National Semiconductor Corp.	7,697	109,836
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	12,128	132,923
Xilinx, Inc.	4,109	96,233
		1,093,420
Software – 2.1%
Infosys Technologies Ltd. Sponsored ADR (India)	3,144	152,453
Microsoft Corp.	52,225	1,352,105
Oracle Corp.	23,711	494,137
		1,998,695
Telecommunications – 5.3%
AT&T, Inc.	20,191	545,359
BT Group PLC	56,541	117,764
Cable & Wireless PLC	46,757	107,447
Cisco Systems, Inc. (a)	46,601	1,096,987
Corning, Inc.	40,018	612,676
Juniper Networks, Inc. (a)	11,382	307,542
Koninklijke KPN NV	15,818	262,413
Nokia Oyj	17,051	250,678
Qualcomm, Inc.	11,244	505,755
Sprint Nextel Corp. (a)	40,573	160,263
Telefonica SA	3,044	83,993
Telekomunikasi Indonesia Tbk PT	92,000	81,837
Verizon Communications, Inc.	18,059	546,646
Vodafone Group PLC	113,016	253,981
		4,933,341
Toys, Games & Hobbies – 0.2%
Nintendo Co. Ltd.	600	153,864
Transportation – 0.9%
Norfolk Southern Corp.	10,227	440,886
TNT NV	4,365	117,310
Union Pacific Corp.	4,138	241,452
		799,648
TOTAL COMMON STOCK (Cost $47,789,796)		57,083,588
PREFERRED STOCK – 0.2%
Auto Manufacturers – 0.0%
Motors Liquidation Co.	4,450	14,240
Internet – 0.1%
Preferred Blocker, Inc. (b)	168	97,697
U.S. Government Agencies – 0.1%
Federal National Mortgage Association	7,175	11,552
Federal National Mortgage Association	400	1,000
Federal Home Loan Mortgage Corp.	11,350	20,543
		33,095
TOTAL PREFERRED STOCK (Cost $620,506)		145,032
TOTAL EQUITIES (Cost $48,410,302)		57,228,620
	Principal Amount
BONDS & NOTES – 37.2%
CORPORATE DEBT – 15.4%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$10,000	9,150
Aerospace & Defense – 0.1%
The Boeing Co. 4.875% 2/15/20	50,000	51,577
Agriculture – 0.1%
Reynolds American, Inc. 6.750% 6/15/17	65,000	67,571

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines – 0.7%
Continental Airlines, Inc. 5.983% 4/19/22	$300,000	$283,500
Delta Air Lines, Inc. 6.821% 8/10/22	87,535	80,970
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 5/18/12	200,000	198,000
Northwest Airlines, Inc. 7.575% 9/01/20	69,089	58,726
		621,196
Auto Manufacturers – 0.2%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	100,000	103,772
Motors Liquidation Co. EUR (c) (d) 8.375% 7/05/33	90,000	18,432
Motors Liquidation Co. (d) 8.375% 7/15/33	630,000	102,375
		224,579
Banks – 0.8%
BAC Capital Trust XIV VRN 5.630% 12/31/49	10,000	6,550
Bank of America Corp. 7.625% 6/01/19	120,000	135,215
Barclays Bank PLC 5.200% 7/10/14	100,000	105,632
Export-Import Bank of Korea (b) 5.250% 2/10/14	5,000	5,192
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (b) (d) (e) 6.693% 6/15/16	140,000	14
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (b) (d) (e) 6.330% 7/28/11	160,000	39,200
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (b) (d) (e) 6.375% 9/25/12	100,000	24,500
Hypothekenbank in Essen (b) 5.000% 1/20/12	20,000	21,125
ICICI Bank Ltd. VRN 6.375% 4/30/22	100,000	81,646
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (b) (d) (e) 6.100% 8/25/11	280,000	14,700
Royal Bank of Scotland Group PLC 5.000% 11/12/13	20,000	18,340
Royal Bank of Scotland Group PLC 5.000% 10/01/14	30,000	27,133
Royal Bank of Scotland Group PLC 5.050% 1/08/15	20,000	17,942
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	100,000	52,500
Wachovia Capital Trust III VRN 5.800% 3/29/49	120,000	82,800
Wells Fargo Capital 5.950% 12/15/36	100,000	86,750
		719,239
Beverages – 0.2%
Diageo Capital PLC 7.375% 1/15/14	180,000	208,602
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	67,900
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	15,000	14,100
Coal – 0.0%
Peabody Energy Corp. 6.875% 3/15/13	15,000	15,150
Commercial Services – 0.1%
Ashtead Capital, Inc. (b) 9.000% 8/15/16	16,000	15,360
Hertz Corp. 8.875% 1/01/14	30,000	30,300
Hertz Corp. 10.500% 1/01/16	5,000	5,200
		50,860
Computers – 0.0%
Electronic Data Systems, LLC 7.125% 10/15/09	10,000	10,020
Sungard Data Systems, Inc. 10.250% 8/15/15	15,000	15,300
		25,320
Diversified Financial – 4.0%
Aiful Corp. (b) 5.000% 8/10/10	100,000	53,500
American Express Co. VRN 6.800% 9/01/16	75,000	63,750
American Express Credit Corp. 5.125% 8/25/14	130,000	134,474
The Bear Stearns Cos., Inc. 7.250% 2/01/18	240,000	274,090
BP Capital Markets PLC 5.250% 11/07/13	140,000	153,360
Citigroup, Inc. 5.500% 10/15/14	20,000	19,971
Citigroup, Inc. 5.875% 5/29/37	30,000	26,157
Citigroup, Inc. 6.125% 8/25/36	10,000	8,582
Citigroup, Inc. 6.375% 8/12/14	260,000	268,811
Citigroup, Inc. 6.875% 3/05/38	80,000	80,242
Countrywide Financial Corp. 6.250% 5/15/16	100,000	100,158
Federal National Mortgage Association 0.000% 10/09/19	280,000	156,507
Federal National Mortgage Association 4.625% 5/01/13	160,000	168,449
Federal National Mortgage Association 5.250% 8/01/12	70,000	74,781
Federal National Mortgage Association 6.250% 2/01/11	390,000	413,033
Ford Motor Credit Co. 7.375% 10/28/09	120,000	120,031
Ford Motor Credit Co. 8.000% 12/15/16	300,000	278,330
General Electric Capital Corp. VRN 6.375% 11/15/67	310,000	256,525
GMAC LLC (b) 8.000% 12/31/18	22,000	16,610

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.450% 11/01/12	$50,000	$53,471
The Goldman Sachs Group, Inc. 6.000% 5/01/14	70,000	76,128
Kaupthing Bank HF (Acquired 5/19/06, Cost $99,472) (b) (d) (e) 7.125% 5/19/16	100,000	10
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (b) (d) (e) 7.625% 2/28/15	440,000	93,500
Lehman Brothers Holdings Capital Trust VII VRN (d) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (d) 5.250% 2/06/12	70,000	11,900
Lehman Brothers Holdings, Inc. (d) 6.200% 9/26/14	60,000	10,200
Lehman Brothers Holdings, Inc. (d) 6.500% 7/19/17	30,000	3
Lehman Brothers Holdings, Inc. Series I (d) 6.750% 12/28/17	290,000	29
Merrill Lynch & Co., Inc. 6.875% 4/25/18	40,000	42,068
Morgan Stanley Series F 5.625% 1/09/12	190,000	201,324
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	92,378
SLM Corp. 5.000% 10/01/13	210,000	167,172
SLM Corp. 5.000% 4/15/15	10,000	7,451
SLM Corp. 5.050% 11/14/14	40,000	29,404
SLM Corp. 5.375% 5/15/14	285,000	218,133
SLM Corp. 5.625% 8/01/33	50,000	31,382
		3,701,927
Electric – 1.5%
The AES Corp. 7.750% 3/01/14	202,000	203,515
The AES Corp. 7.750% 10/15/15	50,000	50,250
Calpine Construction Finance Co. LP (b) 8.000% 6/01/16	35,000	35,875
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	40,000	42,810
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	5,000	5,261
Dominion Resources, Inc. 5.700% 9/17/12	165,000	180,243
Duke Energy Corp. 5.625% 11/30/12	145,000	160,112
Edison Mission Energy 7.625% 5/15/27	20,000	14,300
Edison Mission Energy 7.750% 6/15/16	30,000	26,250
Energy Future Holdings Corp. 11.250% 11/01/17	511,800	337,788
Exelon Corp. 5.625% 6/15/35	10,000	9,639
FirstEnergy Corp. Series B 6.450% 11/15/11	2,000	2,163
FirstEnergy Corp. Series C 7.375% 11/15/31	110,000	123,302
NRG Energy, Inc. 7.250% 2/01/14	20,000	19,650
NRG Energy, Inc. 7.375% 2/01/16	10,000	9,675
NRG Energy, Inc. 7.375% 1/15/17	40,000	38,700
Pacific Gas & Electric Co. 5.800% 3/01/37	10,000	10,826
Pacific Gas & Electric Co. 6.050% 3/01/34	80,000	88,992
Wisconsin Power & Light Co. 6.375% 8/15/37	40,000	45,589
		1,404,940
Environmental Controls – 0.1%
Waste Management, Inc. 6.375% 11/15/12	115,000	125,857
Foods – 0.0%
The Kroger Co. 6.150% 1/15/20	10,000	11,059
The Kroger Co. 6.400% 8/15/17	10,000	11,064
		22,123
Health Care — Services – 0.4%
Community Health Systems, Inc. 8.875% 7/15/15	30,000	30,750
DaVita, Inc. 6.625% 3/15/13	60,000	59,400
HCA, Inc. 6.250% 2/15/13	132,000	126,060
HCA, Inc. 7.500% 11/15/95	50,000	35,374
HCA, Inc. 7.690% 6/15/25	10,000	8,120
HCA, Inc. 9.625% 11/15/16	9,000	9,360
Roche Holdings, Inc. (b) 6.000% 3/01/19	40,000	44,526
WellPoint, Inc. 5.875% 6/15/17	10,000	10,555
WellPoint, Inc. 7.000% 2/15/19	30,000	34,103
		358,248
Insurance – 0.0%
American International Group, Inc. 5.850% 1/16/18	30,000	21,720
Metlife, Inc. 6.400% 12/15/36	10,000	8,450
The Travelers Cos., Inc. VRN 6.250% 3/15/17	10,000	8,793
		38,963
Iron & Steel – 0.0%
Steel Dynamics, Inc. 6.750% 4/01/15	45,000	43,088
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	20,000	17,600
Inn of the Mountain Gods Resort & Casino (d) 12.000% 11/15/10	20,000	9,250
MGM Mirage 6.625% 7/15/15	5,000	3,863
MGM Mirage (b) 10.375% 5/15/14	5,000	5,338
MGM Mirage (b) 11.125% 11/15/17	15,000	16,387

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Station Casinos, Inc. (d) 7.750% 8/15/16	$55,000	$16,500
		68,938
Manufacturing – 0.2%
Tyco International Group SA 6.875% 1/15/21	150,000	168,368
Media – 1.2%
CCH I LLC (d) 11.000% 10/01/15	40,000	7,400
Comcast Corp. 6.500% 1/15/15	255,000	284,144
Comcast Corp. 6.500% 1/15/17	150,000	164,635
CSC Holdings, Inc. (b) 8.625% 2/15/19	10,000	10,575
DirecTV Holdings LLC/DirecTV Financing Co., Inc. (b) 4.750% 10/01/14	20,000	20,000
Echostar DBS Corp. 6.625% 10/01/14	20,000	19,450
Echostar DBS Corp. 7.000% 10/01/13	20,000	20,150
News America, Inc. 6.650% 11/15/37	10,000	10,417
Reed Elsevier Capital, Inc. 8.625% 1/15/19	50,000	61,598
Rogers Cable, Inc. 6.750% 3/15/15	20,000	22,480
Sun Media Corp. 7.625% 2/15/13	10,000	7,650
Time Warner Cable, Inc. 6.200% 7/01/13	120,000	130,728
Time Warner Cable, Inc. 8.250% 4/01/19	70,000	84,609
Time Warner Cable, Inc. 8.750% 2/14/19	20,000	24,639
Time Warner, Inc. 6.875% 5/01/12	185,000	203,652
		1,072,127
Mining – 0.2%
Barrick Gold Corp. 6.950% 4/01/19	30,000	35,122
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	70,000	74,462
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	20,000	21,507
Teck Resources Ltd. 9.750% 5/15/14	5,000	5,500
Teck Resources Ltd. 10.250% 5/15/16	5,000	5,650
Teck Resources Ltd. 10.750% 5/15/19	5,000	5,813
Vale Overseas Ltd. 6.875% 11/21/36	70,000	72,417
		220,471
Oil & Gas – 1.4%
Cenovus Energy, Inc. (b) 6.750% 11/15/39	20,000	21,550
Chesapeake Energy Corp. 6.375% 6/15/15	5,000	4,644
Chesapeake Energy Corp. 6.500% 8/15/17	20,000	18,350
Chesapeake Energy Corp. 7.250% 12/15/18	15,000	14,175
Conoco Funding Co. 6.350% 10/15/11	80,000	87,664
Conoco, Inc. 6.950% 4/15/29	30,000	35,207
ConocoPhillips 6.500% 2/01/39	70,000	80,692
ConocoPhillips 4.750% 10/15/12	10,000	10,753
Hess Corp. 7.300% 8/15/31	180,000	202,344
Hess Corp. 7.875% 10/01/29	30,000	35,139
Kerr-McGee Corp. 6.950% 7/01/24	20,000	21,413
Kerr-McGee Corp. 7.875% 9/15/31	235,000	265,905
Occidental Petroleum Corp. 7.000% 11/01/13	150,000	173,292
OPTI Canada, Inc. 7.875% 12/15/14	50,000	38,250
OPTI Canada, Inc. 8.250% 12/15/14	40,000	31,000
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	107,219
Petrobras International Finance Co. 6.125% 10/06/16	46,000	49,105
SandRidge Energy, Inc. (b) 9.875% 5/15/16	30,000	31,275
XTO Energy, Inc. 7.500% 4/15/12	50,000	55,436
		1,283,413
Oil & Gas Services – 0.1%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	10,000	9,950
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	60,000	59,550
Complete Production Services, Inc. 8.000% 12/15/16	50,000	45,500
		115,000
Pharmaceuticals – 0.2%
Wyeth 5.950% 4/01/37	130,000	143,162
Pipelines – 0.4%
Kinder Morgan Energy Partners LP 5.000% 12/15/13	30,000	31,358
Kinder Morgan Energy Partners LP 6.000% 2/01/17	20,000	20,902
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	42,419
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	21,482
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	5,000	5,178
Semgroup LP (Acquired 10/03/06-6/17/08, Cost $29,600) (b) (d) (e) 8.750% 11/15/15	30,000	1,950
Southern Natural Gas Co. 8.000% 3/01/32	10,000	11,824
Tennessee Gas Pipeline Co. 7.625% 4/01/37	30,000	34,090
Williams Cos., Inc. Series A 7.500% 1/15/31	220,000	224,704
		393,907

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate – 0.1%
Forest City Enterprises, Inc. 7.625% 6/01/15	$15,000	$12,150
Realogy Corp. 12.375% 4/15/15	150,000	82,875
		95,025
Real Estate Investment Trusts (REITS) – 0.7%
Franchise Finance Corp. of America 8.750% 10/15/10	610,000	647,610
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	15,000	14,550
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	10,000	9,800
		671,960
Retail – 0.3%
Amerigas Partners LP 7.250% 5/20/15	10,000	9,750
CVS Caremark Corp. 6.600% 3/15/19	90,000	101,454
CVS Caremark Corp. (Acquired 2/07/07, Cost $125,678) (b) (e) 9.350% 1/10/23	100,000	81,127
CVS Pass-Through Trust 5.880% 1/10/28	30,026	28,225
CVS Pass-Through Trust 6.036% 12/10/28	34,581	32,679
Suburban Propane Partners LP 6.875% 12/15/13	35,000	34,606
Wal-Mart Stores, Inc. 6.200% 4/15/38	20,000	22,761
		310,602
Savings & Loans – 0.5%
AAC Group Holding Corp. STEP (b) 10.250% 10/01/12	15,000	14,400
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	18,158
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	130,000	132,798
The Goldman Sachs Capital II VRN 5.793% 12/29/49	110,000	79,200
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/15	190,000	95,950
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	155,000	128,650
		469,156
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	15,000	11,475
Telecommunications – 1.6%
America Movil SAB de CV 5.625% 11/15/17	30,000	31,016
AT&T, Inc. 6.550% 2/15/39	130,000	141,732
BellSouth Corp. 4.750% 11/15/12	10,000	10,658
British Telecom PLC STEP 9.125% 12/15/10	160,000	172,268
Cellco Partnership/Verizon Wireless Capital LLC (b) 8.500% 11/15/18	10,000	12,486
Deutsche Telekom International Finance BV 5.750% 3/23/16	75,000	79,522
Intelsat Jackson Holdings Ltd. 9.500% 6/15/16	5,000	5,250
Koninklijke KPN NV 8.000% 10/01/10	180,000	191,167
Koninklijke KPN NV 8.375% 10/01/30	125,000	161,080
Level 3 Financing, Inc. 9.250% 11/01/14	35,000	30,844
Qwest Communications International, Inc. Series B 7.500% 2/15/14	30,000	29,625
Qwest Corp. 6.875% 9/15/33	10,000	8,100
SBC Communications, Inc. 5.100% 9/15/14	120,000	129,380
Sprint Capital Corp. 8.750% 3/15/32	60,000	56,700
Telecom Italia Capital SA 4.950% 9/30/14	120,000	124,174
Verizon Communications, Inc. 6.100% 4/15/18	60,000	64,799
Verizon Communications, Inc. 8.950% 3/01/39	100,000	136,997
Verizon Global Funding Corp. 7.375% 9/01/12	60,000	68,173
		1,453,971
Transportation – 0.1%
Gulfmark Offshore, Inc. 7.750% 7/15/14	10,000	9,800
Kansas City Southern de Mexico SA de CV (b) 12.500% 4/01/16	25,000	27,625
RailAmerica, Inc. (b) 9.250% 7/01/17	40,000	41,900
		79,325
TOTAL CORPORATE DEBT (Cost $16,793,599)		14,327,290
MUNICIPAL OBLIGATIONS – 0.1%
Trucking & Leasing – 0.1%
Tennessee Valley Authority 5.250% 9/15/39	40,000	42,205
TOTAL MUNICIPAL OBLIGATIONS (Cost $39,553)		42,205
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.1%
Commercial MBS – 0.9%
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3 5.620% 10/10/14	20,000	18,699
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	300,000	302,413
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA (b) 6.712% 8/15/18	90,000	92,388

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	$200,000	$201,492
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954% 9/15/30	10,000	9,362
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,401) VRN (b) (e) 1.243% 5/28/40	1,729,446	36,664
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	150,000	122,599
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	100,000	83,258
Mutual Fund Fee Trust, Series 2000-3 (d) (f) 9.070% 7/01/08	655,398	7
		866,882
Home Equity ABS – 1.2%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.046% 10/25/32	311,332	204,504
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 0.801% 9/25/27	44,408	37,817
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.473% 12/15/35	200,787	50,491
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.486% 12/25/36	710,000	282,511
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.566% 5/25/37	560,000	213,483
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 0.826% 6/25/33	319,823	256,957
Terwin Mortgage Trust, Series 2006-10SL, Class A1 VRN 4.050% 10/25/37	107,225	8,406
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	42,635	32,142
		1,086,311
Student Loans ABS – 0.5%
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.466% 7/25/30	251,717	152,380
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.436% 7/25/17	280,565	120,766
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.886% 8/25/32	3,291	2,224
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.496% 11/25/37	133,089	112,977
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 0.616% 9/27/32	79,773	40,840
		429,187
WL Collateral CMO – 3.5%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.135% 11/25/34	156,800	121,750
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 FRN 0.746% 2/25/35	355,003	273,445
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.139% 6/26/35	220,000	144,641
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 4.537% 2/25/36	103,170	59,573
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 0.456% 4/25/46	192,005	97,937
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099% 9/25/35	110,976	76,372
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.633% 11/25/35	371,436	210,033
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (b) 7.000% 8/25/34	199,112	169,494
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 3.205% 5/25/29	83,532	72,259
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.330% 3/25/36	283,468	167,591
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 6.343% 6/25/37	311,453	178,723

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	$239,359	$232,141
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	105,893	103,420
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	446,132	335,470
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2 FRN 0.606% 1/25/37	413,099	205,881
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	510,000	299,008
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.749% 11/25/36	430,000	265,098
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.947% 8/25/36	210,000	130,679
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	103,260	99,375
		3,242,890
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,940,264)		5,625,270
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Russia Government International Bond STEP (b) 7.500% 3/31/30	38,400	41,687
United Mexican States 6.750% 9/27/34	27,000	29,363
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $66,503)		71,050
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 11.2%
Pass-Through Securities – 11.2%
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	93,606
Federal Home Loan Mortgage Corp.(g) Pool #1N2654 5.625% 11/23/35	140,000	146,583
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	279,694	283,715
Pool #888283 5.000% 8/01/34	5,643,930	5,856,459
Pool #960550 5.500% 1/01/38	1,812,173	1,899,030
Pool #944103 5.819% 7/01/37	527,258	559,395
Pool #595775 6.000% 8/01/31	9,310	9,922
Pool #902990 6.500% 11/01/36	14,558	15,617
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	17,449
Federal National Mortgage Association TBA(h) Pool #54429 6.000% 1/01/36	1,200,000	1,265,813
Government National Mortgage Association
Pool #575499 6.000% 1/15/32	53,480	57,186
Pool #579631 6.000% 2/15/32	38,307	40,986
Pool #582351 6.500% 10/15/32	46,678	50,283
Residual Funding Principal Strip 0.000% 10/15/19	180,000	119,167
		10,415,211
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,911,897)		10,415,211
U.S. TREASURY OBLIGATIONS – 4.3%
U.S. Treasury Bonds & Notes – 4.3%
U.S. Treasury Bond 4.250% 5/15/39	110,000	113,841
U.S. Treasury Bond 4.500% 8/15/39	1,290,000	1,390,983
U.S. Treasury Inflation Index (i) 0.875% 4/15/10	1,432,381	1,432,827
U.S. Treasury Inflation Index 1.625% 1/15/15	135,346	138,073
U.S. Treasury Inflation Index 2.000% 7/15/14	22,851	23,767
U.S. Treasury Inflation Index 2.500% 1/15/29	341,051	367,324
U.S. Treasury Note 2.625% 7/31/14	20,000	20,336
U.S. Treasury Note 3.625% 8/15/19	450,000	461,918
U.S. Treasury Note 4.000% 8/15/18	80,000	84,464
		4,033,533
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,918,599)		4,033,533
TOTAL BONDS & NOTES (Cost $38,670,415)		34,514,559

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PURCHASED OPTIONS – 0.0%
U.S. Treasury Bonds & Notes – 0.0%
U.S. Treasury Bonds Futures, Expires 11/20/09, Strike 119.00 (a)	4,000	$5,625
TOTAL PURCHASED OPTIONS (Cost $9,107)		5,625
RIGHTS – 0.0%
Diversified Financial – 0.0%
BNP Paribas, Expires 10/13/09, Strike 40 EUR per 0.10 share (a)	3,672	7,950
TOTAL RIGHTS (Cost $0)		7,950
TOTAL LONG-TERM INVESTMENTS (Cost $87,089,824)		91,756,754
Principal Amount
SHORT-TERM INVESTMENTS – 2.2%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (j)	$1,933,436	1,933,436
Discount Notes – 0.1%
Federal National Mortgage Association (g) 0.010% 1/25/10	128,000	127,835
TOTAL SHORT-TERM INVESTMENTS (Cost $2,061,271)		2,061,271
TOTAL INVESTMENTS – 101.0% (Cost $89,151,095) (k)		93,818,025
Other Assets/ (Liabilities) – (1.0)%		(914,602)
NET ASSETS – 100.0%		$92,903,423

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $2,540,416 or 2.73% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2009, these securities amounted to a value of $349,983 or 0.38% of net assets.
(e)	Restricted security. (Note 2).
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	This security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is held as collateral for open swap agreements (Note 2).
(j)	Maturity value of $1,933,437. Collateralized by U.S. Government Agency obligations with rates ranging from 5.070% - 5.338%, maturity dates ranging from 3/01/35 - 5/01/35, and an aggregate market value, including accrued interest, of $1,978,611.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 99.0%
Aerospace & Defense – 1.3%
Northrop Grumman Corp.	66,900	$3,462,075
Raytheon Co.	15,300	733,941
		4,196,016
Agriculture – 2.9%
Altria Group, Inc.	130,700	2,327,767
Archer-Daniels-Midland Co.	108,100	3,158,682
Bunge Ltd.	56,700	3,549,987
Reynolds American, Inc.	13,200	587,664
		9,624,100
Banks – 7.4%
Bank of America Corp.	330,800	5,597,136
BB&T Corp.	101,000	2,751,240
Deutsche Bank AG	42,500	3,262,725
U.S. Bancorp	237,600	5,193,936
Wells Fargo & Co.	273,900	7,718,502
		24,523,539
Beverages – 1.3%
Coca-Cola Enterprises, Inc.	156,300	3,346,383
Constellation Brands, Inc. Class A (a)	69,900	1,058,985
		4,405,368
Chemicals – 1.5%
Du Pont (E.I.) de Nemours & Co.	156,100	5,017,054
Commercial Services – 0.4%
Hertz Global Holdings, Inc. (a)	121,600	1,316,928
Computers – 1.9%
Dell, Inc. (a)	237,400	3,622,724
International Business Machines Corp.	4,700	562,167
Western Digital Corp. (a)	54,800	2,001,844
		6,186,735
Cosmetics & Personal Care – 1.2%
The Procter & Gamble Co.	67,100	3,886,432
Diversified Financial – 7.3%
Ameriprise Financial, Inc.	25,900	940,947
The Goldman Sachs Group, Inc.	49,700	9,162,195
JP Morgan Chase & Co.	247,100	10,827,922
Morgan Stanley	103,500	3,196,080
		24,127,144
Electric – 1.2%
American Electric Power Co., Inc.	96,200	2,981,238
RRI Energy, Inc. (a)	140,100	1,000,314
		3,981,552
Electronics – 1.5%
AU Optronics Corp. Sponsored ADR (Taiwan)	105,369	1,019,972
Tyco Electronics Ltd.	174,000	3,876,720
Vishay Intertechnology, Inc. (a)	5,050	39,895
		4,936,587
Foods – 1.9%
Kraft Foods, Inc. Class A	113,100	2,971,137
Sara Lee Corp.	217,700	2,425,178
Smithfield Foods, Inc. (a)	66,500	917,700
		6,314,015
Gas – 0.7%
NiSource, Inc.	163,000	2,264,070
Hand & Machine Tools – 0.2%
The Black & Decker Corp.	18,300	847,107
Health Care — Services – 0.9%
Aetna, Inc.	104,200	2,899,886
Home Builders – 1.6%
D.R. Horton, Inc.	113,200	1,291,612
NVR, Inc. (a)	4,300	2,740,691
Pulte Homes, Inc.	133,800	1,470,462
		5,502,765
Home Furnishing – 0.8%
Whirlpool Corp.	38,900	2,721,444
Household Products – 0.7%
Kimberly-Clark Corp.	37,300	2,199,954
Insurance – 7.7%
ACE Ltd. (a)	62,300	3,330,558
Allstate Corp.	114,800	3,515,176
The Chubb Corp.	23,200	1,169,512
Fidelity National Financial, Inc. Class A	60,400	910,832
Genworth Financial, Inc. Class A	23,700	283,215
Lincoln National Corp.	81,300	2,106,483
Metlife, Inc.	98,900	3,765,123
PartnerRe Ltd.	18,100	1,392,614
The Travelers Cos., Inc.	90,300	4,445,469
Unum Group	95,700	2,051,808
XL Capital Ltd. Class A	159,200	2,779,632
		25,750,422
Internet – 0.7%
Symantec Corp. (a)	142,400	2,345,328
Iron & Steel – 0.5%
AK Steel Holding Corp.	86,100	1,698,753
Machinery — Construction & Mining – 2.5%
Caterpillar, Inc.	89,200	4,578,636
Ingersoll-Rand PLC	73,016	2,239,401
Terex Corp. (a)	70,700	1,465,611
		8,283,648
Manufacturing – 3.8%
General Electric Co.	582,900	9,571,218
SPX Corp.	19,200	1,176,384
Textron, Inc.	97,800	1,856,244
		12,603,846
Media – 8.1%
CBS Corp. Class B	363,700	4,382,585
Comcast Corp. Class A	53,100	896,859
News Corp. Class A	596,700	7,154,433
Time Warner Cable, Inc.	116,900	5,037,221
Time Warner, Inc.	195,300	5,620,734
Viacom, Inc. Class B (a)	95,400	2,675,016
The Walt Disney Co.	38,500	1,057,210
		26,824,058
Oil & Gas – 16.7%
Apache Corp.	44,800	4,113,984
BP PLC Sponsored ADR (United Kingdom)	34,500	1,836,435
Chevron Corp.	83,300	5,866,819
Cimarex Energy Co.	50,200	2,174,664
ConocoPhillips	120,000	5,419,200
Devon Energy Corp.	86,700	5,837,511

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ENSCO International, Inc.	49,400	$2,101,476
EOG Resources, Inc.	49,600	4,142,096
Exxon Mobil Corp.	156,300	10,723,743
Nexen, Inc.	120,500	2,719,685
Occidental Petroleum Corp.	52,000	4,076,800
Total SA Sponsored ADR (France)	41,200	2,441,512
Valero Energy Corp.	209,100	4,054,449
		55,508,374
Packaging & Containers – 0.2%
Sonoco Products Co.	27,400	754,596
Pharmaceuticals – 7.3%
Cardinal Health, Inc.	18,000	482,400
GlaxoSmithKline PLC ADR (United Kingdom)	43,100	1,702,881
Merck & Co., Inc.	179,300	5,671,259
Pfizer, Inc.	673,500	11,146,425
Schering-Plough Corp.	187,500	5,296,875
		24,299,840
Retail – 5.9%
AutoNation, Inc. (a)	102,700	1,856,816
Foot Locker, Inc.	98,200	1,173,490
The Home Depot, Inc.	126,700	3,375,288
J.C. Penney Co., Inc.	53,600	1,809,000
Jones Apparel Group, Inc.	144,800	2,596,264
Limited Brands, Inc.	104,800	1,780,552
Lowe's Cos., Inc.	177,900	3,725,226
Macy's, Inc.	186,600	3,412,914
		19,729,550
Telecommunications – 10.9%
American Tower Corp. Class A (a)	42,300	1,539,720
AT&T, Inc.	516,500	13,950,665
Corning, Inc.	149,300	2,285,783
Crown Castle International Corp. (a)	58,200	1,825,152
Motorola, Inc.	459,100	3,943,669
Nokia Oyj Sponsored ADR (Finland)	199,900	2,922,538
Sprint Nextel Corp. (a)	1,118,400	4,417,680
Verizon Communications, Inc.	97,300	2,945,271
Vodafone Group PLC Sponsored ADR (United Kingdom)	111,600	2,511,000
		36,341,478
TOTAL COMMON STOCK (Cost $331,579,518)		329,090,589
TOTAL EQUITIES (Cost $331,579,518)		329,090,589
TOTAL LONG-TERM INVESTMENTS (Cost $331,579,518)		329,090,589
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$1,028,675	1,028,675
TOTAL SHORT-TERM INVESTMENTS (Cost $1,028,675)		1,028,675
TOTAL INVESTMENTS – 99.3% (Cost $332,608,193) (c)		330,119,264
Other Assets/ (Liabilities) – 0.7%		2,273,897
NET ASSETS – 100.0%		$332,393,161

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,028,675. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,053,046.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.0%
COMMON STOCK – 100.0%
Agriculture – 1.0%
Philip Morris International, Inc.	190,200	$9,270,348
Auto Manufacturers – 1.4%
Ford Motor Co. (a)	796,400	5,742,044
Paccar, Inc.	187,300	7,063,083
		12,805,127
Banks – 8.4%
Bank of America Corp.	1,067,300	18,058,716
Bank of New York Mellon Corp.	388,233	11,254,875
PNC Financial Services Group, Inc.	338,000	16,423,420
Wells Fargo & Co.	1,130,700	31,863,126
		77,600,137
Beverages – 1.2%
PepsiCo, Inc.	194,700	11,421,102
Chemicals – 3.3%
Agrium, Inc.	180,600	8,992,074
The Dow Chemical Co.	131,700	3,433,419
Du Pont (E.I.) de Nemours & Co.	307,700	9,889,478
The Mosaic Co.	170,000	8,171,900
		30,486,871
Computers – 1.4%
Hewlett-Packard Co.	281,000	13,266,010
Distribution & Wholesale – 0.9%
Ingram Micro, Inc. Class A (a)	489,700	8,251,445
Diversified Financial – 8.3%
Ameriprise Financial, Inc.	160,200	5,820,066
The Goldman Sachs Group, Inc.	158,200	29,164,170
JP Morgan Chase & Co.	847,836	37,152,173
UBS AG (a)	290,800	5,324,548
		77,460,957
Electric – 3.9%
Edison International	260,100	8,734,158
Entergy Corp.	130,100	10,389,786
Exelon Corp.	141,200	7,006,344
FPL Group, Inc.	173,900	9,604,497
		35,734,785
Environmental Controls – 1.0%
Waste Management, Inc.	301,000	8,975,820
Foods – 3.4%
General Mills, Inc.	75,200	4,841,376
The Kroger Co.	280,100	5,781,264
Nestle SA	258,800	11,048,172
Sysco Corp.	393,400	9,775,990
		31,446,802
Hand & Machine Tools – 1.3%
The Stanley Works	287,300	12,264,837
Health Care — Products – 4.0%
Baxter International, Inc.	208,200	11,869,482
Covidien PLC	229,900	9,945,474
Johnson & Johnson	143,000	8,707,270
Zimmer Holdings, Inc. (a)	124,900	6,675,905
		37,198,131
Health Care — Services – 1.1%
UnitedHealth Group, Inc.	403,900	10,113,656
Household Products – 1.0%
Kimberly-Clark Corp.	160,200	9,448,596
Insurance – 6.5%
ACE Ltd. (a)	421,100	22,512,006
Aon Corp.	222,900	9,069,801
The Chubb Corp.	281,600	14,195,456
Principal Financial Group, Inc.	162,348	4,446,712
Unum Group	478,100	10,250,464
		60,474,439
Iron & Steel – 1.3%
Cliffs Natural Resources, Inc.	375,000	12,135,000
Machinery — Construction & Mining – 1.7%
Ingersoll-Rand PLC	514,800	15,788,916
Machinery — Diversified – 1.3%
Cummins, Inc.	277,300	12,425,813
Manufacturing – 3.6%
General Electric Co.	1,089,000	17,881,380
Illinois Tool Works, Inc.	174,200	7,440,082
Textron, Inc.	440,136	8,353,781
		33,675,243
Media – 1.5%
Comcast Corp. Class A	847,750	14,318,497
Metal Fabricate & Hardware – 1.0%
Precision Castparts Corp.	93,100	9,484,097
Oil & Gas – 16.0%
Apache Corp.	134,400	12,341,952
BP PLC Sponsored ADR (United Kingdom)	171,300	9,118,299
Chevron Corp.	347,800	24,495,554
ConocoPhillips	120,600	5,446,296
EOG Resources, Inc.	56,800	4,743,368
Exxon Mobil Corp.	518,200	35,553,702
Hess Corp.	134,300	7,179,678
Marathon Oil Corp.	327,800	10,456,820
Newfield Exploration Co. (a)	182,400	7,762,944
Occidental Petroleum Corp.	280,500	21,991,200
XTO Energy, Inc.	220,650	9,117,258
		148,207,071
Oil & Gas Services – 1.8%
Baker Hughes, Inc.	383,900	16,377,174
Packaging & Containers – 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	210,600	4,504,734
Pharmaceuticals – 6.1%
Abbott Laboratories	198,900	9,839,583
Cardinal Health, Inc.	266,800	7,150,240
Merck & Co., Inc.	365,800	11,570,254
Pfizer, Inc.	1,176,400	19,469,420
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	171,600	8,676,096
		56,705,593
Retail – 6.0%
Coach, Inc.	200,400	6,597,168
CVS Caremark Corp.	257,500	9,203,050
The Gap, Inc.	229,000	4,900,600
The Home Depot, Inc.	241,800	6,441,552
Kohl's Corp. (a)	178,100	10,160,605
Staples, Inc.	397,100	9,220,662
Target Corp.	201,300	9,396,684
		55,920,321

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors – 2.8%
Intel Corp.	806,700	$15,787,119
Texas Instruments, Inc.	419,700	9,942,693
		25,729,812
Software – 1.6%
Microsoft Corp.	586,200	15,176,718
Telecommunications – 4.9%
AT&T, Inc.	835,720	22,572,797
Cisco Systems, Inc. (a)	612,400	14,415,896
Verizon Communications, Inc.	273,400	8,275,818
		45,264,511
Toys, Games & Hobbies – 1.0%
Mattel, Inc.	511,400	9,440,445
Transportation – 0.8%
United Parcel Service, Inc. Class B	124,700	7,041,809
TOTAL COMMON STOCK (Cost $872,403,042)		928,414,817
TOTAL EQUITIES (Cost $872,403,042)		928,414,817
TOTAL LONG-TERM INVESTMENTS (Cost $872,403,042)		928,414,817
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$3,394,618	3,394,618
TOTAL SHORT-TERM INVESTMENTS (Cost $3,394,618)		3,394,618
TOTAL INVESTMENTS – 100.4% (Cost $875,797,660) (c)		931,809,435
Other Assets/ (Liabilities) – (0.4)%		(3,840,378)
NET ASSETS – 100.0%		$927,969,057

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,394,619. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,467,103.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.8%
COMMON STOCK – 99.8%
Aerospace & Defense – 1.6%
Lockheed Martin Corp.	3,160	$246,733
United Technologies Corp.	5,760	350,957
		597,690
Agriculture – 1.2%
Archer-Daniels-Midland Co.	8,080	236,098
Lorillard, Inc.	2,710	201,353
		437,451
Auto Manufacturers – 0.6%
Navistar International Corp. (a)	5,870	219,655
Automotive & Parts – 0.4%
WABCO Holdings, Inc.	6,430	135,030
Banks – 10.0%
Bank of America Corp.	88,190	1,492,175
Capital One Financial Corp.	8,290	296,202
KeyCorp	30,880	200,720
SunTrust Banks, Inc.	23,920	539,396
Wells Fargo & Co.	41,040	1,156,507
		3,685,000
Beverages – 0.6%
Molson Coors Brewing Co. Class B	4,590	223,441
Building Materials – 0.5%
USG Corp. (a)	10,530	180,905
Chemicals – 1.3%
FMC Corp.	5,060	284,625
Terra Industries, Inc.	5,390	186,871
		471,496
Commercial Services – 2.6%
Apollo Group, Inc. Class A (a)	4,980	366,877
Donnelley (R.R.) & Sons Co.	18,740	398,412
McKesson Corp.	3,560	211,998
		977,287
Computers – 4.3%
Dell, Inc. (a)	28,020	427,585
Hewlett-Packard Co.	11,350	535,834
NCR Corp. (a)	19,790	273,498
SanDisk Corp. (a)	8,190	177,723
Western Digital Corp. (a)	4,710	172,056
		1,586,696
Distribution & Wholesale – 0.8%
WESCO International, Inc. (a)	10,220	294,336
Diversified Financial – 7.6%
CME Group, Inc.	790	243,470
Interactive Brokers Group, Inc. (a)	18,580	369,185
JP Morgan Chase & Co.	35,680	1,563,497
Morgan Stanley	20,240	625,011
		2,801,163
Electric – 3.6%
Edison International	9,080	304,906
Exelon Corp.	7,180	356,272
Mirant Corp. (a)	14,970	245,957
NRG Energy, Inc. (a)	14,610	411,856
		1,318,991
Electronics – 0.4%
Arrow Electronics, Inc. (a)	4,850	136,528
Foods – 1.9%
Kraft Foods, Inc. Class A	19,810	520,409
SUPERVALU, Inc.	13,270	199,846
		720,255
Gas – 0.9%
Energen Corp.	7,590	327,129
Health Care — Services – 2.2%
Humana, Inc. (a)	8,880	331,224
WellPoint, Inc. (a)	9,820	465,075
		796,299
Insurance – 7.4%
ACE Ltd. (a)	6,760	361,390
Allied World Assurance Holdings Ltd.	4,700	225,271
Aspen Insurance Holdings Ltd.	9,000	238,230
Assurant, Inc.	5,070	162,544
Genworth Financial, Inc. Class A	36,720	438,804
Lincoln National Corp.	8,660	224,381
MBIA, Inc. (a)	50,970	395,527
PartnerRe Ltd.	5,400	415,476
Unum Group	12,960	277,862
		2,739,485
Iron & Steel – 1.3%
Nucor Corp.	4,040	189,920
United States Steel Corp.	6,530	289,736
		479,656
Lodging – 0.9%
Wyndham Worldwide Corp.	20,680	337,498
Machinery — Diversified – 0.9%
AGCO Corp. (a)	11,940	329,902
Manufacturing – 2.1%
General Electric Co.	46,790	768,292
Media – 4.2%
CBS Corp. Class B	22,500	271,125
Comcast Corp. Class A	48,890	825,752
DISH Network Corp. Class A (a)	22,600	435,276
		1,532,153
Metal Fabricate & Hardware – 1.0%
Precision Castparts Corp.	3,770	384,050
Oil & Gas – 17.8%
Anadarko Petroleum Corp.	5,650	354,425
Chevron Corp.	19,580	1,379,019
ENSCO International, Inc.	7,390	314,371
Exxon Mobil Corp.	17,690	1,213,711
Forest Oil Corp. (a)	12,990	254,214
Marathon Oil Corp.	18,040	575,476
Noble Corp.	7,850	297,986
Occidental Petroleum Corp.	11,290	885,136
Patterson-UTI Energy, Inc.	14,810	223,631
Questar Corp.	6,520	244,891
Tesoro Corp./Texas	17,000	254,660
Valero Energy Corp.	27,820	539,430
		6,536,950
Oil & Gas Services – 0.9%
Transocean Ltd. (a)	4,060	347,252
Packaging & Containers – 0.8%
Owens-IIlinois, Inc. (a)	7,630	281,547

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals – 4.5%
King Pharmaceuticals, Inc. (a)	25,160	$270,973
Pfizer, Inc.	83,040	1,374,312
		1,645,285
Real Estate Investment Trusts (REITS) – 0.8%
Duke Realty Corp.	11,550	138,716
ProLogis	11,810	140,775
		279,491
Retail – 4.8%
Coach, Inc.	5,780	190,278
CVS Caremark Corp.	14,560	520,374
Lowe's Cos., Inc.	27,820	582,551
Macy's, Inc.	14,950	273,435
Polo Ralph Lauren Corp.	2,560	196,147
		1,762,785
Software – 0.8%
IMS Health, Inc.	19,080	292,878
Telecommunications – 8.7%
Amdocs Ltd. (a)	6,700	180,096
AT&T, Inc.	44,390	1,198,974
CenturyTel, Inc.	12,377	415,867
NII Holdings, Inc. (a)	23,630	708,428
Qwest Communications International, Inc.	164,610	627,164
Tellabs, Inc. (a)	12,510	86,569
		3,217,098
Toys, Games & Hobbies – 0.7%
Hasbro, Inc.	9,110	252,802
Transportation – 1.7%
Norfolk Southern Corp.	9,760	420,754
Overseas Shipholding Group, Inc.	5,420	202,545
		623,299
TOTAL COMMON STOCK (Cost $31,071,181)		36,719,775
TOTAL EQUITIES (Cost $31,071,181)		36,719,775
TOTAL LONG-TERM INVESTMENTS (Cost $31,071,181)		36,719,775
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$71,002	71,002
TOTAL SHORT-TERM INVESTMENTS (Cost $71,002)		71,002
TOTAL INVESTMENTS – 100.0% (Cost $31,142,183) (c)		36,790,777
Other Assets/ (Liabilities) – 0.0%		10,171
NET ASSETS – 100.0%		$36,800,948

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $71,002. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $74,508.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.9%
COMMON STOCK – 97.9%
Agriculture – 0.9%
Philip Morris International, Inc.	139,200	$6,784,608
Auto Manufacturers – 0.3%
Paccar, Inc.	62,340	2,350,841
Banks – 8.1%
Bank of New York Mellon Corp.	452,600	13,120,874
Julius Baer Holding AG	312,300	15,615,632
Wells Fargo & Co.	1,124,476	31,687,734
		60,424,240
Beverages – 3.1%
The Coca-Cola Co.	74,800	4,016,760
Diageo PLC Sponsored ADR (United Kingdom)	163,300	10,041,317
Heineken Holding NV Class A	219,964	8,966,904
		23,024,981
Building Materials – 1.1%
Martin Marietta Materials, Inc.	88,400	8,138,988
Chemicals – 0.7%
Monsanto Co.	48,700	3,769,380
Potash Corporation of Saskatchewan, Inc.	17,600	1,589,984
		5,359,364
Coal – 1.0%
China Coal Energy Co.	5,612,200	7,312,615
Commercial Services – 3.6%
Cosco Pacific Ltd.	1,944,836	2,772,303
H&R Block, Inc.	248,700	4,571,106
Iron Mountain, Inc. (a)	499,916	13,327,760
Moody's Corp.	210,200	4,300,692
Visa, Inc. Class A	27,110	1,873,572
		26,845,433
Computers – 1.3%
Hewlett-Packard Co.	208,100	9,824,401
Cosmetics & Personal Care – 1.5%
Natura Cosmeticos SA	48,000	864,219
The Procter & Gamble Co.	184,000	10,657,280
		11,521,499
Diversified Financial – 7.8%
American Express Co.	763,500	25,882,650
Ameriprise Financial, Inc.	155,660	5,655,128
The Goldman Sachs Group, Inc.	26,720	4,925,832
JP Morgan Chase & Co.	501,488	21,975,204
		58,438,814
Electric – 0.2%
The AES Corp. (a)	119,900	1,776,918
Electronics – 1.5%
Agilent Technologies, Inc. (a)	333,170	9,272,121
Garmin Ltd.	48,060	1,813,785
		11,085,906
Engineering & Construction – 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (a)	170,160	3,410,006
Foods – 0.2%
The Hershey Co.	47,800	1,857,508
Forest Products & Paper – 0.9%
Sino-Forest Corp. (a)	436,120	6,878,505
Health Care — Products – 2.9%
Becton, Dickinson & Co.	91,700	6,396,075
CareFusion Corp. (a)	74,700	1,628,460
Johnson & Johnson	218,600	13,310,554
		21,335,089
Health Care — Services – 1.1%
Laboratory Corporation of America Holdings (a)	37,700	2,476,890
UnitedHealth Group, Inc.	224,600	5,623,984
		8,100,874
Holding Company — Diversified – 1.1%
China Merchants Holdings International Co. Ltd.	2,613,701	8,601,699
Housewares – 0.2%
Hunter Douglas NV	36,862	1,486,248
Insurance – 12.1%
American International Group, Inc. (a)	19,735	870,511
Berkshire Hathaway, Inc. Class A (a)	370	37,370,000
Fairfax Financial Holdings Ltd.	7,780	2,884,279
The Hartford Financial Services Group, Inc.	147,050	3,896,825
Loews Corp.	549,300	18,813,525
Markel Corp. (a)	2,210	728,902
Nipponkoa Insurance Co. Ltd.	23,700	147,757
Principal Financial Group, Inc.	61,600	1,687,224
The Progressive Corp. (a)	921,800	15,283,444
Sun Life Financial, Inc.	39,900	1,246,476
Transatlantic Holdings, Inc.	148,634	7,456,968
		90,385,911
Internet – 2.2%
Amazon.com, Inc. (a)	39,300	3,669,048
Google, Inc. Class A (a)	21,410	10,616,149
Liberty Media Holding Corp. Interactive Class A (a)	172,600	1,893,422
		16,178,619
Leisure Time – 1.0%
Harley-Davidson, Inc.	322,000	7,406,000
Machinery — Construction & Mining – 1.0%
BHP Billiton PLC	150,100	4,130,333
Rio Tinto PLC	81,587	3,505,484
		7,635,817
Manufacturing – 0.8%
Tyco International Ltd.	168,921	5,824,396
Media – 3.4%
Comcast Corp. Special Class A	379,100	6,095,928
Liberty Media Corp. Entertainment Class A (a)	129,700	4,034,967
News Corp. Class A	789,800	9,469,702

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	202,900	$5,571,634
		25,172,231
Mining – 0.6%
Vulcan Materials Co.	86,500	4,677,055
Oil & Gas – 14.2%
Canadian Natural Resources Ltd.	258,900	17,395,491
ConocoPhillips	96,292	4,348,546
Devon Energy Corp.	342,300	23,047,059
EOG Resources, Inc.	281,400	23,499,714
Occidental Petroleum Corp.	448,700	35,178,080
OGX Petroleo e Gas Participacoes SA	4,100	3,130,630
		106,599,520
Oil & Gas Services – 0.9%
Transocean Ltd. (a)	77,215	6,604,199
Packaging & Containers – 1.9%
Sealed Air Corp.	737,972	14,486,390
Pharmaceuticals – 5.2%
Cardinal Health, Inc.	149,400	4,003,920
Express Scripts, Inc. (a)	113,400	8,797,572
Merck & Co., Inc.	214,600	6,787,798
Pfizer, Inc.	372,800	6,169,840
Schering-Plough Corp.	477,900	13,500,675
		39,259,805
Real Estate – 1.2%
Brookfield Asset Management, Inc. Class A	165,100	3,749,421
Hang Lung Properties Ltd.	980,000	4,876,456
		8,625,877
Retail – 8.6%
Bed Bath & Beyond, Inc. (a)	244,200	9,167,268
Carmax, Inc. (a)	255,100	5,331,590
Costco Wholesale Corp.	567,000	32,012,820
CVS Caremark Corp.	499,761	17,861,458
		64,373,136
Semiconductors – 1.9%
Texas Instruments, Inc.	597,800	14,161,882
Software – 3.4%
Activision Blizzard, Inc. (a)	321,100	3,978,429
Dun & Bradstreet Corp.	114,750	8,642,970
Microsoft Corp.	509,200	13,183,188
		25,804,587
Transportation – 1.5%
China Shipping Development Co. Ltd. Class H	1,719,000	2,137,613
Kuehne & Nagel International AG	54,250	4,716,686
LLX Logistica SA (a)	36,100	131,824
United Parcel Service, Inc. Class B	68,500	3,868,195
		10,854,318
TOTAL COMMON STOCK (Cost $637,978,973)		732,608,280
TOTAL EQUITIES (Cost $637,978,973)		732,608,280
	Principal Amount
BONDS & NOTES – 0.9%
CORPORATE DEBT – 0.9%
Forest Products & Paper – 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $1,565,682) (b) (c) 5.000% 8/01/13	$1,604,000	1,726,305
Leisure Time – 0.7%
Harley-Davidson, Inc. 15.000% 2/01/14	4,000,000	4,871,992
TOTAL CORPORATE DEBT (Cost $5,573,844)		6,598,297
TOTAL BONDS & NOTES (Cost $5,573,844)		6,598,297
TOTAL LONG-TERM INVESTMENTS (Cost $643,552,817)		739,206,577
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, 10/01/09 (d)	15,318,814	15,318,814
TOTAL SHORT-TERM INVESTMENTS (Cost $15,318,814)		15,318,814
TOTAL INVESTMENTS – 100.8% (Cost $658,871,631) (e)		754,525,391
Other Assets/ (Liabilities) – (0.8)%		(5,827,754)
NET ASSETS – 100.0%		$748,697,637

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $1,726,305 or 0.23% of net assets.
(d)	Maturity value of $15,318,818. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $15,625,482.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.4%
COMMON STOCK – 100.4%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	82,645	$621,490
Omnicom Group, Inc.	54,759	2,022,798
		2,644,288
Aerospace & Defense – 2.2%
The Boeing Co.	126,584	6,854,523
General Dynamics Corp.	67,665	4,371,159
Goodrich Corp.	21,802	1,184,721
L-3 Communications Holdings, Inc.	19,328	1,552,425
Lockheed Martin Corp.	55,628	4,343,434
Northrop Grumman Corp.	54,197	2,804,695
Raytheon Co.	66,492	3,189,621
Rockwell Collins, Inc.	27,802	1,412,342
United Technologies Corp.	164,800	10,041,264
		35,754,184
Agriculture – 1.8%
Altria Group, Inc.	360,644	6,423,070
Archer-Daniels-Midland Co.	112,975	3,301,129
Lorillard, Inc.	27,813	2,066,506
Philip Morris International, Inc.	340,380	16,590,121
Reynolds American, Inc.	29,789	1,326,206
		29,707,032
Airlines – 0.1%
Southwest Airlines Co.	130,632	1,254,067
Apparel – 0.3%
Nike, Inc. Class B	68,127	4,407,817
VF Corp.	15,452	1,119,188
		5,527,005
Auto Manufacturers – 0.4%
Ford Motor Co. (a)	563,072	4,059,749
Paccar, Inc.	63,877	2,408,802
		6,468,551
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	42,993	732,171
Johnson Controls, Inc.	104,621	2,674,113
		3,406,284
Banks – 5.4%
Bank of America Corp.	1,514,427	25,624,105
Bank of New York Mellon Corp.	208,418	6,042,038
BB&T Corp.	119,980	3,268,255
Capital One Financial Corp.	77,447	2,767,181
Comerica, Inc.	26,634	790,231
Fifth Third Bancorp	130,850	1,325,510
First Horizon National Corp. (a)	36,402	481,595
Huntington Bancshares, Inc.	97,770	460,497
KeyCorp	152,447	990,906
M&T Bank Corp.	16,880	1,051,962
Marshall & Ilsley Corp.	62,002	500,356
Northern Trust Corp.	42,493	2,471,393
PNC Financial Services Group, Inc.	84,451	4,103,474
Regions Financial Corp.	208,977	1,297,747
State Street Corp.	86,406	4,544,956
SunTrust Banks, Inc.	86,271	1,945,411
U.S. Bancorp	342,649	7,490,307
Wells Fargo & Co.	819,897	23,104,697
Zions Bancorp	30,648	550,745
		88,811,366
Beverages – 2.7%
Brown-Forman Corp. Class B	21,961	1,058,959
The Coca-Cola Co.	406,407	21,824,056
Coca-Cola Enterprises, Inc.	55,380	1,185,686
Constellation Brands, Inc. Class A (a)	35,343	535,446
Dr. Pepper Snapple Group, Inc. (a)	45,138	1,297,718
Molson Coors Brewing Co. Class B	30,697	1,494,330
The Pepsi Bottling Group, Inc.	29,615	1,079,171
PepsiCo, Inc.	273,823	16,062,457
		44,537,823
Biotechnology – 1.4%
Amgen, Inc. (a)	177,178	10,671,431
Biogen Idec, Inc. (a)	50,683	2,560,505
Celgene Corp. (a)	80,885	4,521,472
Genzyme Corp. (a)	47,360	2,686,733
Life Technologies Corp. (a)	30,126	1,402,365
Millipore Corp. (a)	9,473	666,236
		22,508,742
Building Materials – 0.1%
Masco Corp.	64,114	828,353
Chemicals – 2.1%
Air Products & Chemicals, Inc.	36,863	2,859,831
Airgas, Inc.	14,407	696,867
CF Industries Holdings, Inc.	8,482	731,403
The Dow Chemical Co.	201,677	5,257,719
Du Pont (E.I.) de Nemours & Co.	158,791	5,103,543
Eastman Chemical Co.	12,759	683,117
Ecolab, Inc.	40,925	1,891,963
FMC Corp.	12,824	721,350
International Flavors & Fragrances, Inc.	14,018	531,703
Monsanto Co.	95,068	7,358,263
PPG Industries, Inc.	28,888	1,681,570
Praxair, Inc.	54,081	4,417,877
The Sherwin-Williams Co.	17,559	1,056,349
Sigma-Aldrich Corp.	21,511	1,161,164
		34,152,719
Coal – 0.2%
CONSOL Energy, Inc.	31,809	1,434,904
Massey Energy Co.	12,158	339,087
Peabody Energy Corp.	47,057	1,751,461
		3,525,452
Commercial Services – 1.4%
Apollo Group, Inc. Class A (a)	23,619	1,740,012
Automatic Data Processing, Inc.	88,163	3,464,806
Convergys Corp. (a)	38,662	384,300
DeVry, Inc.	10,805	597,732
Donnelley (R.R.) & Sons Co.	31,853	677,195
Equifax, Inc.	22,265	648,802
H&R Block, Inc.	58,463	1,074,550
Iron Mountain, Inc. (a)	31,607	842,643
MasterCard, Inc. Class A	16,708	3,377,522
McKesson Corp.	45,409	2,704,106
Monster Worldwide, Inc. (a)	22,436	392,181

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Moody's Corp.	33,497	$685,349
Paychex, Inc.	56,454	1,639,989
Quanta Services, Inc. (a)	34,030	753,084
Robert Half International, Inc.	26,659	667,008
Total System Services, Inc.	34,518	556,085
Western Union Co.	123,247	2,331,833
		22,537,197
Computers – 6.0%
Affiliated Computer Services, Inc. Class A (a)	17,268	935,408
Apple, Inc. (a)	158,220	29,329,241
Cognizant Technology Solutions Corp. Class A (a)	51,298	1,983,181
Computer Sciences Corp. (a)	26,958	1,420,956
Dell, Inc. (a)	300,097	4,579,480
EMC Corp. (a)	350,452	5,971,702
Hewlett-Packard Co.	415,755	19,627,794
International Business Machines Corp.	230,632	27,585,894
Lexmark International, Inc. Class A (a)	13,661	294,258
NetApp, Inc. (a)	58,203	1,552,856
SanDisk Corp. (a)	39,786	863,356
Sun Microsystems, Inc. (a)	131,047	1,191,217
Teradata Corp. (a)	30,431	837,461
Western Digital Corp. (a)	38,776	1,416,487
		97,589,291
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	75,066	2,549,241
Colgate-Palmolive Co.	87,771	6,695,172
The Estee Lauder Cos., Inc. Class A	20,499	760,103
The Procter & Gamble Co.	512,768	29,699,523
		39,704,039
Distribution & Wholesale – 0.2%
Fastenal Co.	22,720	879,264
Genuine Parts Co.	28,084	1,068,877
W.W. Grainger, Inc.	11,174	998,509
		2,946,650
Diversified Financial – 5.8%
American Express Co.	206,896	7,013,774
Ameriprise Financial, Inc.	44,827	1,628,565
The Charles Schwab Corp.	164,996	3,159,673
Citigroup, Inc.	2,282,975	11,049,599
CME Group, Inc.	11,371	3,504,428
Discover Financial Services	91,891	1,491,391
E*TRADE Financial Corp. (a)	135,844	237,727
Federated Investors, Inc. Class B	15,652	412,743
Franklin Resources, Inc.	25,376	2,552,826
The Goldman Sachs Group, Inc.	90,090	16,608,092
IntercontinentalExchange, Inc. (a)	11,839	1,150,632
Invesco Ltd.	79,508	1,809,602
Janus Capital Group, Inc.	29,379	416,594
JP Morgan Chase & Co.	692,436	30,342,546
Legg Mason, Inc.	32,433	1,006,396
Morgan Stanley	238,816	7,374,638
The NASDAQ OMX Group, Inc. (a)	24,134	508,021
NYSE Euronext	42,950	1,240,826
SLM Corp. (a)	83,239	725,844
T. Rowe Price Group, Inc.	45,063	2,059,379
		94,293,296
Electric – 3.5%
The AES Corp. (a)	118,200	1,751,724
Allegheny Energy, Inc.	29,789	790,004
Ameren Corp.	46,064	1,164,498
American Electric Power Co., Inc.	81,716	2,532,379
CenterPoint Energy, Inc.	77,501	963,337
CMS Energy Corp.	37,013	495,974
Consolidated Edison, Inc.	48,141	1,970,893
Constellation Energy Group, Inc.	40,183	1,300,724
Dominion Resources, Inc.	108,952	3,758,844
DTE Energy Co.	28,731	1,009,607
Duke Energy Corp.	225,859	3,555,021
Dynegy, Inc. Class A (a)	173,104	441,415
Edison International	57,343	1,925,578
Entergy Corp.	33,382	2,665,887
Exelon Corp.	114,253	5,669,234
FirstEnergy Corp.	53,607	2,450,912
FPL Group, Inc.	71,928	3,972,583
Integrys Energy Group, Inc.	13,632	489,252
Northeast Utilities	36,757	872,611
Pepco Holdings, Inc.	49,572	737,631
PG&E Corp.	64,406	2,607,799
Pinnacle West Capital Corp.	16,510	541,858
PPL Corp.	66,051	2,003,987
Progress Energy, Inc.	49,097	1,917,729
Public Service Enterprise Group, Inc.	89,028	2,799,040
SCANA Corp.	17,163	598,989
The Southern Co.	139,701	4,424,331
TECO Energy, Inc.	35,747	503,318
Wisconsin Energy Corp.	20,903	944,189
Xcel Energy, Inc.	88,113	1,695,294
		56,554,642
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	132,090	5,294,167
Molex, Inc.	24,384	509,138
		5,803,305
Electronics – 0.3%
Agilent Technologies, Inc. (a)	57,537	1,601,255
Amphenol Corp. Class A	30,092	1,133,867
FLIR Systems, Inc. (a)	25,649	717,402
Jabil Circuit, Inc.	26,122	350,296
PerkinElmer, Inc.	21,179	407,484
Waters Corp. (a)	17,066	953,307
		5,163,611
Engineering & Construction – 0.2%
Fluor Corp.	31,879	1,621,047
Jacobs Engineering Group, Inc. (a)	21,812	1,002,262
		2,623,309
Entertainment – 0.1%
International Game Technology	51,960	1,116,101
Environmental Controls – 0.3%
Republic Services, Inc.	57,155	1,518,608
Stericycle, Inc. (a)	15,147	733,872
Waste Management, Inc.	86,436	2,577,522
		4,830,002
Foods – 1.9%
Campbell Soup Co.	31,623	1,031,542
ConAgra Foods, Inc.	78,632	1,704,742
Dean Foods Co. (a)	31,809	565,882

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Mills, Inc.	55,629	$3,581,395
H.J. Heinz Co.	55,662	2,212,565
The Hershey Co.	29,167	1,133,430
Hormel Foods Corp.	12,622	448,333
The J.M. Smucker Co.	20,898	1,107,803
Kellogg Co.	44,548	2,193,098
Kraft Foods, Inc. Class A	259,268	6,810,970
The Kroger Co.	114,789	2,369,245
McCormick & Co., Inc.	22,418	760,867
Safeway, Inc.	68,761	1,355,967
Sara Lee Corp.	122,424	1,363,803
SUPERVALU, Inc.	37,909	570,910
Sysco Corp.	103,684	2,576,547
Tyson Foods, Inc. Class A	52,106	658,099
Whole Foods Market, Inc. (a)	24,740	754,323
		31,199,521
Forest Products & Paper – 0.3%
International Paper Co.	76,127	1,692,303
MeadWestvaco Corp.	30,950	690,494
Plum Creek Timber Co., Inc.	28,981	887,978
Weyerhaeuser Co.	37,629	1,379,103
		4,649,878
Gas – 0.2%
Nicor, Inc.	8,262	302,307
NiSource, Inc.	48,859	678,651
Sempra Energy	42,877	2,135,703
		3,116,661
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	10,855	502,478
Snap-on, Inc.	9,394	326,535
The Stanley Works	13,991	597,276
		1,426,289
Health Care — Products – 3.6%
Baxter International, Inc.	104,162	5,938,276
Becton, Dickinson & Co.	42,155	2,940,311
Boston Scientific Corp. (a)	264,405	2,800,049
C.R. Bard, Inc.	16,009	1,258,467
CareFusion Corp. (a)	31,697	690,994
Intuitive Surgical, Inc. (a)	6,272	1,644,832
Johnson & Johnson	482,620	29,386,732
Medtronic, Inc.	192,881	7,098,021
St. Jude Medical, Inc. (a)	60,883	2,375,046
Stryker Corp.	48,910	2,221,981
Varian Medical Systems, Inc. (a)	22,216	935,960
Zimmer Holdings, Inc. (a)	37,946	2,028,214
		59,318,883
Health Care — Services – 1.3%
Aetna, Inc.	74,202	2,065,042
CIGNA Corp.	47,727	1,340,652
Coventry Health Care, Inc. (a)	26,043	519,818
DaVita, Inc. (a)	18,580	1,052,371
Humana, Inc. (a)	30,088	1,122,282
Laboratory Corporation of America Holdings (a)	19,085	1,253,885
Quest Diagnostics, Inc.	27,133	1,416,071
Tenet Healthcare Corp. (a)	75,561	444,299
Thermo Fisher Scientific, Inc. (a)	70,366	3,072,883
UnitedHealth Group, Inc.	203,648	5,099,346
WellPoint, Inc. (a)	83,203	3,940,494
		21,327,143
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	39,765	982,991
Home Builders – 0.1%
D.R. Horton, Inc.	48,470	553,043
KB HOME	13,602	225,929
Lennar Corp. Class A	24,841	353,984
Pulte Homes, Inc.	50,202	551,720
		1,684,676
Home Furnishing – 0.1%
Harman International Industries, Inc.	17,643	597,745
Whirlpool Corp.	13,223	925,081
		1,522,826
Household Products – 0.5%
Avery Dennison Corp.	24,219	872,126
The Clorox Co.	24,654	1,450,149
Fortune Brands, Inc.	26,638	1,144,901
Kimberly-Clark Corp.	72,888	4,298,934
		7,766,110
Housewares – 0.0%
Newell Rubbermaid, Inc.	49,754	780,640
Insurance – 2.7%
Aflac, Inc.	82,236	3,514,767
Allstate Corp.	94,330	2,888,385
American International Group, Inc. (a)	21,808	961,951
Aon Corp.	48,119	1,957,962
Assurant, Inc.	20,600	660,436
The Chubb Corp.	59,539	3,001,361
Cincinnati Financial Corp.	28,966	752,826
Genworth Financial, Inc. Class A	95,531	1,141,595
The Hartford Financial Services Group, Inc.	67,809	1,796,938
Lincoln National Corp.	58,844	1,524,648
Loews Corp.	63,561	2,176,964
Marsh & McLennan Cos., Inc.	91,338	2,258,789
MBIA, Inc. (a)	56,881	441,397
Metlife, Inc.	143,997	5,481,966
Principal Financial Group, Inc.	54,630	1,496,316
The Progressive Corp. (a)	119,104	1,974,744
Prudential Financial, Inc.	80,885	4,036,970
Torchmark Corp.	14,870	645,804
The Travelers Cos., Inc.	100,473	4,946,286
Unum Group	58,291	1,249,759
XL Capital Ltd. Class A	57,760	1,008,490
		43,918,354
Internet – 2.5%
Akamai Technologies, Inc. (a)	29,991	590,223
Amazon.com, Inc. (a)	59,789	5,581,901
eBay, Inc. (a)	202,042	4,770,212
Expedia, Inc. (a)	37,209	891,156
Google, Inc. Class A (a)	42,274	20,961,563
McAfee, Inc. (a)	27,366	1,198,357
Symantec Corp. (a)	144,484	2,379,651
VeriSign, Inc. (a)	33,828	801,385
Yahoo!, Inc. (a)	215,525	3,838,500
		41,012,948
Iron & Steel – 0.3%
AK Steel Holding Corp.	15,199	299,876
Allegheny Technologies, Inc.	17,315	605,852
Nucor Corp.	55,236	2,596,644

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United States Steel Corp.	23,485	$1,042,030
		4,544,402
Leisure Time – 0.2%
Carnival Corp.	77,015	2,563,059
Harley-Davidson, Inc.	41,842	962,366
		3,525,425
Lodging – 0.2%
Marriott International, Inc. Class A	44,669	1,232,418
Starwood Hotels & Resorts Worldwide, Inc.	32,139	1,061,551
Wyndham Worldwide Corp.	25,363	413,924
Wynn Resorts Ltd. (a)	12,038	853,374
		3,561,267
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	111,538	5,725,246
Machinery — Diversified – 0.5%
Cummins, Inc.	35,436	1,587,887
Deere & Co.	74,347	3,190,973
Eaton Corp.	29,038	1,643,261
Flowserve Corp.	9,795	965,199
Rockwell Automation, Inc.	24,974	1,063,892
		8,451,212
Manufacturing – 3.5%
3M Co.	121,668	8,979,098
Danaher Corp.	47,873	3,222,810
Dover Corp.	32,777	1,270,436
Eastman Kodak Co.	51,951	248,326
General Electric Co.	1,875,968	30,803,395
Honeywell International, Inc.	135,161	5,021,231
Illinois Tool Works, Inc.	67,622	2,888,136
ITT Corp.	32,324	1,685,697
Leggett & Platt, Inc.	27,615	535,731
Pall Corp.	20,820	672,070
Parker Hannifin Corp.	28,221	1,462,977
Textron, Inc.	54,930	1,042,571
		57,832,478
Media – 2.5%
CBS Corp. Class B	119,468	1,439,589
Comcast Corp. Class A	500,511	8,453,631
The DIRECTV Group, Inc. (a)	82,895	2,286,244
Gannett Co., Inc.	41,473	518,827
The McGraw-Hill Cos., Inc.	55,325	1,390,870
Meredith Corp.	12,239	366,436
New York Times Co. Class A	42,476	344,905
News Corp. Class A	391,701	4,696,495
Scripps Networks Interactive Class A	14,844	548,486
Time Warner Cable, Inc.	61,982	2,670,804
Time Warner, Inc.	205,806	5,923,097
Viacom, Inc. Class B (a)	106,745	2,993,130
The Walt Disney Co.	324,476	8,910,111
Washington Post Co. Class B	1,010	472,761
		41,015,386
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	24,639	2,509,975
Mining – 0.8%
Alcoa, Inc.	165,683	2,173,761
Freeport-McMoRan Copper & Gold, Inc.	71,253	4,888,668
Newmont Mining Corp.	86,133	3,791,575
Titanium Metals Corp.	33,103	317,458
Vulcan Materials Co.	24,220	1,309,575
		12,481,037
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	36,307	902,229
Xerox Corp.	152,153	1,177,664
		2,079,893
Oil & Gas – 9.7%
Anadarko Petroleum Corp.	84,663	5,310,910
Apache Corp.	58,303	5,353,964
Cabot Oil & Gas Corp.	18,176	649,792
Chesapeake Energy Corp.	112,329	3,190,144
Chevron Corp.	351,466	24,753,750
ConocoPhillips	259,493	11,718,704
Denbury Resources, Inc. (a)	43,724	661,544
Devon Energy Corp.	78,158	5,262,378
Diamond Offshore Drilling, Inc.	12,219	1,167,159
ENSCO International, Inc.	24,942	1,061,033
EOG Resources, Inc.	43,926	3,668,260
EQT Corp.	23,326	993,688
Exxon Mobil Corp.	845,485	58,008,726
Hess Corp.	50,874	2,719,724
Marathon Oil Corp.	124,522	3,972,252
Murphy Oil Corp.	33,525	1,930,034
Nabors Industries Ltd. (a)	49,821	1,041,259
Noble Energy, Inc.	30,395	2,004,854
Occidental Petroleum Corp.	141,875	11,123,000
Pioneer Natural Resources Co.	20,297	736,578
Questar Corp.	30,496	1,145,430
Range Resources Corp.	27,858	1,375,071
Rowan Cos., Inc.	20,566	474,458
Southwestern Energy Co. (a)	60,487	2,581,585
Sunoco, Inc.	20,511	583,538
Tesoro Corp.	24,336	364,553
Valero Energy Corp.	99,871	1,936,499
XTO Energy, Inc.	100,336	4,145,883
		157,934,770
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	54,310	2,316,865
BJ Services Co.	51,399	998,683
Cameron International Corp. (a)	38,170	1,443,589
FMC Technologies, Inc. (a)	19,823	1,035,553
Halliburton Co.	157,900	4,282,248
National Oilwell Varco, Inc. (a)	73,412	3,166,260
Schlumberger Ltd.	210,452	12,542,939
Smith International, Inc.	38,473	1,104,175
		26,890,312
Packaging & Containers – 0.2%
Ball Corp.	16,468	810,226
Bemis Co., Inc.	24,420	632,722
Owens-IIlinois, Inc. (a)	29,385	1,084,307
Pactiv Corp. (a)	23,627	615,483
Sealed Air Corp.	27,765	545,027
		3,687,765
Pharmaceuticals – 6.5%
Abbott Laboratories	270,531	13,383,168
Allergan, Inc.	54,083	3,069,751
AmerisourceBergen Corp.	47,889	1,071,756
Bristol-Myers Squibb Co.	345,480	7,780,209
Cardinal Health, Inc.	63,394	1,698,959
Cephalon, Inc. (a)	12,521	729,223
DENTSPLY International, Inc.	26,457	913,825

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	177,921	$5,876,731
Express Scripts, Inc. (a)	47,662	3,697,618
Forest Laboratories, Inc. (a)	53,115	1,563,706
Gilead Sciences, Inc. (a)	157,781	7,349,439
Hospira, Inc. (a)	27,863	1,242,690
King Pharmaceuticals, Inc. (a)	44,883	483,390
Medco Health Solutions, Inc. (a)	82,157	4,544,104
Merck & Co., Inc.	368,928	11,669,193
Mylan, Inc. (a)	52,408	839,052
Patterson Cos., Inc. (a)	16,561	451,287
Pfizer, Inc.	1,179,541	19,521,403
Schering-Plough Corp.	286,263	8,086,930
Watson Pharmaceuticals, Inc. (a)	18,551	679,709
Wyeth	233,409	11,339,009
		105,991,152
Pipelines – 0.3%
El Paso Corp.	122,928	1,268,617
Spectra Energy Corp.	112,930	2,138,894
The Williams Cos., Inc.	102,586	1,833,212
		5,240,723
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	39,079	458,787
Real Estate Investment Trusts (REITS) – 1.1%
Apartment Investment & Management Co. Class A	20,713	305,517
AvalonBay Communities, Inc.	13,984	1,017,056
Boston Properties, Inc.	23,932	1,568,743
Equity Residential	45,913	1,409,529
HCP, Inc.	54,354	1,562,134
Health Care REIT, Inc.	23,914	995,301
Host Hotels & Resorts, Inc.	104,110	1,225,375
Kimco Realty Corp.	72,794	949,234
ProLogis	75,533	900,353
Public Storage	25,175	1,894,167
Simon Property Group, Inc.	48,482	3,366,105
Ventas, Inc.	31,315	1,205,627
Vornado Realty Trust	26,710	1,720,391
		18,119,532
Retail – 6.3%
Abercrombie & Fitch Co. Class A	15,450	507,996
AutoNation, Inc. (a)	13,521	244,460
Autozone, Inc. (a)	5,521	807,281
Bed Bath & Beyond, Inc. (a)	45,740	1,717,080
Best Buy Co., Inc.	59,690	2,239,569
Big Lots, Inc. (a)	14,436	361,189
Coach, Inc.	56,448	1,858,268
Costco Wholesale Corp.	75,311	4,252,059
CVS Caremark Corp.	253,455	9,058,482
Darden Restaurants, Inc.	24,061	821,202
Family Dollar Stores, Inc.	24,562	648,437
GameStop Corp. Class A (a)	29,082	769,800
The Gap, Inc.	90,972	1,946,801
The Home Depot, Inc.	296,730	7,904,887
J.C. Penney Co., Inc.	41,261	1,392,559
Kohl's Corp. (a)	53,596	3,057,652
Limited Brands, Inc.	47,621	809,081
Lowe's Cos., Inc.	259,922	5,442,767
Macy's, Inc.	74,889	1,369,720
McDonald's Corp.	192,176	10,967,484
Nordstrom, Inc.	28,351	865,839
O'Reilly Automotive, Inc. (a)	23,730	857,602
Office Depot, Inc. (a)	51,559	341,321
Polo Ralph Lauren Corp.	9,896	758,231
RadioShack Corp.	22,044	365,269
Sears Holdings Corp. (a)	7,627	498,119
Staples, Inc.	125,502	2,914,156
Starbucks Corp. (a)	125,563	2,592,876
Target Corp.	130,967	6,113,540
Tiffany & Co.	21,666	834,791
The TJX Cos., Inc.	78,373	2,911,557
Wal-Mart Stores, Inc.	381,370	18,721,453
Walgreen Co.	173,665	6,507,227
Yum! Brands, Inc.	82,036	2,769,535
		103,228,290
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	80,632	1,060,311
People's United Financial, Inc.	61,800	961,608
		2,021,919
Semiconductors – 2.6%
Advanced Micro Devices, Inc. (a)	98,498	557,499
Altera Corp.	51,605	1,058,418
Analog Devices, Inc.	51,727	1,426,631
Applied Materials, Inc.	229,074	3,069,592
Broadcom Corp. Class A (a)	74,826	2,296,410
Intel Corp.	980,119	19,180,929
KLA-Tencor Corp.	27,813	997,374
Linear Technology Corp.	39,028	1,078,344
LSI Corp. (a)	115,967	636,659
MEMC Electronic Materials, Inc. (a)	39,281	653,243
Microchip Technology, Inc.	32,717	867,000
Micron Technology, Inc. (a)	143,775	1,178,955
National Semiconductor Corp.	49,492	706,251
Novellus Systems, Inc. (a)	17,097	358,695
NVIDIA Corp. (a)	94,517	1,420,590
QLogic Corp. (a)	21,307	366,480
Teradyne, Inc. (a)	32,017	296,157
Texas Instruments, Inc.	220,133	5,214,951
Xilinx, Inc.	45,347	1,062,027
		42,426,205
Software – 4.0%
Adobe Systems, Inc. (a)	92,239	3,047,577
Autodesk, Inc. (a)	40,101	954,404
BMC Software, Inc. (a)	32,547	1,221,489
CA, Inc.	69,259	1,523,005
Citrix Systems, Inc. (a)	31,634	1,241,002
Compuware Corp. (a)	43,459	318,554
Dun & Bradstreet Corp.	9,391	707,330
Electronic Arts, Inc. (a)	56,751	1,081,107
Fidelity National Information Services, Inc.	32,717	834,611
Fiserv, Inc. (a)	27,468	1,323,958
IMS Health, Inc.	32,339	496,404
Intuit, Inc. (a)	56,549	1,611,646
Microsoft Corp.	1,360,262	35,217,183
Novell, Inc. (a)	61,478	277,266
Oracle Corp.	685,328	14,282,235
Red Hat, Inc. (a)	33,199	917,620
Salesforce.com, Inc. (a)	18,782	1,069,259
		66,124,650

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications – 6.1%
American Tower Corp. Class A (a)	66,703	$2,427,989
AT&T, Inc.	1,036,201	27,987,789
CenturyTel, Inc.	52,349	1,758,927
Ciena Corp. (a)	15,983	260,203
Cisco Systems, Inc. (a)	1,009,245	23,757,627
Corning, Inc.	273,616	4,189,061
Frontier Communications Corp.	56,953	429,426
Harris Corp.	20,389	766,626
JDS Uniphase Corp. (a)	39,430	280,347
Juniper Networks, Inc. (a)	88,967	2,403,888
MetroPCS Communications, Inc. (a)	44,532	416,820
Motorola, Inc.	400,589	3,441,060
Qualcomm, Inc.	290,344	13,059,673
Qwest Communications International, Inc.	233,248	888,675
Sprint Nextel Corp. (a)	504,205	1,991,610
Tellabs, Inc. (a)	69,598	481,618
Verizon Communications, Inc.	497,801	15,068,436
Windstream Corp.	78,323	793,412
		100,403,187
Textiles – 0.0%
Cintas Corp.	23,124	700,888
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	22,321	619,408
Mattel, Inc.	63,064	1,164,161
		1,783,569
Transportation – 2.0%
Burlington Northern Santa Fe Corp.	46,462	3,709,062
C.H. Robinson Worldwide, Inc.	29,991	1,731,980
CSX Corp.	67,245	2,814,876
Expeditors International of Washington, Inc.	37,363	1,313,309
FedEx Corp.	54,743	4,117,769
Norfolk Southern Corp.	64,503	2,780,724
Ryder System, Inc.	10,204	398,568
Union Pacific Corp.	88,535	5,166,017
United Parcel Service, Inc. Class B	174,897	9,876,434
		31,908,739
TOTAL COMMON STOCK (Cost $1,741,856,256)		1,639,641,038
TOTAL EQUITIES (Cost $1,741,856,256)		1,639,641,038
TOTAL LONG-TERM INVESTMENTS (Cost $1,741,856,256)		1,639,641,038
	Principal Amount
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, 10/01/09 (b)	$20,589,917	20,589,917
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 0.172%, 11/19/09 (c)	360,000	359,916
U.S. Treasury Bill, 0.198%, 11/19/09 (c)	240,000	239,935
U.S. Treasury Bill, 0.202%, 11/19/09 (c)	140,000	139,961
U.S. Treasury Bill, 0.208%, 11/19/09 (c)	130,000	129,963
U.S. Treasury Bill, 0.285%, 11/19/09 (c)	3,880,000	3,878,498
TOTAL SHORT-TERM INVESTMENTS (Cost $25,338,190)		25,338,190
TOTAL INVESTMENTS – 102.0% (Cost $1,767,194,446) (d)		1,664,979,228
Other Assets/ (Liabilities) – (2.0)%		(31,935,020)
NET ASSETS – 100.0%		$1,633,044,208

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $20,589,923. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $21,006,275.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Aerospace & Defense – 1.8%
Lockheed Martin Corp.	4,600	$359,168
Raytheon Co.	5,600	268,632
		627,800
Airlines – 1.2%
Southwest Airlines Co.	41,500	398,400
Banks – 7.0%
Bank of America Corp.	51,500	871,380
Northern Trust Corp.	12,190	708,970
PNC Financial Services Group, Inc.	7,422	360,635
U.S. Bancorp	22,000	480,920
		2,421,905
Biotechnology – 1.9%
Amgen, Inc. (a)	10,600	638,438
Chemicals – 3.8%
Monsanto Co.	9,600	743,040
PPG Industries, Inc.	3,874	225,506
The Sherwin-Williams Co.	5,400	324,864
		1,293,410
Computers – 4.3%
Dell, Inc. (a)	19,300	294,518
EMC Corp. (a)	70,700	1,204,728
		1,499,246
Cosmetics & Personal Care – 1.7%
Colgate-Palmolive Co.	4,000	305,120
The Estee Lauder Cos., Inc. Class A	7,865	291,634
		596,754
Diversified Financial – 4.4%
The Charles Schwab Corp.	50,891	974,563
Invesco Ltd.	24,589	559,645
		1,534,208
Electric – 1.4%
Exelon Corp.	9,372	465,039
Foods – 0.6%
H.J. Heinz Co.	5,200	206,700
Health Care — Products – 5.0%
Alcon, Inc.	6,600	915,222
Intuitive Surgical, Inc. (a)	100	26,225
Johnson & Johnson	13,100	797,659
		1,739,106
Home Builders – 0.6%
Toll Brothers, Inc. (a)	10,898	212,947
Internet – 2.0%
Yahoo!, Inc. (a)	39,624	705,704
Iron & Steel – 2.7%
Nucor Corp.	19,900	935,499
Machinery — Construction & Mining – 0.7%
Ingersoll-Rand PLC	8,100	248,427
Manufacturing – 5.2%
General Electric Co.	46,491	763,382
Illinois Tool Works, Inc.	4,200	179,382
Tyco International Ltd.	25,040	863,379
		1,806,143
Media – 1.0%
News Corp. Class A	29,000	347,710
Mining – 3.2%
Barrick Gold Corp.	17,105	648,280
Newmont Mining Corp.	10,200	449,004
		1,097,284
Oil & Gas – 3.6%
Anadarko Petroleum Corp.	10,230	641,728
Apache Corp.	2,100	192,843
Hess Corp.	7,500	400,950
		1,235,521
Oil & Gas Services – 8.0%
Halliburton Co.	46,500	1,261,080
Schlumberger Ltd.	25,269	1,506,032
		2,767,112
Pharmaceuticals – 6.4%
Merck & Co., Inc.	23,900	755,957
Pfizer, Inc.	46,000	761,300
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	13,700	692,672
		2,209,929
Retail – 9.9%
Bed Bath & Beyond, Inc. (a)	5,043	189,314
CVS Caremark Corp.	26,862	960,048
Lowe's Cos., Inc.	63,600	1,331,784
Target Corp.	19,800	924,264
		3,405,410
Semiconductors – 10.8%
Altera Corp.	24,092	494,127
Applied Materials, Inc.	61,200	820,080
Intel Corp.	50,336	985,075
Lam Research Corp. (a)	17,200	587,552
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	75,134	823,469
		3,710,303
Software – 3.8%
Microsoft Corp.	31,100	805,179
Oracle Corp.	24,700	514,748
		1,319,927
Telecommunications – 4.0%
AT&T, Inc.	16,300	440,263
Juniper Networks, Inc. (a)	11,500	310,730
Motorola, Inc.	74,700	641,673
		1,392,666
Transportation – 4.2%
Expeditors International of Washington, Inc.	10,900	383,135
United Parcel Service, Inc. Class B	18,600	1,050,342
		1,433,477
TOTAL COMMON STOCK (Cost $30,636,038)		34,249,065
TOTAL EQUITIES (Cost $30,636,038)		34,249,065
TOTAL LONG-TERM INVESTMENTS (Cost $30,636,038)		34,249,065

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$309,240	$309,240
TOTAL SHORT-TERM INVESTMENTS (Cost $309,240)		309,240
TOTAL INVESTMENTS – 100.1% (Cost $30,945,278) (c)		34,558,305
Other Assets/ (Liabilities) – (0.1)%		(39,879)
NET ASSETS – 100.0%		$34,518,426

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $309,240. Collateralized by U.S. Government Agency obligations with a rate of 3.457%, maturity date of 3/01/34, and an aggregate market value, including accrued interest, of $316,227.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.8%
COMMON STOCK – 99.8%
Aerospace & Defense – 1.3%
Goodrich Corp.	22,600	$1,228,084
Lockheed Martin Corp.	47,700	3,724,416
United Technologies Corp.	40,800	2,485,944
		7,438,444
Apparel – 0.1%
Nike, Inc. Class B	11,000	711,700
Banks – 5.8%
Bank of America Corp.	183,800	3,109,896
Bank of New York Mellon Corp.	55,500	1,608,945
Northern Trust Corp.	125,500	7,299,080
State Street Corp.	227,200	11,950,720
U.S. Bancorp	112,700	2,463,622
Wells Fargo & Co.	232,500	6,551,850
		32,984,113
Beverages – 1.4%
The Coca-Cola Co.	57,200	3,071,640
PepsiCo, Inc.	80,000	4,692,800
		7,764,440
Biotechnology – 2.0%
Amgen, Inc. (a)	55,200	3,324,696
Celgene Corp. (a)	137,900	7,708,610
Life Technologies Corp. (a)	2,300	107,065
		11,140,371
Chemicals – 1.9%
Monsanto Co.	47,300	3,661,020
Praxair, Inc.	86,000	7,025,340
		10,686,360
Commercial Services – 4.9%
Apollo Group, Inc. Class A (a)	46,900	3,455,123
Automatic Data Processing, Inc.	19,300	758,490
MasterCard, Inc. Class A	31,000	6,266,650
McKesson Corp.	126,900	7,556,895
Visa, Inc. Class A	90,000	6,219,900
Western Union Co.	189,700	3,589,124
		27,846,182
Computers – 7.5%
Accenture PLC Class A	74,800	2,787,796
Apple, Inc. (a)	175,600	32,550,972
EMC Corp. (a)	45,400	773,616
Hewlett-Packard Co.	42,800	2,020,588
International Business Machines Corp.	31,600	3,779,676
Research In Motion Ltd. (a)	5,500	371,525
		42,284,173
Cosmetics & Personal Care – 0.1%
The Procter & Gamble Co.	7,400	428,608
Distribution & Wholesale – 0.1%
Fastenal Co.	5,500	212,850
W.W. Grainger, Inc.	600	53,616
		266,466
Diversified Financial – 10.5%
American Express Co.	162,400	5,505,360
Ameriprise Financial, Inc.	82,700	3,004,491
BlackRock, Inc.	5,700	1,235,874
The Charles Schwab Corp.	209,300	4,008,095
CME Group, Inc.	2,200	678,018
Credit Suisse Group	7,400	411,350
Franklin Resources, Inc.	112,100	11,277,260
The Goldman Sachs Group, Inc.	87,200	16,075,320
IntercontinentalExchange, Inc. (a)	39,000	3,790,410
Invesco Ltd.	40,800	928,608
JP Morgan Chase & Co.	224,100	9,820,062
Morgan Stanley	88,800	2,742,144
		59,476,992
Electric – 0.9%
Entergy Corp.	15,800	1,261,788
NRG Energy, Inc. (a)	130,100	3,667,519
		4,929,307
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	11,200	1,712,032
Engineering & Construction – 0.7%
Fluor Corp.	55,200	2,806,920
McDermott International, Inc. (a)	52,400	1,324,148
		4,131,068
Environmental Controls – 0.3%
Republic Services, Inc.	55,200	1,466,664
Foods – 0.1%
General Mills, Inc.	5,500	354,090
Kellogg Co.	5,500	270,765
		624,855
Health Care — Products – 3.5%
Alcon, Inc.	3,900	540,813
Baxter International, Inc.	85,200	4,857,252
C.R. Bard, Inc.	15,800	1,242,038
Intuitive Surgical, Inc. (a)	14,600	3,828,850
Johnson & Johnson	9,000	548,010
Medtronic, Inc.	18,800	691,840
St. Jude Medical, Inc. (a)	153,700	5,995,837
Stryker Corp.	40,100	1,821,743
		19,526,383
Health Care — Services – 0.1%
WellPoint, Inc. (a)	16,500	781,440
Insurance – 0.1%
Aon Corp.	9,300	378,417
Internet – 11.4%
Amazon.com, Inc. (a)	223,700	20,884,632
eBay, Inc. (a)	600	14,166
Expedia, Inc. (a)	135,800	3,252,410
Google, Inc. Class A (a)	46,400	23,007,440
McAfee, Inc. (a)	148,600	6,507,194
Priceline.com, Inc. (a)	25,600	4,244,992
Tencent Holdings Ltd.	353,000	5,676,283
VeriSign, Inc. (a)	38,800	919,172
		64,506,289
Leisure Time – 0.3%
Carnival Corp.	58,300	1,940,224
Lodging – 0.9%
Marriott International, Inc. Class A	147,396	4,066,656
Wynn Macau Ltd. (a)	570,400	749,369
Wynn Resorts Ltd. (a)	1,100	77,979
		4,894,004
Machinery — Diversified – 0.0%
Rockwell Automation, Inc.	5,500	234,300
Manufacturing – 3.2%
3M Co.	45,100	3,328,380

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Danaher Corp.	217,700	$14,655,564
		17,983,944
Media – 3.0%
Discovery Communications, Inc., Series A (a)	134,600	3,888,594
Discovery Communications, Inc., Series C (a)	137,000	3,566,110
The McGraw-Hill Cos., Inc.	147,900	3,718,206
Time Warner, Inc.	151,833	4,369,754
The Walt Disney Co.	51,000	1,400,460
		16,943,124
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	7,200	733,464
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	16,600	1,138,926
Oil & Gas – 2.6%
EOG Resources, Inc.	75,300	6,288,303
Exxon Mobil Corp.	11,000	754,710
Petroleo Brasileiro SA Sponsored ADR (Brazil)	35,300	1,387,643
Southwestern Energy Co. (a)	88,400	3,772,912
Suncor Energy, Inc.	75,300	2,602,368
		14,805,936
Oil & Gas Services – 4.3%
Cameron International Corp. (a)	69,500	2,628,490
FMC Technologies, Inc. (a)	70,100	3,662,024
Schlumberger Ltd.	206,400	12,301,440
Smith International, Inc.	197,600	5,671,120
		24,263,074
Pharmaceuticals – 8.3%
Allergan, Inc.	135,200	7,673,952
Express Scripts, Inc. (a)	122,600	9,511,308
Gilead Sciences, Inc. (a)	228,500	10,643,530
Medco Health Solutions, Inc. (a)	247,400	13,683,694
Novo Nordisk A/S Class B	8,000	502,261
Roche Holding AG	534	86,330
Shire PLC Sponsored ADR (United Kingdom)	5,600	292,824
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	84,300	4,262,208
		46,656,107
Retail – 8.3%
Bed Bath & Beyond, Inc. (a)	134,500	5,049,130
Costco Wholesale Corp.	2,900	163,734
CVS Caremark Corp.	193,768	6,925,268
Dollar Tree, Inc. (a)	5,600	272,608
The Gap, Inc.	30,400	650,560
Kohl's Corp. (a)	139,400	7,952,770
Lowe's Cos., Inc.	132,300	2,770,362
McDonald's Corp.	100,100	5,712,707
O'Reilly Automotive, Inc. (a)	38,800	1,402,232
Starbucks Corp. (a)	167,900	3,467,135
Wal-Mart Stores, Inc.	159,900	7,849,491
Yum! Brands, Inc.	134,600	4,544,096
		46,760,093
Semiconductors – 4.2%
Altera Corp.	119,900	2,459,149
Broadcom Corp. Class A (a)	166,200	5,100,678
Intel Corp.	115,400	2,258,378
Marvell Technology Group Ltd. (a)	497,800	8,059,382
Xilinx, Inc.	259,900	6,086,858
		23,964,445
Software – 4.8%
Adobe Systems, Inc. (a)	27,600	911,904
Autodesk, Inc. (a)	56,600	1,347,080
Cerner Corp. (a)	25,300	1,892,440
Electronic Arts, Inc. (a)	122,800	2,339,340
Fiserv, Inc. (a)	110,400	5,321,280
Microsoft Corp.	583,700	15,111,993
		26,924,037
Telecommunications – 6.2%
American Tower Corp. Class A (a)	241,000	8,772,400
Cisco Systems, Inc. (a)	233,600	5,498,944
Corning, Inc.	16,600	254,146
Juniper Networks, Inc. (a)	325,800	8,803,116
Qualcomm, Inc.	260,100	11,699,298
		35,027,904
Transportation – 0.4%
Expeditors International of Washington, Inc.	39,400	1,384,910
Union Pacific Corp.	13,300	776,055
		2,160,965
TOTAL COMMON STOCK (Cost $518,486,280)		563,514,851
TOTAL EQUITIES (Cost $518,486,280)		563,514,851
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
T. Rowe Price Reserve Investment Fund	2,508,192	2,508,192
TOTAL MUTUAL FUNDS (Cost $2,508,192)		2,508,192
TOTAL LONG-TERM INVESTMENTS (Cost $520,994,472)		566,023,043
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$2,755,104	2,755,104
TOTAL SHORT-TERM INVESTMENTS (Cost $2,755,104)		2,755,104
TOTAL INVESTMENTS – 100.8% (Cost $523,749,576) (c)		568,778,147
Other Assets/ (Liabilities) – (0.8)%		(4,303,523)
NET ASSETS – 100.0%		$564,474,624

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,755,105. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,813,444.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.1%
COMMON STOCK – 99.1%
Aerospace & Defense – 1.3%
United Technologies Corp.	15,720	$957,820
Apparel – 0.7%
Nike, Inc. Class B	8,210	531,187
Auto Manufacturers – 0.2%
Oshkosh Corp.	4,460	137,948
Banks – 1.2%
Northern Trust Corp.	4,040	234,966
State Street Corp.	12,600	662,760
		897,726
Beverages – 2.3%
Molson Coors Brewing Co. Class B	6,990	340,273
PepsiCo, Inc.	23,380	1,371,471
		1,711,744
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (a)	2,880	128,275
Amgen, Inc. (a)	9,530	573,992
Celgene Corp. (a)	11,370	635,583
Illumina, Inc. (a)	5,710	242,675
		1,580,525
Chemicals – 2.1%
Albemarle Corp.	9,650	333,890
FMC Corp.	2,790	156,937
Praxair, Inc.	12,510	1,021,942
		1,512,769
Commercial Services – 3.2%
FTI Consulting, Inc. (a)	6,990	297,844
Iron Mountain, Inc. (a)	13,850	369,241
MasterCard, Inc. Class A	1,300	262,795
Visa, Inc. Class A	17,060	1,179,017
Western Union Co.	12,210	231,013
		2,339,910
Computers – 6.5%
Apple, Inc. (a)	13,070	2,422,786
Cognizant Technology Solutions Corp. Class A (a)	6,780	262,115
EMC Corp. (a)	71,070	1,211,033
Hewlett-Packard Co.	15,060	710,983
Research In Motion Ltd. (a)	2,950	199,272
		4,806,189
Cosmetics & Personal Care – 2.4%
Avon Products, Inc.	24,410	828,964
Colgate-Palmolive Co.	12,280	936,718
		1,765,682
Diversified Financial – 8.6%
BlackRock, Inc.	2,110	457,490
The Charles Schwab Corp.	51,910	994,077
Franklin Resources, Inc.	7,560	760,536
The Goldman Sachs Group, Inc.	1,920	353,952
IntercontinentalExchange, Inc. (a)	6,460	627,847
Invesco Ltd.	20,890	475,456
JP Morgan Chase & Co.	39,410	1,726,946
Morgan Stanley	31,090	960,059
		6,356,363
Electric – 1.7%
The AES Corp. (a)	84,490	1,252,142
Electrical Components & Equipment – 0.3%
AMETEK, Inc.	6,050	211,206
Electronics – 0.5%
Amphenol Corp. Class A	3,080	116,054
Trimble Navigation Ltd. (a)	10,860	259,663
		375,717
Energy — Alternate Sources – 0.6%
First Solar, Inc. (a)	3,010	460,109
Engineering & Construction – 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	30,730	615,829
Environmental Controls – 0.3%
Republic Services, Inc.	8,200	217,874
Foods – 2.0%
General Mills, Inc.	15,870	1,021,711
The J.M. Smucker Co.	9,110	482,921
		1,504,632
Health Care — Products – 3.6%
Alcon, Inc.	2,540	352,222
Baxter International, Inc.	16,390	934,394
Hologic, Inc. (a)	10,740	175,492
QIAGEN N.V. (a)	17,550	373,464
St. Jude Medical, Inc. (a)	20,640	805,166
		2,640,738
Health Care — Services – 0.3%
Covance, Inc. (a)	3,630	196,565
Household Products – 0.4%
Church & Dwight Co., Inc.	4,930	279,728
Housewares – 0.4%
Newell Rubbermaid, Inc.	17,720	278,027
Insurance – 1.3%
ACE Ltd. (a)	11,580	619,067
Marsh & McLennan Cos., Inc.	12,480	308,630
		927,697
Internet – 4.5%
Amazon.com, Inc. (a)	8,350	779,556
Check Point Software Technologies Ltd. (a)	24,000	680,400
eBay, Inc. (a)	16,580	391,454
Google, Inc. Class A (a)	2,960	1,467,716
		3,319,126
Leisure Time – 1.2%
Carnival Corp.	26,640	886,579
Machinery — Diversified – 1.1%
Cummins, Inc.	17,780	796,722
Manufacturing – 2.1%
3M Co.	12,810	945,378
Danaher Corp.	5,070	341,312
ITT Corp.	4,610	240,412
		1,527,102
Media – 2.3%
Comcast Corp. Class A	28,980	489,472
The DIRECTV Group, Inc. (a)	17,090	471,342
Time Warner, Inc.	24,820	714,320
		1,675,134

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware – 1.2%
Precision Castparts Corp.	8,770	$893,400
Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc.	18,700	1,283,007
Oil & Gas – 6.2%
Chevron Corp.	18,790	1,323,379
Devon Energy Corp.	12,300	828,159
Newfield Exploration Co. (a)	6,200	263,872
Southwestern Energy Co. (a)	26,900	1,148,092
Total SA Sponsored ADR (France)	16,330	967,716
		4,531,218
Oil & Gas Services – 3.5%
Cameron International Corp. (a)	16,640	629,325
Transocean Ltd. (a)	22,490	1,923,569
		2,552,894
Packaging & Containers – 0.3%
Crown Holdings, Inc. (a)	8,520	231,744
Pharmaceuticals – 6.7%
Abbott Laboratories	19,940	986,432
Allergan, Inc.	13,340	757,178
Cephalon, Inc. (a)	3,130	182,291
Express Scripts, Inc. (a)	13,650	1,058,967
Gilead Sciences, Inc. (a)	28,930	1,347,560
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,170	615,315
		4,947,743
Real Estate Investment Trusts (REITS) – 0.5%
Annaly Capital Management, Inc.	14,460	262,304
Boston Properties, Inc.	1,120	73,416
		335,720
Retail – 9.3%
Best Buy Co., Inc.	15,990	599,945
Coach, Inc.	18,300	602,436
CVS Caremark Corp.	33,550	1,199,077
Darden Restaurants, Inc.	10,250	349,833
The Gap, Inc.	24,860	532,004
Kohl's Corp. (a)	12,840	732,522
Lowe's Cos., Inc.	47,810	1,001,141
McDonald's Corp.	12,650	721,935
Starbucks Corp. (a)	15,100	311,815
Wal-Mart Stores, Inc.	16,990	834,039
		6,884,747
Semiconductors – 4.3%
Broadcom Corp. Class A (a)	31,450	965,200
Intel Corp.	58,180	1,138,583
Intersil Corp. Class A	9,970	152,641
Marvell Technology Group Ltd. (a)	14,290	231,355
NVIDIA Corp. (a)	12,340	185,470
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	42,532	466,151
		3,139,400
Software – 3.8%
Adobe Systems, Inc. (a)	10,140	335,026
Citrix Systems, Inc. (a)	7,560	296,579
Microsoft Corp.	45,820	1,186,280
MSCI, Inc. Class A (a)	6,850	202,897
Oracle Corp.	37,760	786,918
		2,807,700
Telecommunications – 5.7%
American Tower Corp. Class A (a)	20,870	759,668
Cisco Systems, Inc. (a)	86,630	2,039,270
Juniper Networks, Inc. (a)	15,320	413,946
Qualcomm, Inc.	21,760	978,765
		4,191,649
Transportation – 1.9%
CSX Corp.	17,030	712,876
Expeditors International of Washington, Inc.	19,210	675,231
		1,388,107
TOTAL COMMON STOCK (Cost $64,566,697)		72,950,119
TOTAL EQUITIES (Cost $64,566,697)		72,950,119
TOTAL LONG-TERM INVESTMENTS (Cost $64,566,697)		72,950,119
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$767,232	767,232
TOTAL SHORT-TERM INVESTMENTS (Cost $767,232)		767,232
TOTAL INVESTMENTS – 100.1% (Cost $65,333,929) (c)		73,717,351
Other Assets/ (Liabilities) – (0.1)%		(88,972)
NET ASSETS – 100.0%		$73,628,379

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $767,232. Collateralized by U.S. Government Agency obligations with a rate of 2.470%, maturity date of 7/01/34, and an aggregate market value, including accrued interest, of $783,638.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.9%
COMMON STOCK – 97.9%
Apparel – 3.0%
Nike, Inc. Class B	142,800	$9,239,160
Banks – 1.4%
Bank of New York Mellon Corp.	150,000	4,348,500
Biotechnology – 3.1%
Genzyme Corp. (a)	142,250	8,069,842
Illumina, Inc. (a)	29,329	1,246,483
		9,316,325
Chemicals – 4.6%
Monsanto Co.	79,600	6,161,040
Praxair, Inc.	52,000	4,247,880
Syngenta AG Sponsored ADR (Switzerland)	75,000	3,446,250
		13,855,170
Commercial Services – 7.6%
Iron Mountain, Inc. (a)	71,300	1,900,858
MasterCard, Inc. Class A	24,000	4,851,600
Visa, Inc. Class A	202,760	14,012,744
Weight Watchers International, Inc.	85,800	2,354,352
		23,119,554
Computers – 7.5%
Apple, Inc. (a)	100,300	18,592,611
Teradata Corp. (a)	152,000	4,183,040
		22,775,651
Cosmetics & Personal Care – 1.3%
The Procter & Gamble Co.	66,600	3,857,472
Diversified Financial – 7.0%
The Charles Schwab Corp.	95,744	1,833,498
CME Group, Inc.	28,050	8,644,729
IntercontinentalExchange, Inc. (a)	110,960	10,784,202
		21,262,429
Electronics – 0.9%
FLIR Systems, Inc. (a)	93,000	2,601,210
Health Care — Products – 5.8%
Intuitive Surgical, Inc. (a)	34,100	8,942,725
Mindray Medical International Ltd. ADR (Cayman Islands)	65,400	2,134,656
Stryker Corp.	61,300	2,784,859
Varian Medical Systems, Inc. (a)	90,600	3,816,978
		17,679,218
Health Care — Services – 1.0%
UnitedHealth Group, Inc.	115,600	2,894,624
Internet – 11.6%
Amazon.com, Inc. (a)	93,800	8,757,168
Google, Inc. Class A (a)	31,350	15,544,897
Priceline.com, Inc. (a)	13,200	2,188,824
Symantec Corp. (a)	221,100	3,641,517
VeriSign, Inc. (a)	210,000	4,974,900
		35,107,306
Lodging – 1.2%
Las Vegas Sands Corp. (a)	207,400	3,492,616
Oil & Gas – 1.8%
EOG Resources, Inc.	64,600	5,394,746
Oil & Gas Services – 7.2%
FMC Technologies, Inc. (a)	121,550	6,349,772
National Oilwell Varco, Inc. (a)	203,500	8,776,955
Schlumberger Ltd.	112,400	6,699,040
		21,825,767
Pharmaceuticals – 9.3%
Allergan, Inc.	239,300	13,582,668
Gilead Sciences, Inc. (a)	98,600	4,592,788
Medco Health Solutions, Inc. (a)	105,000	5,807,550
Novo Nordisk A/S Sponsored ADR (Denmark)	68,000	4,280,600
		28,263,606
Retail – 5.7%
Staples, Inc.	341,814	7,936,921
Starbucks Corp. (a)	183,650	3,792,373
Walgreen Co.	150,000	5,620,500
		17,349,794
Semiconductors – 1.0%
Broadcom Corp. Class A (a)	101,800	3,124,242
Software – 5.9%
Adobe Systems, Inc. (a)	117,500	3,882,200
Intuit, Inc. (a)	191,900	5,469,150
Salesforce.com, Inc. (a)	108,750	6,191,138
VMware, Inc. Class A (a)	55,800	2,241,486
		17,783,974
Telecommunications – 8.1%
America Movil SAB de C.V. Sponsored ADR (Mexico)	98,050	4,297,531
Crown Castle International Corp. (a)	196,900	6,174,784
Qualcomm, Inc.	311,400	14,006,772
		24,479,087
Transportation – 2.9%
Expeditors International of Washington, Inc.	120,000	4,218,000
United Parcel Service, Inc. Class B	80,000	4,517,600
		8,735,600
TOTAL COMMON STOCK (Cost $277,531,022)		296,506,051
TOTAL EQUITIES (Cost $277,531,022)		296,506,051
TOTAL LONG-TERM INVESTMENTS (Cost $277,531,022)		296,506,051
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$3,445,579	3,445,579
TOTAL SHORT-TERM INVESTMENTS (Cost $3,445,579)		3,445,579

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 99.0% (Cost $280,976,601) (c)	$299,951,630
Other Assets/ (Liabilities) – 1.0%	2,997,209
NET ASSETS – 100.0%	$302,948,839

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,445,580. Collateralized by U.S. Government Agency obligations with rates ranging from 5.308% - 5.338%, maturity dates ranging from 5/01/35 - 9/01/35, and an aggregate market value, including accrued interest, of $3,517,086.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.7%
COMMON STOCK – 100.7%
Airlines – 0.2%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	3,482	$101,117
Auto Manufacturers – 1.0%
Paccar, Inc.	12,195	459,873
Beverages – 0.2%
Hansen Natural Corp. (a)	2,685	98,647
Biotechnology – 7.1%
Amgen, Inc. (a)	14,174	853,700
Biogen Idec, Inc. (a)	9,403	475,040
Celgene Corp. (a)	13,618	761,246
Genzyme Corp. (a)	10,148	575,696
Illumina, Inc. (a)	3,649	155,083
Life Technologies Corp. (a)	5,344	248,763
Vertex Pharmaceuticals, Inc. (a)	5,658	214,438
		3,283,966
Chemicals – 0.4%
Sigma-Aldrich Corp.	3,503	189,092
Commercial Services – 2.5%
Apollo Group, Inc. Class A (a)	4,653	342,786
Automatic Data Processing, Inc.	10,627	417,641
Paychex, Inc.	10,259	298,024
Pharmaceutical Product Development, Inc.	3,441	75,496
		1,133,947
Computers – 20.2%
Apple, Inc. (a)	37,350	6,923,569
Cognizant Technology Solutions Corp. Class A (a)	8,557	330,814
Dell, Inc. (a)	21,527	328,502
Logitech International SA (a)	5,272	96,899
NetApp, Inc. (a)	10,528	280,887
Research In Motion Ltd. (a)	17,003	1,148,553
Seagate Technology	14,794	225,017
		9,334,241
Distribution & Wholesale – 0.4%
Fastenal Co.	4,252	164,552
Electronics – 1.2%
Flextronics International Ltd. (a)	26,349	196,563
FLIR Systems, Inc. (a)	4,748	132,802
Garmin Ltd.	5,570	210,212
		539,577
Energy — Alternate Sources – 0.7%
First Solar, Inc. (a)	2,220	339,349
Engineering & Construction – 0.3%
Foster Wheeler AG (a)	3,955	126,204
Environmental Controls – 0.3%
Stericycle, Inc. (a)	2,676	129,652
Health Care — Products – 1.2%
Henry Schein, Inc. (a)	2,693	147,873
Hologic, Inc. (a)	8,081	132,043
Intuitive Surgical, Inc. (a)	1,135	297,654
		577,570
Internet – 12.2%
Akamai Technologies, Inc. (a)	4,947	97,357
Amazon.com, Inc. (a)	8,586	801,589
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	791	309,321
Check Point Software Technologies Ltd. (a)	6,175	175,061
eBay, Inc. (a)	28,832	680,724
Expedia, Inc. (a)	8,500	203,575
Google, Inc. Class A (a)	4,408	2,185,707
IAC/InterActiveCorp (a)	4,089	82,557
Liberty Media Holding Corp. Interactive Class A (a)	16,363	179,502
Symantec Corp. (a)	25,505	420,067
VeriSign, Inc. (a)	5,446	129,016
Yahoo!, Inc. (a)	20,203	359,815
		5,624,291
Iron & Steel – 0.2%
Steel Dynamics, Inc.	6,644	101,919
Lodging – 0.6%
Wynn Resorts Ltd. (a)	4,019	284,907
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	3,007	147,163
Media – 4.4%
Comcast Corp. Class A	43,221	730,003
The DIRECTV Group, Inc. (a)	21,310	587,730
DISH Network Corp. Class A (a)	6,441	124,053
Liberty Global, Inc. Class A (a)	4,137	93,372
News Corp. Class A	42,601	510,786
		2,045,944
Pharmaceuticals – 7.5%
Cephalon, Inc. (a)	2,177	126,789
DENTSPLY International, Inc.	4,272	147,555
Express Scripts, Inc. (a)	7,333	568,894
Gilead Sciences, Inc. (a)	26,668	1,242,195
Patterson Cos., Inc. (a)	3,513	95,729
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	22,087	1,116,719
Warner Chilcott PLC Class A (a)	7,499	162,128
		3,460,009
Retail – 5.4%
Bed Bath & Beyond, Inc. (a)	10,547	395,934
Costco Wholesale Corp.	6,860	387,316
O'Reilly Automotive, Inc. (a)	4,082	147,523
Ross Stores, Inc.	3,836	183,246
Sears Holdings Corp. (a)	3,721	243,019
Staples, Inc.	14,530	337,387
Starbucks Corp. (a)	30,691	633,769
Urban Outfitters, Inc. (a)	4,984	150,367
		2,478,561
Semiconductors – 8.1%
Altera Corp.	12,391	254,139
Applied Materials, Inc.	20,645	276,643
Broadcom Corp. Class A (a)	11,910	365,518
Intel Corp.	58,703	1,148,818
KLA-Tencor Corp.	6,194	222,117

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp. (a)	3,916	$133,771
Linear Technology Corp.	8,897	245,824
Marvell Technology Group Ltd. (a)	17,693	286,450
Maxim Integrated Products, Inc.	9,020	163,623
Microchip Technology, Inc.	4,555	120,707
NVIDIA Corp. (a)	16,109	242,118
Xilinx, Inc.	10,965	256,800
		3,716,528
Software – 14.1%
Activision Blizzard, Inc. (a)	34,001	421,272
Adobe Systems, Inc. (a)	15,408	509,080
Autodesk, Inc. (a)	7,168	170,598
CA, Inc.	15,066	331,301
Cerner Corp. (a)	2,418	180,866
Citrix Systems, Inc. (a)	6,512	255,466
Electronic Arts, Inc. (a)	9,767	186,061
Fiserv, Inc. (a)	5,783	278,741
Infosys Technologies Ltd. Sponsored ADR (India)	3,224	156,332
Intuit, Inc. (a)	12,187	347,330
Microsoft Corp.	91,814	2,377,065
Oracle Corp.	62,621	1,305,022
		6,519,134
Telecommunications – 10.4%
Cisco Systems, Inc. (a)	61,710	1,452,654
Juniper Networks, Inc. (a)	10,317	278,765
Millicom International Cellular SA (a)	3,144	228,695
NII Holdings, Inc. (a)	4,833	144,893
Qualcomm, Inc.	59,934	2,695,831
		4,800,838
Textiles – 0.4%
Cintas Corp.	5,490	166,402
Transportation – 1.4%
C.H. Robinson Worldwide, Inc.	4,980	287,595
Expeditors International of Washington, Inc.	6,237	219,231
J.B. Hunt Transport Services, Inc.	3,796	121,965
		628,791
TOTAL COMMON STOCK (Cost $42,290,736)		46,452,274
TOTAL EQUITIES (Cost $42,290,736)		46,452,274
TOTAL LONG-TERM INVESTMENTS (Cost $42,290,736)		46,452,274
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$697,594	697,594
U.S. Treasury Bills – 0.4%
U.S. Treasury Bill, 0.285%, 11/19/09 (c)	185,000	184,928
TOTAL SHORT-TERM INVESTMENTS (Cost $882,522)		882,522
TOTAL INVESTMENTS – 102.6% (Cost $43,173,258) (d)		47,334,796
Other Assets/ (Liabilities) – (2.6)%		(1,184,507)
NET ASSETS – 100.0%		$46,150,289

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $697,594. Collateralized by U.S. Government Agency obligations with a rate of 5.280%, maturity date of 6/01/35, and an aggregate market value, including accrued interest, of $714,542.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.8%
COMMON STOCK – 92.8%
Banks – 7.1%
Bank of America Corp.	800,000	$13,536,000
Bank of New York Mellon Corp.	930,000	26,960,700
		40,496,700
Beverages – 4.4%
Dr. Pepper Snapple Group, Inc. (a)	880,000	25,300,000
Commercial Services – 4.4%
Robert Half International, Inc.	1,000,000	25,020,000
Computers – 7.7%
Diebold, Inc.	475,444	15,656,371
Hewlett-Packard Co.	600,000	28,326,000
		43,982,371
Diversified Financial – 10.9%
Discover Financial Services	1,979,500	32,127,285
Franklin Resources, Inc.	300,000	30,180,000
		62,307,285
Leisure Time – 5.8%
Carnival Corp.	1,000,000	33,280,000
Lodging – 8.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,400,000	46,242,000
Machinery — Construction & Mining – 5.8%
Caterpillar, Inc.	650,000	33,364,500
Manufacturing – 4.4%
Illinois Tool Works, Inc.	586,500	25,049,415
Media – 3.6%
Discovery Communications, Inc., Series C (a)	800,000	20,824,000
Oil & Gas – 1.9%
Apache Corp.	120,000	11,019,600
Oil & Gas Services – 3.6%
National Oilwell Varco, Inc. (a)	484,770	20,908,130
Retail – 11.4%
Best Buy Co., Inc.	600,000	22,512,000
Carmax, Inc. (a)	500,000	10,450,000
Tiffany & Co.	843,964	32,517,933
		65,479,933
Semiconductors – 11.7%
Applied Materials, Inc.	2,100,000	28,140,000
Intel Corp.	2,000,000	39,140,000
		67,280,000
Transportation – 2.0%
Union Pacific Corp.	200,000	11,670,000
TOTAL COMMON STOCK (Cost $471,425,381)		532,223,934
TOTAL EQUITIES (Cost $471,425,381)		532,223,934
TOTAL LONG-TERM INVESTMENTS (Cost $471,425,381)		532,223,934
	Principal Amount
SHORT-TERM INVESTMENTS – 7.2%
Repurchase Agreement – 7.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$41,152,935	41,152,935
TOTAL SHORT-TERM INVESTMENTS (Cost $41,152,935)		41,152,935
TOTAL INVESTMENTS – 100.0% (Cost $512,578,316) (c)		573,376,869
Other Assets/ (Liabilities) – (0.0)%		(269,124)
NET ASSETS – 100.0%		$573,107,745

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $41,152,946. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.308%, maturity dates ranging from 9/01/35 - 8/15/39, and an aggregate market value, including accrued interest, of $41,978,699.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.2%
COMMON STOCK – 98.2%
Advertising – 2.1%
Harte-Hanks, Inc.	172,235	$2,382,010
Aerospace & Defense – 0.2%
Esterline Technologies Corp. (a)	5,500	215,655
Agriculture – 0.3%
Lorillard, Inc.	4,700	349,210
Apparel – 0.4%
The Warnaco Group, Inc. (a)	9,500	416,670
Automotive & Parts – 2.1%
Autoliv, Inc.	69,940	2,349,984
Banks – 2.3%
City National Corp.	28,506	1,109,739
MB Financial, Inc.	21,800	457,146
Prosperity Bancshares, Inc.	17,900	622,741
State Street Corp.	6,250	328,750
		2,518,376
Beverages – 1.2%
Dr. Pepper Snapple Group, Inc. (a)	30,550	878,313
Molson Coors Brewing Co. Class B	10,100	491,668
		1,369,981
Biotechnology – 0.4%
Life Technologies Corp. (a)	8,375	389,856
Chemicals – 3.5%
Airgas, Inc.	4,300	207,991
Celanese Corp. Class A	11,300	282,500
International Flavors & Fragrances, Inc.	70,143	2,660,524
PPG Industries, Inc.	7,100	413,291
The Valspar Corp.	12,360	340,024
		3,904,330
Coal – 0.3%
Walter Energy, Inc.	6,400	384,384
Commercial Services – 1.9%
Corinthian Colleges, Inc. (a)	56,200	1,043,072
Manpower, Inc.	19,600	1,111,516
		2,154,588
Computers – 2.3%
Diebold, Inc.	58,985	1,942,376
Western Digital Corp. (a)	15,200	555,256
		2,497,632
Cosmetics & Personal Care – 1.6%
Avon Products, Inc.	53,500	1,816,860
Diversified Financial – 2.3%
Discover Financial Services	52,200	847,206
Invesco Ltd.	44,700	1,017,372
Stifel Financial Corp. (a)	12,600	691,740
		2,556,318
Electric – 4.7%
The AES Corp. (a)	61,200	906,984
American Electric Power Co., Inc.	13,400	415,266
CMS Energy Corp.	64,500	864,300
Northeast Utilities	26,600	631,484
NRG Energy, Inc. (a)	13,100	369,289
NV Energy, Inc.	40,900	474,031
Westar Energy, Inc.	68,100	1,328,631
Xcel Energy, Inc.	13,650	262,626
		5,252,611
Electrical Components & Equipment – 3.2%
General Cable Corp. (a)	12,950	506,992
Hubbell, Inc. Class B	29,458	1,237,236
Molex, Inc.	83,800	1,749,744
		3,493,972
Electronics – 2.4%
Flextronics International Ltd. (a)	252,200	1,881,412
Tyco Electronics Ltd.	36,900	822,132
		2,703,544
Engineering & Construction – 0.5%
Fluor Corp.	10,500	533,925
Entertainment – 1.6%
International Speedway Corp. Class A	64,651	1,782,428
Environmental Controls – 1.2%
Republic Services, Inc.	51,800	1,376,326
Foods – 3.8%
Dean Foods Co. (a)	15,400	273,966
Hain Celestial Group, Inc. (a)	99,100	1,899,747
The J.M. Smucker Co.	7,700	408,177
Safeway, Inc.	80,300	1,583,516
		4,165,406
Forest Products & Paper – 0.6%
Temple-Inland, Inc.	42,200	692,924
Hand & Machine Tools – 1.2%
Kennametal Inc.	42,800	1,053,308
Snap-on, Inc.	8,400	291,984
		1,345,292
Health Care — Products – 2.6%
Boston Scientific Corp. (a)	137,400	1,455,066
West Pharmaceutical Services, Inc.	35,200	1,429,472
		2,884,538
Health Care — Services – 4.2%
Health Management Associates, Inc. Class A (a)	127,800	957,222
HEALTHSOUTH Corp. (a)	6,400	100,096
Mednax, Inc. (a)	25,000	1,373,000
Quest Diagnostics, Inc.	42,078	2,196,051
		4,626,369
Home Builders – 1.6%
NVR, Inc. (a)	2,769	1,764,878
Household Products – 2.8%
Fortune Brands, Inc.	44,300	1,904,014
Jarden Corp.	6,000	168,420
The Scotts Miracle-Gro Co. Class A	24,330	1,044,973
		3,117,407
Housewares – 0.6%
Newell Rubbermaid, Inc.	43,700	685,653
Insurance – 13.6%
Arch Capital Group Ltd. (a)	9,500	641,630
Arthur J. Gallagher & Co.	84,710	2,064,383

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Axis Capital Holdings Ltd.	56,200	$1,696,116
Fidelity National Financial, Inc. Class A	89,200	1,345,136
Protective Life Corp.	33,450	716,499
Prudential Financial, Inc.	21,950	1,095,524
RenaissanceRe Holdings Ltd.	21,640	1,185,006
Stewart Information Services Corp.	54,872	678,767
Unum Group	38,900	834,016
White Mountains Insurance Group Ltd.	9,090	2,790,721
Willis Group Holdings Ltd.	72,982	2,059,552
		15,107,350
Iron & Steel – 0.4%
Cliffs Natural Resources, Inc.	12,550	406,118
Lodging – 0.7%
Wyndham Worldwide Corp.	47,200	770,304
Machinery — Construction & Mining – 0.3%
Ingersoll-Rand PLC	9,800	300,566
Machinery — Diversified – 2.2%
Albany International Corp. Class A	61,667	1,196,340
Briggs & Stratton Corp.	63,850	1,239,328
		2,435,668
Manufacturing – 4.1%
Carlisle Cos., Inc.	38,800	1,315,708
Cooper Industries PLC Class A	18,000	676,260
Dover Corp.	38,244	1,482,337
Harsco Corp.	9,050	320,460
ITT Corp.	5,850	305,078
SPX Corp.	7,000	428,890
		4,528,733
Media – 1.4%
Gannett Co., Inc.	46,100	576,711
The McGraw-Hill Cos., Inc.	16,100	404,754
Shaw Communications, Inc. Class B	34,600	623,146
		1,604,611
Mining – 0.6%
Thompson Creek Metals Co., Inc. (a)	59,300	715,751
Office Furnishings – 1.1%
Steelcase, Inc. Class A	191,002	1,186,122
Oil & Gas – 2.2%
Newfield Exploration Co. (a)	13,050	555,408
Noble Corp.	27,100	1,028,716
Whiting Petroleum Corp. (a)	14,250	820,515
		2,404,639
Packaging & Containers – 1.9%
Bemis Co., Inc.	65,750	1,703,583
Crown Holdings, Inc. (a)	13,200	359,040
		2,062,623
Pharmaceuticals – 0.9%
Cardinal Health, Inc.	38,500	1,031,800
Pipelines – 1.1%
El Paso Corp.	60,200	621,264
Spectra Energy Corp.	30,400	575,776
		1,197,040
Real Estate Investment Trusts (REITS) – 3.0%
Boston Properties, Inc.	3,600	235,980
CapitalSource, Inc.	282,000	1,223,880
Digital Realty Trust, Inc.	11,800	539,378
Health Care REIT, Inc.	18,500	769,970
Simon Property Group, Inc.	8,273	574,394
		3,343,602
Retail – 2.1%
Family Dollar Stores, Inc.	31,000	818,400
Kohl's Corp. (a)	11,700	667,485
Phillips-Van Heusen Corp.	19,650	840,824
		2,326,709
Savings & Loans – 1.6%
First Niagara Financial Group, Inc.	68,600	845,838
Hudson City Bancorp, Inc.	66,300	871,845
		1,717,683
Semiconductors – 3.9%
Analog Devices, Inc.	17,750	489,545
Marvell Technology Group Ltd. (a)	38,800	628,172
Novellus Systems, Inc. (a)	75,400	1,581,892
Semtech Corp. (a)	10,500	178,605
Skyworks Solutions, Inc. (a)	13,200	174,768
Teradyne, Inc. (a)	141,400	1,307,950
		4,360,932
Software – 2.2%
IMS Health, Inc.	120,428	1,848,570
Informatica Corp. (a)	24,050	543,049
		2,391,619
Telecommunications – 1.5%
NTELOS Holdings Corp.	51,500	909,490
Qwest Communications International, Inc.	85,300	324,993
Tellabs, Inc. (a)	55,700	385,444
		1,619,927
Textiles – 1.1%
G&K Services, Inc. Class A	54,095	1,198,745
Transportation – 0.4%
Kirby Corp. (a)	13,150	484,183
TOTAL COMMON STOCK (Cost $102,992,891)		108,925,852
TOTAL EQUITIES (Cost $102,992,891)		108,925,852
TOTAL LONG-TERM INVESTMENTS (Cost $102,992,891)		108,925,852
	Principal Amount
SHORT-TERM INVESTMENTS – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$2,045,726	2,045,726
TOTAL SHORT-TERM INVESTMENTS (Cost $2,045,726)		2,045,726

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 100.0% (Cost $105,038,617) (c)	$110,971,578
Other Assets/ (Liabilities) – (0.0)%	(5,864)
NET ASSETS – 100.0%	$110,965,714

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $2,045,727. Collateralized by U.S. Government Agency obligations with rates ranging from 2.470% - 5.308%, maturity dates ranging from 7/01/34 - 9/01/35, and an aggregate market value, including accrued interest, of $2,087,929.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.2%
COMMON STOCK – 96.2%
Auto Manufacturers – 1.9%
Oshkosh Corp.	56,100	$1,735,173
Automotive & Parts – 0.8%
American Axle & Manufacturing Holdings, Inc.	112,200	794,376
Banks – 3.3%
Arrow Financial Corp.	1,627	44,401
Citizens & Northern Corp.	2,717	40,184
First Midwest Bancorp, Inc.	70,100	790,027
International Bancshares Corp.	43,100	702,961
Lakeland Bancorp, Inc.	8,378	62,835
MB Financial, Inc.	33,900	710,883
Peapack Gladstone Financial Corp.	400	6,424
Peoples Bancorp, Inc.	723	9,435
Webster Financial Corp.	60,500	754,435
		3,121,585
Biotechnology – 1.0%
Charles River Laboratories International, Inc. (a)	26,600	983,668
Building Materials – 1.5%
Comfort Systems USA, Inc.	54,200	628,178
Simpson Manufacturing Co., Inc.	30,500	770,430
		1,398,608
Chemicals – 1.2%
PolyOne Corp. (a)	165,200	1,101,884
Commercial Services – 6.5%
Aaron's, Inc.	20,600	543,840
Administaff, Inc.	24,100	633,107
Korn/Ferry International (a)	65,900	961,481
Maximus, Inc.	46,000	2,143,600
Valassis Communications, Inc. (a)	102,900	1,839,852
		6,121,880
Computers – 5.2%
Diebold, Inc.	62,500	2,058,125
Electronics for Imaging, Inc. (a)	47,000	529,690
Mentor Graphics Corp. (a)	115,100	1,071,581
Mercury Computer Systems, Inc. (a)	45,500	448,630
Teradata Corp. (a)	26,600	732,032
		4,840,058
Distribution & Wholesale – 1.3%
United Stationers, Inc. (a)	26,600	1,266,426
Diversified Financial – 0.9%
Credit Acceptance Corp. (a)	12,900	415,251
Financial Federal Corp.	17,900	441,772
		857,023
Electric – 1.7%
Unisource Energy Corp.	28,000	861,000
Westar Energy, Inc.	37,100	723,821
		1,584,821
Electrical Components & Equipment – 2.6%
Belden, Inc.	56,800	1,312,080
Littelfuse, Inc. (a)	42,800	1,123,072
		2,435,152
Electronics – 4.4%
Coherent, Inc. (a)	3,700	86,284
Gentex Corp.	79,300	1,122,095
Plexus Corp. (a)	47,100	1,240,614
Vishay Intertechnology, Inc. (a)	208,600	1,647,940
		4,096,933
Engineering & Construction – 1.0%
Insituform Technologies, Inc. Class A (a)	47,500	909,150
Entertainment – 0.4%
Bally Technologies, Inc. (a)	8,600	329,982
Foods – 2.8%
Hormel Foods Corp.	19,100	678,432
Lance, Inc.	37,900	978,578
Ralcorp Holdings, Inc. (a)	16,900	988,143
		2,645,153
Forest Products & Paper – 0.8%
Deltic Timber Corp.	17,300	791,821
Gas – 2.5%
Atmos Energy Corp.	21,600	608,688
New Jersey Resources Corp.	12,100	439,351
UGI Corp.	30,300	759,318
WGL Holdings, Inc.	15,600	516,984
		2,324,341
Hand & Machine Tools – 1.0%
Regal-Beloit Corp.	20,100	918,771
Health Care — Services – 2.1%
AmSurg Corp. (a)	33,600	713,328
Centene Corp. (a)	33,600	636,384
ICON PLC Sponsored ADR (Ireland) (a)	25,500	624,495
		1,974,207
Home Furnishing – 1.4%
Whirlpool Corp.	18,500	1,294,260
Household Products – 0.7%
Acco Brands Corp. (a)	97,100	701,062
Insurance – 7.2%
Alleghany Corp. (a)	1,800	466,290
Assured Guaranty Ltd.	28,100	545,702
Delphi Financial Group, Inc. Class A	60,900	1,378,167
Platinum Underwriters Holdings Ltd.	30,300	1,085,952
Reinsurance Group of America, Inc. Class A	27,500	1,226,500
Torchmark Corp.	20,700	899,001
Universal American Corp. (a)	69,700	656,574
Validus Holdings Ltd.	18,400	474,720
		6,732,906
Internet – 1.0%
Avocent Corp. (a)	5,100	103,377
Websense, Inc. (a)	48,600	816,480
		919,857
Investment Companies – 0.9%
Ares Capital Corp.	74,500	820,990

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.7%
Brunswick Corp.	54,600	$654,108
Lodging – 1.4%
Ameristar Casinos, Inc.	31,900	503,382
Choice Hotels International, Inc.	26,000	807,560
		1,310,942
Machinery — Construction & Mining – 1.0%
Terex Corp. (a)	43,600	903,828
Machinery — Diversified – 5.2%
Albany International Corp. Class A	58,400	1,132,960
Cognex Corp.	62,100	1,017,198
Flowserve Corp.	13,200	1,300,728
Graco, Inc.	25,000	696,750
Zebra Technologies Corp. Class A (a)	28,000	726,040
		4,873,676
Manufacturing – 5.6%
Acuity Brands, Inc.	18,500	595,885
AptarGroup, Inc.	20,500	765,880
Carlisle Cos., Inc.	62,200	2,109,202
ESCO Technologies, Inc. (a)	9,200	362,480
Harsco Corp.	21,600	764,856
Matthews International Corp. Class A	18,700	661,606
		5,259,909
Metal Fabricate & Hardware – 1.0%
Mueller Industries, Inc.	39,300	938,091
Oil & Gas – 5.1%
Encore Acquisition Co. (a)	12,100	452,540
EXCO Resources, Inc. (a)	56,500	1,055,985
Penn Virginia Corp.	28,400	650,644
Plains Exploration & Production Co. (a)	29,800	824,268
St. Mary Land & Exploration Co.	27,300	886,158
Whiting Petroleum Corp. (a)	16,500	950,070
		4,819,665
Oil & Gas Services – 0.6%
SEACOR Holdings, Inc. (a)	6,700	546,921
Pharmaceuticals – 1.9%
Herbalife Ltd.	34,100	1,116,434
NBTY, Inc. (a)	17,600	696,608
		1,813,042
Real Estate Investment Trusts (REITS) – 2.8%
DiamondRock Hospitality Co. (a)	54,200	439,020
Mack-Cali Realty Corp.	14,600	472,018
PS Business Parks, Inc.	6,400	328,448
Realty Income Corp.	37,100	951,615
Ventas, Inc.	12,500	481,250
		2,672,351
Retail – 9.0%
Cabela's, Inc. (a)	55,400	739,036
Casey's General Stores, Inc.	26,000	815,880
The Cato Corp. Class A	65,700	1,333,053
CEC Entertainment, Inc. (a)	17,600	455,136
CKE Restaurants, Inc.	25,800	270,642
Hibbett Sports, Inc. (a)	29,000	528,670
MarineMax, Inc. (a)	17,900	139,799
Men's Wearhouse, Inc.	70,700	1,746,290
O'Reilly Automotive, Inc. (a)	22,200	802,308
Sonic Corp. (a)	51,600	570,696
Stage Stores, Inc.	77,000	997,920
		8,399,430
Savings & Loans – 0.5%
NewAlliance Bancshares, Inc.	33,800	361,660
OceanFirst Financial Corp.	7,435	86,246
		447,906
Semiconductors – 2.3%
Brooks Automation, Inc. (a)	135,100	1,044,323
Maxim Integrated Products, Inc.	59,200	1,073,888
		2,118,211
Software – 0.9%
Fiserv, Inc. (a)	17,200	829,040
Toys, Games & Hobbies – 1.3%
Mattel, Inc.	66,700	1,231,282
Transportation – 1.7%
Genesee & Wyoming, Inc. Class A (a)	31,400	952,048
Kirby Corp. (a)	18,200	670,124
		1,622,172
Trucking & Leasing – 1.1%
GATX Corp.	36,800	1,028,560
TOTAL COMMON STOCK (Cost $90,802,337)		90,169,221
TOTAL EQUITIES (Cost $90,802,337)		90,169,221
TOTAL LONG-TERM INVESTMENTS (Cost $90,802,337)		90,169,221
TOTAL INVESTMENTS – 96.2% (Cost $90,802,337) (b)		90,169,221
Other Assets/ (Liabilities) – 3.8%		3,564,075
NET ASSETS – 100.0%		$93,733,296

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.2%
COMMON STOCK – 96.4%
Aerospace & Defense – 1.6%
AAR Corp. (a)	39,900	$875,406
Curtiss-Wright Corp.	25,725	877,994
Esterline Technologies Corp. (a)	33,250	1,303,733
Kaman Corp.	47,600	1,046,248
Kratos Defense & Security Solutions, Inc. (a)	27,400	239,750
Moog, Inc. Class A (a)	29,948	883,466
Teledyne Technologies, Inc. (a)	21,200	762,988
Triumph Group, Inc.	29,950	1,437,300
		7,426,885
Agriculture – 0.4%
Alliance One International, Inc. (a)	444,000	1,989,120
Airlines – 1.1%
Alaska Air Group, Inc. (a)	66,000	1,768,140
JetBlue Airways Corp. (a)	293,570	1,755,548
UAL Corp. (a)	154,535	1,424,813
		4,948,501
Apparel – 0.5%
Skechers U.S.A., Inc. Class A (a)	121,225	2,077,797
Auto Manufacturers – 0.3%
Oshkosh Corp.	47,925	1,482,320
Automotive & Parts – 0.6%
Accuride Corp. (a)	95,500	26,167
Cooper Tire & Rubber Co.	77,175	1,356,737
Spartan Motors, Inc.	125,800	646,612
Tenneco, Inc. (a)	64,400	839,776
		2,869,292
Banks – 5.5%
City Holding Co.	25,935	773,122
Columbia Banking System, Inc.	61,275	1,014,101
East West Bancorp, Inc.	120,475	999,943
F.N.B. Corp.	132,975	945,452
FirstMerit Corp.	51,312	976,467
Glacier Bancorp, Inc.	96,190	1,437,079
Home Bancshares, Inc.	74,900	1,641,808
IBERIABANK Corp.	33,565	1,529,221
Independent Bank Corp.	46,535	1,029,820
Nara Bancorp, Inc.	67,995	472,565
National Penn Bancshares, Inc.	148,750	908,863
Prosperity Bancshares, Inc.	27,985	973,598
Signature Bank (a)	36,700	1,064,300
The South Financial Group, Inc.	383,920	564,362
Sterling Bancshares, Inc.	150,570	1,100,667
SVB Financial Group (a)	97,525	4,219,907
Trustmark Corp.	94,463	1,799,520
Umpqua Holdings Corp.	112,300	1,190,380
United Bankshares, Inc.	30,600	599,454
Wintrust Financial Corp.	61,200	1,711,152
		24,951,781
Biotechnology – 0.4%
Celera Corp. (a)	52,645	327,978
Exelixis, Inc. (a)	118,600	756,668
Myriad Genetics, Inc. (a)	23,400	641,160
		1,725,806
Building Materials – 1.9%
Comfort Systems USA, Inc.	70,600	818,254
Drew Industries, Inc. (a)	87,500	1,897,875
Gibraltar Industries, Inc.	94,000	1,247,380
Interline Brands, Inc. (a)	109,230	1,840,525
Louisiana-Pacific Corp. (a)	143,650	958,146
Universal Forest Products, Inc.	47,700	1,882,242
		8,644,422
Chemicals – 3.1%
Airgas, Inc.	55,700	2,694,209
American Vanguard Corp.	90,000	747,900
Arch Chemicals, Inc.	65,100	1,952,349
Ashland, Inc.	12,300	531,606
Cabot Corp.	33,700	778,807
Innospec, Inc.	138,815	2,047,521
Intrepid Potash, Inc. (a)	32,115	757,593
OM Group, Inc. (a)	29,155	886,020
Rockwood Holdings, Inc. (a)	68,175	1,402,360
Spartech Corp.	86,070	926,974
Symyx Technologies, Inc. (a)	85,900	568,658
The Valspar Corp.	31,000	852,810
		14,146,807
Commercial Services – 6.3%
Aaron's, Inc.	191,900	5,066,160
Albany Molecular Research, Inc. (a)	55,325	479,115
CDI Corp.	54,050	759,403
Chemed Corp.	13,405	588,345
Consolidated Graphics, Inc. (a)	22,885	570,981
Corinthian Colleges, Inc. (a)	70,500	1,308,480
Deluxe Corp.	46,575	796,432
Dollar Thrifty Automotive Group, Inc. (a)	45,800	1,126,222
DynCorp International, Inc. Class A (a)	55,925	1,006,650
Electro Rent Corp.	117,000	1,347,840
FTI Consulting, Inc. (a)	47,900	2,041,019
Global Payments, Inc.	38,300	1,788,610
Jackson Hewitt Tax Service, Inc.	174,075	887,782
Landauer, Inc.	24,000	1,319,520
McGrath Rentcorp	106,500	2,265,255
MPS Group, Inc. (a)	212,700	2,237,604
Navigant Consulting, Inc. (a)	121,800	1,644,300
PAREXEL International Corp. (a)	32,175	437,258
Pharmaceutical Product Development, Inc.	55,100	1,208,894
Service Corp. International	104,675	733,772
Startek, Inc. (a)	92,300	801,164
		28,414,806
Computers – 1.1%
Brocade Communications Systems, Inc. (a)	140,255	1,102,404

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Palm, Inc. (a)	118,600	$2,067,198
SRA International, Inc. Class A (a)	45,000	971,550
Xyratex Ltd. (a)	69,900	664,749
		4,805,901
Cosmetics & Personal Care – 0.2%
Elizabeth Arden, Inc. (a)	61,525	724,149
Distribution & Wholesale – 2.2%
Beacon Roofing Supply, Inc. (a)	198,400	3,170,432
Owens & Minor, Inc.	95,300	4,312,325
Pool Corp.	74,400	1,653,168
Watsco, Inc.	16,503	889,677
		10,025,602
Diversified Financial – 2.2%
Eaton Vance Corp.	45,827	1,282,698
Jefferies Group, Inc. (a)	55,300	1,505,819
JMP Group, Inc.	66,000	637,560
Ocwen Financial Corp. (a)	81,425	921,731
Piper Jaffray Cos. (a)	26,300	1,255,036
Raymond James Financial, Inc.	58,603	1,364,278
Stifel Financial Corp. (a)	40,350	2,215,215
Student Loan Corp.	12,200	566,080
		9,748,417
Electric – 2.6%
Avista Corp.	76,880	1,554,514
Black Hills Corp.	60,100	1,512,717
Cleco Corp.	108,540	2,722,183
El Paso Electric Co. (a)	82,300	1,454,241
The Empire District Electric Co.	46,300	837,567
MGE Energy, Inc.	28,425	1,036,944
NorthWestern Corp.	29,900	730,457
Pike Electric Corp. (a)	78,200	936,836
Westar Energy, Inc.	55,995	1,092,462
		11,877,921
Electrical Components & Equipment – 1.6%
Advanced Energy Industries, Inc. (a)	104,500	1,488,080
Belden, Inc.	68,800	1,589,280
C&D Technologies, Inc. (a)	81,000	174,150
GrafTech International Ltd. (a)	54,085	795,050
Hubbell, Inc. Class B	43,590	1,830,780
Littelfuse, Inc. (a)	49,600	1,301,504
		7,178,844
Electronics – 2.5%
Analogic Corp.	23,900	884,778
Checkpoint Systems, Inc. (a)	42,898	705,243
CTS Corp.	61,840	575,112
FLIR Systems, Inc. (a)	73,800	2,064,186
Itron, Inc. (a)	20,700	1,327,698
Methode Electronics, Inc.	40,200	348,534
Newport Corp. (a)	69,000	604,440
Technitrol, Inc.	160,070	1,474,245
Thomas & Betts Corp. (a)	23,900	718,912
Woodward Governor Co.	108,400	2,629,784
		11,332,932
Engineering & Construction – 1.5%
Chicago Bridge & Iron Co. NV	78,925	1,474,319
Granite Construction, Inc.	21,200	655,928
Insituform Technologies, Inc. Class A (a)	104,600	2,002,044
Sterling Construction Co., Inc. (a)	30,600	548,046
URS Corp. (a)	51,300	2,239,245
		6,919,582
Entertainment – 0.2%
Ascent Media Corp. Series A (a)	31,500	806,400
Environmental Controls – 0.7%
Republic Services, Inc.	41,620	1,105,843
Waste Connections, Inc. (a)	70,800	2,043,288
		3,149,131
Foods – 0.6%
Nash Finch Co.	42,200	1,153,748
Spartan Stores, Inc.	39,015	551,282
TreeHouse Foods, Inc. (a)	30,780	1,097,923
		2,802,953
Forest Products & Paper – 1.6%
Clearwater Paper Corp. (a)	30,900	1,277,097
Deltic Timber Corp.	40,600	1,858,262
Potlatch Corp.	92,205	2,623,232
Wausau Paper Corp.	126,200	1,262,000
		7,020,591
Gas – 1.2%
AGL Resources, Inc.	26,470	933,597
Atmos Energy Corp.	47,830	1,347,849
Southwest Gas Corp.	54,800	1,401,784
Vectren Corp.	38,900	896,256
WGL Holdings, Inc.	29,400	974,316
		5,553,802
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	18,000	516,060
Snap-on, Inc.	24,100	837,716
		1,353,776
Health Care — Products – 0.7%
AngioDynamics, Inc. (a)	50,100	690,378
West Pharmaceutical Services, Inc.	58,200	2,363,502
		3,053,880
Health Care — Services – 2.0%
Amedisys, Inc. (a)	19,700	859,511
AMERIGROUP Corp. (a)	66,350	1,470,979
Covance, Inc. (a)	22,500	1,218,375
Healthways, Inc. (a)	45,430	695,988
Magellan Health Services, Inc. (a)	22,660	703,820
MDS, Inc. (a)	67,475	552,620
Mednax, Inc. (a)	24,899	1,367,453
National Healthcare Corp.	41,400	1,543,806
Triple-S Management Corp. Class B (a)	48,500	813,345
		9,225,897
Holding Company — Diversified – 0.2%
Compass Diversified Holdings	93,700	981,039
Home Builders – 1.2%
M/I Homes, Inc. (a)	51,500	699,885
Meritage Home Corp. (a)	107,500	2,182,250
The Ryland Group, Inc.	20,600	434,042
Standard Pacific Corp. (a)	112,975	416,878
Winnebago Industries, Inc.	114,100	1,678,411
		5,411,466

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing – 0.3%
Ethan Allen Interiors, Inc.	32,005	$528,083
Stanley Furniture Co., Inc.	65,400	678,198
		1,206,281
Household Products – 0.5%
CSS Industries, Inc.	48,200	952,914
The Scotts Miracle-Gro Co. Class A	28,900	1,241,255
		2,194,169
Housewares – 0.3%
The Toro Co.	28,300	1,125,491
Insurance – 5.6%
Argo Group International Holdings Ltd. (a)	44,078	1,484,547
Aspen Insurance Holdings Ltd.	49,000	1,297,030
Assured Guaranty Ltd.	26,525	515,115
Delphi Financial Group, Inc. Class A	70,127	1,586,974
Employers Holdings, Inc.	48,500	750,780
Maiden Holdings Ltd.	167,725	1,219,361
Markel Corp. (a)	4,300	1,418,226
Max Capital Group Ltd.	88,800	1,897,656
MGIC Investment Corp.	144,925	1,073,894
Montpelier Re Holdings Ltd.	81,180	1,324,858
National Interstate Corp.	68,600	1,200,500
Platinum Underwriters Holdings Ltd.	55,940	2,004,890
ProAssurance Corp. (a)	101,300	5,286,847
Protective Life Corp.	58,000	1,242,360
Reinsurance Group of America, Inc. Class A	31,700	1,413,820
State Auto Financial Corp. Class A	31,800	570,174
Stewart Information Services Corp.	25,100	310,487
United Fire & Casualty Co.	29,600	529,840
		25,127,359
Internet – 2.0%
Avocent Corp. (a)	43,630	884,380
Digital River, Inc. (a)	53,350	2,151,072
EarthLink, Inc.	143,115	1,203,597
j2 Global Communications, Inc. (a)	47,030	1,082,161
SonicWALL, Inc. (a)	131,910	1,108,044
United Online, Inc.	157,300	1,264,692
Websense, Inc. (a)	80,000	1,344,000
		9,037,946
Investment Companies – 1.6%
Apollo Investment Corp.	162,675	1,553,546
Ares Capital Corp.	328,825	3,623,652
Hercules Technology Growth Capital, Inc.	126,000	1,237,320
Kohlberg Capital Corp.	121,833	734,653
		7,149,171
Iron & Steel – 1.0%
Carpenter Technology Corp.	94,775	2,216,787
Cliffs Natural Resources, Inc.	35,600	1,152,016
Olympic Steel, Inc.	33,175	951,791
		4,320,594
Leisure Time – 0.2%
LIFE TIME FITNESS, Inc. (a)	38,900	1,091,145
Lodging – 0.4%
Orient-Express Hotels Ltd.	165,500	1,904,905
Machinery — Construction & Mining – 0.5%
Astec Industries, Inc. (a)	32,000	815,040
Bucyrus International, Inc. Class A	46,400	1,652,768
		2,467,808
Machinery — Diversified – 1.5%
Cascade Corp.	32,800	877,072
IDEX Corp.	85,025	2,376,449
Nordson Corp.	60,200	3,376,618
		6,630,139
Manufacturing – 3.6%
Ameron International Corp.	29,200	2,043,416
AptarGroup, Inc.	87,200	3,257,792
Barnes Group, Inc.	75,025	1,282,177
Ceradyne, Inc. (a)	56,960	1,044,077
EnPro Industries, Inc. (a)	35,975	822,389
Harsco Corp.	33,600	1,189,776
Hexcel Corp. (a)	80,200	917,488
Matthews International Corp. Class A	79,400	2,809,172
Myers Industries, Inc.	221,570	2,386,309
Teleflex, Inc.	13,675	660,639
		16,413,235
Media – 0.1%
Saga Communications, Inc. Class A (a)	22,500	301,500
Metal Fabricate & Hardware – 1.2%
Ampco-Pittsburgh Corp.	36,960	982,766
Circor International, Inc.	43,800	1,237,788
Sims Group Ltd. Sponsored ADR (Australia)	107,000	2,132,510
The Timken Co.	44,500	1,042,635
		5,395,699
Mining – 1.9%
Amcol International Corp.	39,100	894,999
Brush Engineered Materials, Inc. (a)	45,125	1,103,758
Century Aluminum Co. (a)	89,175	833,786
Franco-Nevada Corp.	49,700	1,302,125
Hecla Mining Co. (a)	222,995	978,948
International Royalty Corp.	242,300	976,469
RTI International Metals, Inc. (a)	56,750	1,413,642
USEC, Inc. (a)	225,815	1,059,072
		8,562,799
Oil & Gas – 4.6%
Arena Resources, Inc. (a)	25,800	915,900
Atwood Oceanics, Inc. (a)	32,200	1,135,694
Cabot Oil & Gas Corp.	106,665	3,813,274
Encore Acquisition Co. (a)	28,200	1,054,680
Forest Oil Corp. (a)	83,893	1,641,786
Hercules Offshore, Inc. (a)	64,192	315,183
Holly Corp.	44,300	1,134,966
Mariner Energy, Inc. (a)	102,159	1,448,614
Penn Virginia Corp.	140,575	3,220,573
St. Mary Land & Exploration Co.	55,800	1,811,268

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Swift Energy Co. (a)	39,300	$930,624
Whiting Petroleum Corp. (a)	58,100	3,345,398
		20,767,960
Oil & Gas Services – 2.0%
CARBO Ceramics, Inc.	29,400	1,515,570
Core Laboratories NV	11,800	1,216,462
Gulf Island Fabrication, Inc.	29,800	558,452
Helix Energy Solutions Group, Inc. (a)	159,275	2,385,939
Hornbeck Offshore Services, Inc. (a)	19,675	542,243
Natural Gas Services Group, Inc. (a)	72,525	1,277,891
TETRA Technologies, Inc. (a)	146,200	1,416,678
Union Drilling, Inc. (a)	34,500	263,580
		9,176,815
Pharmaceuticals – 1.2%
Akorn, Inc. (a)	282,435	386,936
Endo Pharmaceuticals Holdings, Inc. (a)	22,600	511,438
Inspire Pharmaceuticals, Inc. (a)	68,555	357,857
NBTY, Inc. (a)	49,400	1,955,252
Par Pharmaceutical Cos., Inc. (a)	42,285	909,550
Salix Pharmaceuticals Ltd. (a)	30,750	653,745
Viropharma, Inc. (a)	47,030	452,429
		5,227,207
Pipelines – 0.2%
Oneok, Inc.	26,700	977,754
Real Estate Investment Trusts (REITS) – 6.0%
Acadia Realty Trust	57,300	863,511
American Campus Communities, Inc.	70,970	1,905,544
Anworth Mortgage Asset Corp.	191,870	1,511,936
CBL & Associates Properties, Inc.	240,500	2,332,850
Cedar Shopping Centers, Inc.	112,500	725,625
First Potomac Realty Trust	85,700	990,692
Hatteras Financial Corp.	57,000	1,708,860
Highwoods Properties, Inc.	39,025	1,227,336
Home Properties, Inc.	31,865	1,373,063
Kilroy Realty Corp.	81,700	2,266,358
LaSalle Hotel Properties	96,000	1,887,360
LTC Properties, Inc.	63,045	1,515,602
Medical Properties Trust, Inc.	52,500	410,025
MFA Financial, Inc.	148,475	1,181,861
National Retail Properties, Inc.	86,280	1,852,432
Parkway Properties, Inc.	40,500	797,850
Redwood Trust, Inc.	79,100	1,226,050
Sun Communities, Inc.	83,745	1,802,192
Washington Real Estate Investment Trust	52,800	1,520,640
		27,099,787
Retail – 5.2%
Asbury Automotive Group, Inc.	93,765	1,188,940
Brinker International, Inc.	35,601	560,004
Brown Shoe Co., Inc.	227,780	1,826,795
Build-A-Bear Workshop, Inc. (a)	128,885	627,670
Casey's General Stores, Inc.	52,400	1,644,312
Cash America International, Inc.	47,511	1,432,932
Chico's FAS, Inc. (a)	120,875	1,571,375
Fred's, Inc. Class A	86,500	1,101,145
Haverty Furniture Cos., Inc. (a)	108,100	1,276,661
Hot Topic, Inc. (a)	137,940	1,033,171
Insight Enterprises, Inc. (a)	75,410	920,756
MarineMax, Inc. (a)	82,500	644,325
Men's Wearhouse, Inc.	73,800	1,822,860
Phillips-Van Heusen Corp.	32,500	1,390,675
School Specialty, Inc. (a)	63,485	1,505,864
Sonic Corp. (a)	45,150	499,359
Stein Mart, Inc. (a)	153,800	1,954,798
The Wet Seal, Inc. Class A (a)	269,985	1,020,543
Zumiez, Inc. (a)	93,195	1,529,330
		23,551,515
Savings & Loans – 1.2%
Astoria Financial Corp.	82,850	914,664
Dime Community Bancshares	78,060	892,226
First Niagara Financial Group, Inc.	72,810	897,747
Flushing Financial Corp.	76,635	873,639
NewAlliance Bancshares, Inc.	112,420	1,202,894
Washington Federal, Inc.	30,320	511,195
		5,292,365
Semiconductors – 2.6%
ATMI, Inc. (a)	49,200	892,980
Brooks Automation, Inc. (a)	124,305	960,878
Cabot Microelectronics Corp. (a)	23,500	819,210
Fairchild Semiconductor International, Inc. (a)	103,100	1,054,713
Formfactor, Inc. (a)	64,400	1,540,448
Microsemi Corp. (a)	79,400	1,253,726
Teradyne, Inc. (a)	140,600	1,300,550
TriQuint Semiconductor, Inc. (a)	327,250	2,526,370
Zoran Corp. (a)	111,125	1,280,160
		11,629,035
Software – 1.8%
CSG Systems International, Inc. (a)	40,595	649,926
Progress Software Corp. (a)	88,800	2,011,320
Seachange International, Inc. (a)	191,825	1,438,687
SPSS, Inc. (a)	29,400	1,468,530
SYNNEX Corp. (a)	61,500	1,874,520
VeriFone Holdings, Inc. (a)	52,410	832,795
		8,275,778
Telecommunications – 2.5%
Arris Group, Inc. (a)	219,875	2,860,574
Black Box Corp.	46,255	1,160,538
CommScope, Inc. (a)	24,880	744,659
Finisar Corp. (a)	68,824	666,219
Ixia (a)	157,500	1,080,450
NICE Systems Ltd. ADR (Israel) (a)	41,080	1,250,475
Premiere Global Services, Inc. (a)	157,300	1,307,163
SBA Communications Corp. Class A (a)	29,800	805,494
Sonus Networks, Inc. (a)	347,900	737,548

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Symmetricom, Inc. (a)	93,580	$484,744
		11,097,864
Textiles – 0.3%
Culp, Inc. (a)	53,600	298,552
G&K Services, Inc. Class A	57,400	1,271,984
		1,570,536
Toys, Games & Hobbies – 0.2%
JAKKS Pacific, Inc. (a)	58,465	837,219
Transportation – 3.6%
American Commercial Lines, Inc. (a)	34,506	1,004,815
Eagle Bulk Shipping, Inc.	100,750	516,847
Genesee & Wyoming, Inc. Class A (a)	87,600	2,656,032
Gulfmark Offshore, Inc. (a)	16,445	538,409
Hub Group, Inc. Class A (a)	51,915	1,186,258
Kirby Corp. (a)	87,200	3,210,704
Landstar System, Inc.	117,700	4,479,662
Nordic American Tanker Shipping Ltd.	11,770	348,157
Seaspan Corp.	99,450	890,077
UTI Worldwide, Inc.	111,000	1,607,280
		16,438,241
TOTAL COMMON STOCK (Cost $449,600,723)		435,520,137
CONVERTIBLE PREFERRED STOCK – 0.8%
Banks – 0.2%
East West Bancorp, Inc., Series A 8.000%, 12/31/49	1,183	882,814
Insurance – 0.4%
Assured Guaranty Ltd. 8.500%, 5/29/12	18,600	1,584,757
Oil & Gas – 0.2%
Whiting Petroleum Corp. 6.250%, 12/31/49	7,500	1,132,275
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,850,431)		3,599,846
TOTAL EQUITIES (Cost $452,451,154)		439,119,983
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
First Opportunity Fund, Inc.	120,031	768,198
iShares Russell 2000 Value Index Fund	21,100	1,192,783
T. Rowe Price Reserve Investment Fund	308,019	308,019
TOTAL MUTUAL FUNDS (Cost $3,375,699)		2,269,000
TOTAL LONG-TERM INVESTMENTS (Cost $455,826,853)		441,388,983
	Principal Amount
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$8,942,014	8,942,014
TOTAL SHORT-TERM INVESTMENTS (Cost $8,942,014)		8,942,014
TOTAL INVESTMENTS – 99.7% (Cost $464,768,867) (c)		450,330,997
Other Assets/ (Liabilities) – 0.3%		1,561,566
NET ASSETS – 100.0%		$451,892,563

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,942,016. Collateralized by U.S. Government Agency obligations with rates ranging from 2.470% - 4.000%, maturity dates ranging from 7/01/34 - 8/15/39, and an aggregate market value, including accrued interest, of $9,123,623.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 0.6%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	41,000	$452,640
Aerospace & Defense – 0.9%
BE Aerospace, Inc. (a)	33,500	674,690
Airlines – 1.4%
Continental Airlines, Inc. Class B (a)	19,100	314,004
Tam SA Sponsered ADR (Brazil) (a)	31,300	404,083
US Airways Group, Inc. (a)	76,800	360,960
		1,079,047
Apparel – 1.0%
The Warnaco Group, Inc. (a)	18,410	807,463
Auto Manufacturers – 0.1%
Navistar International Corp. (a)	2,280	85,318
Automotive & Parts – 0.4%
The Goodyear Tire & Rubber Co. (a)	20,020	340,941
Banks – 1.7%
Fifth Third Bancorp	25,200	255,276
Huntington Bancshares, Inc.	79,900	376,329
Julius Baer Holding AG	13,907	695,378
		1,326,983
Beverages – 2.7%
Coca-Cola Enterprises, Inc.	21,500	460,315
Dr. Pepper Snapple Group, Inc. (a)	16,800	483,000
Green Mountain Coffee Roasters, Inc. (a)	12,670	935,553
Hansen Natural Corp. (a)	6,510	239,177
		2,118,045
Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (a)	9,400	418,676
Illumina, Inc. (a)	8,910	378,675
Life Technologies Corp. (a)	5,750	267,663
Regeneron Pharmaceuticals, Inc. (a)	3,600	69,480
Seattle Genetics, Inc. (a)	11,400	159,942
Vertex Pharmaceuticals, Inc. (a)	4,870	184,573
		1,479,009
Building Materials – 1.3%
Eagle Materials, Inc.	1,000	28,580
Lennox International, Inc.	14,200	512,904
Masco Corp.	36,000	465,120
		1,006,604
Chemicals – 1.6%
Airgas, Inc.	3,240	156,719
CF Industries Holdings, Inc.	4,090	352,681
Ecolab, Inc.	5,980	276,455
Huabao International Holdings Ltd.	445,000	476,852
		1,262,707
Coal – 0.4%
CONSOL Energy, Inc.	7,530	339,678
Commercial Services – 6.0%
Brink's Home Security Holdings, Inc. (a)	14,300	440,297
Corinthian Colleges, Inc. (a)	41,300	766,528
Corrections Corporation of America (a)	27,800	629,670
Global Payments, Inc.	9,340	436,178
Great American Group, Inc. (a)	62,200	270,570
ITT Educational Services, Inc. (a)	4,300	474,763
Localiza Rent a Car SA	63,600	634,728
Robert Half International, Inc.	14,730	368,545
VistaPrint NV (a)	3,690	187,267
Western Union Co.	24,520	463,918
		4,672,464
Computers – 3.0%
Brocade Communications Systems, Inc. (a)	36,780	289,091
NetApp, Inc. (a)	18,460	492,513
Riverbed Technology, Inc. (a)	23,400	513,864
SanDisk Corp. (a)	22,500	488,250
Seagate Technology	37,200	565,812
		2,349,530
Cosmetics & Personal Care – 1.3%
Alberto-Culver Co.	8,100	224,208
Avon Products, Inc.	15,420	523,663
The Estee Lauder Cos., Inc. Class A	6,200	229,896
		977,767
Distribution & Wholesale – 1.0%
Fastenal Co.	5,540	214,398
Pool Corp.	24,200	537,724
		752,122
Diversified Financial – 3.6%
Affiliated Managers Group, Inc. (a)	3,410	221,684
Ameriprise Financial, Inc.	15,200	552,216
Discover Financial Services	16,920	274,612
IntercontinentalExchange, Inc. (a)	2,560	248,806
Invesco Ltd.	20,300	462,028
The NASDAQ OMX Group, Inc. (a)	9,006	189,576
T. Rowe Price Group, Inc.	11,680	533,776
TD Ameritrade Holding Corp. (a)	17,600	345,312
		2,828,010
Electrical Components & Equipment – 1.7%
AMETEK, Inc.	13,700	478,267
Energizer Holdings, Inc. (a)	5,930	393,396
SMA Solar Technology AG	4,530	464,283
		1,335,946
Electronics – 0.7%
Itron, Inc. (a)	6,400	410,496

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	2,790	$155,849
		566,345
Energy — Alternate Sources – 0.5%
SunPower Corp. Class A (a)	13,000	388,570
Engineering & Construction – 0.6%
McDermott International, Inc. (a)	11,660	294,648
URS Corp. (a)	3,430	149,720
		444,368
Entertainment – 0.9%
DreamWorks Animation SKG, Inc. Class A (a)	16,900	601,133
Penn National Gaming, Inc. (a)	4,930	136,364
		737,497
Foods – 0.6%
Whole Foods Market, Inc. (a)	16,110	491,194
Hand & Machine Tools – 0.9%
The Black & Decker Corp.	4,740	219,415
Regal-Beloit Corp.	11,000	502,810
		722,225
Health Care — Products – 3.7%
Beckman Coulter, Inc.	9,960	686,642
Edwards Lifesciences Corp. (a)	8,800	615,208
Hologic, Inc. (a)	29,500	482,030
Intuitive Surgical, Inc. (a)	2,860	750,035
St. Jude Medical, Inc. (a)	8,900	347,189
		2,881,104
Health Care — Services – 1.3%
CIGNA Corp.	6,840	192,136
Community Health Systems, Inc. (a)	6,100	194,773
DaVita, Inc. (a)	4,740	268,473
Health Management Associates, Inc. Class A (a)	17,590	131,749
Laboratory Corporation of America Holdings (a)	3,410	224,037
		1,011,168
Home Builders – 1.4%
D.R. Horton, Inc.	17,140	195,567
MRV Engenharia e Participacoes SA	33,300	638,021
Pulte Homes, Inc.	24,720	271,673
		1,105,261
Home Furnishing – 0.8%
Tempur-Pedic International, Inc. (a)	32,100	607,974
Household Products – 2.2%
Jarden Corp.	41,400	1,162,098
The Scotts Miracle-Gro Co. Class A	12,600	541,170
		1,703,268
Insurance – 0.7%
Genworth Financial, Inc. Class A	28,920	345,594
The Hartford Financial Services Group, Inc.	6,140	162,710
		508,304
Internet – 4.7%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	7,000	411,530
Equinix, Inc. (a)	6,800	625,600
F5 Networks, Inc. (a)	14,460	573,050
McAfee, Inc. (a)	21,650	948,053
Mercadolibre, Inc. (a)	4,850	186,531
Priceline.com, Inc. (a)	1,840	305,109
Rackspace Hosting, Inc. (a)	15,100	257,606
VeriSign, Inc. (a)	13,810	327,159
		3,634,638
Iron & Steel – 0.6%
United States Steel Corp.	9,690	429,945
Leisure Time – 0.8%
LIFE TIME FITNESS, Inc. (a)	5,800	162,690
WMS Industries, Inc. (a)	9,620	428,667
		591,357
Lodging – 1.9%
MGM MIRAGE (a)	50,476	607,731
Starwood Hotels & Resorts Worldwide, Inc.	13,470	444,914
Wynn Resorts Ltd. (a)	6,600	467,874
		1,520,519
Machinery — Construction & Mining – 1.2%
Ingersoll-Rand PLC	22,800	699,276
Joy Global, Inc.	5,350	261,829
		961,105
Machinery — Diversified – 0.6%
Cummins, Inc.	10,190	456,614
Manufacturing – 2.4%
Illinois Tool Works, Inc.	10,600	452,726
Pall Corp.	8,400	271,152
Parker Hannifin Corp.	12,960	671,846
Pentair, Inc.	15,400	454,608
		1,850,332
Media – 0.2%
Cablevision Systems Corp. Class A	6,670	158,413
Metal Fabricate & Hardware – 0.9%
Mueller Water Products, Inc. Class A	41,000	224,680
Precision Castparts Corp.	4,650	473,696
		698,376
Mining – 0.8%
Agnico-Eagle Mines Ltd.	3,100	210,335
Alcoa, Inc.	22,240	291,789
Thompson Creek Metals Co., Inc. (a)	8,780	105,974
		608,098
Oil & Gas – 1.9%
Karoon Gas Australia Ltd. (a)	18,589	127,336
Nabors Industries Ltd. (a)	16,670	348,403
Petrohawk Energy Corp. (a)	12,710	307,709
Questar Corp.	5,980	224,609
Range Resources Corp.	9,740	480,766
		1,488,823
Oil & Gas Services – 1.1%
Cameron International Corp. (a)	12,560	475,019
Smith International, Inc.	12,000	344,400
		819,419
Pharmaceuticals – 5.9%
Alkermes, Inc. (a)	18,900	173,691

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmerisourceBergen Corp.	10,920	$244,390
Amylin Pharmaceuticals, Inc. (a)	18,100	247,789
Auxilium Pharmaceuticals, Inc. (a)	12,100	413,941
Cephalon, Inc. (a)	6,000	349,440
Daiichi Sankyo Co. Ltd.	24,000	496,553
Elan Corp. PLC Sponsored ADR (Ireland) (a)	17,600	125,136
Herbalife Ltd.	22,300	730,102
Omnicare, Inc.	6,780	152,686
SXC Health Solutions Corp. (a)	12,300	575,517
United Therapeutics Corp. (a)	6,140	300,799
Watson Pharmaceutical, Inc. (a)	21,510	788,126
		4,598,170
Real Estate – 0.8%
BR Malls Participacoes SA (a)	31,700	373,351
CB Richard Ellis Group, Inc. Class A (a)	18,990	222,943
		596,294
Real Estate Investment Trusts (REITS) – 0.5%
Digital Realty Trust, Inc.	8,460	386,707
Retail – 11.9%
Advance Auto Parts, Inc.	14,900	585,272
Aeropostale, Inc. (a)	13,400	582,498
Bed Bath & Beyond, Inc. (a)	10,830	406,558
Best Buy Co., Inc.	19,900	746,648
Big Lots, Inc. (a)	19,100	477,882
The Cheesecake Factory, Inc. (a)	27,400	507,448
Coach, Inc.	29,660	976,407
Darden Restaurants, Inc.	5,160	176,111
The Gap, Inc.	30,600	654,840
Guess?, Inc.	12,850	475,964
Hanesbrands, Inc. (a)	46,100	986,540
Kohl's Corp. (a)	10,400	593,320
Nordstrom, Inc.	11,950	364,953
Staples, Inc.	24,900	578,178
Urban Outfitters, Inc. (a)	39,070	1,178,742
		9,291,361
Semiconductors – 8.3%
ASML Holding NV	12,460	368,442
Broadcom Corp. Class A (a)	14,650	449,609
Cypress Semiconductor Corp. (a)	12,500	129,125
Lam Research Corp. (a)	11,690	399,330
Marvell Technology Group Ltd. (a)	62,080	1,005,075
Maxim Integrated Products, Inc.	29,400	533,316
MEMC Electronic Materials, Inc. (a)	8,300	138,029
Micron Technology, Inc. (a)	67,880	556,616
Netlogic Microsystems, Inc. (a)	4,870	219,150
NVIDIA Corp. (a)	29,000	435,870
ON Semiconductor Corp. (a)	53,600	442,200
PMC-Sierra, Inc. (a)	37,730	360,699
Skyworks Solutions, Inc. (a)	39,000	516,360
TriQuint Semiconductor, Inc. (a)	65,100	502,572
Varian Semiconductor Equipment Associates, Inc. (a)	12,340	405,246
		6,461,639
Software – 3.8%
Adobe Systems, Inc. (a)	18,900	624,456
BMC Software, Inc. (a)	19,100	716,823
Fiserv, Inc. (a)	8,130	391,866
MSCI, Inc. Class A (a)	8,160	241,699
Red Hat, Inc. (a)	24,800	685,472
Salesforce.com, Inc. (a)	5,840	332,471
		2,992,787
Telecommunications – 5.1%
Alcatel-Lucent Sponsored ADR (France) (a)	75,600	339,444
Atheros Communications, Inc. (a)	13,530	358,951
Ciena Corp. (a)	13,130	213,756
Juniper Networks, Inc. (a)	22,580	610,112
Millicom International Cellular SA (a)	3,820	277,867
NeuStar, Inc. Class A (a)	24,900	562,740
Polycom, Inc. (a)	13,900	371,825
RF Micro Devices, Inc. (a)	115,300	626,079
Starent Networks Corp. (a)	25,000	635,500
		3,996,274
Transportation – 1.6%
C.H. Robinson Worldwide, Inc.	7,320	422,730
Con-way, Inc.	10,200	390,864
J.B. Hunt Transport Services, Inc.	13,600	436,968
		1,250,562
TOTAL COMMON STOCK (Cost $64,258,923)		77,847,675
TOTAL EQUITIES (Cost $64,258,923)		77,847,675
TOTAL LONG-TERM INVESTMENTS (Cost $64,258,923)		77,847,675
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$498,017	498,017
TOTAL SHORT-TERM INVESTMENTS (Cost $498,017)		498,017
TOTAL INVESTMENTS – 100.6% (Cost $64,756,940) (c)		78,345,692
Other Assets/ (Liabilities) – (0.6)%		(441,264)
NET ASSETS – 100.0%		$77,904,428

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $498,017. Collateralized by U.S. Government Agency obligations with rates ranging from 4.677% - 5.338%, maturity dates ranging from 2/01/34 - 5/01/35, and an aggregate market value, including accrued interest, of $509,165.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.9%
COMMON STOCK – 94.9%
Advertising – 1.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	87,000	$609,000
Lamar Advertising Co. Class A (a)	430,000	11,799,200
		12,408,200
Aerospace & Defense – 2.1%
Alliant Techsystems, Inc. (a)	69,000	5,371,650
Goodrich Corp.	78,000	4,238,520
Rockwell Collins, Inc.	304,000	15,443,200
		25,053,370
Airlines – 0.6%
Southwest Airlines Co.	731,000	7,017,600
Automotive & Parts – 0.4%
WABCO Holdings, Inc.	212,000	4,452,000
Banks – 2.4%
Fifth Third Bancorp	567,000	5,743,710
KeyCorp	811,000	5,271,500
M&T Bank Corp.	81,000	5,047,920
Marshall & Ilsley Corp.	729,000	5,883,030
SunTrust Banks, Inc.	263,000	5,930,650
		27,876,810
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (a)	103,000	4,587,620
Human Genome Sciences, Inc. (a)	406,000	7,640,920
Illumina, Inc. (a)	241,000	10,242,500
Millipore Corp. (a)	85,000	5,978,050
Myriad Genetics, Inc. (a)	81,000	2,219,400
Vertex Pharmaceuticals, Inc. (a)	222,000	8,413,800
		39,082,290
Coal – 1.5%
CONSOL Energy, Inc.	247,000	11,142,170
Peabody Energy Corp.	161,000	5,992,420
		17,134,590
Commercial Services – 7.3%
Global Payments, Inc.	385,000	17,979,500
Hertz Global Holdings, Inc. (a)	749,000	8,111,670
Manpower, Inc.	173,000	9,810,830
Quanta Services, Inc. (a)	325,000	7,192,250
Robert Half International, Inc.	469,000	11,734,380
SAIC, Inc. (a)	732,000	12,839,280
Western Union Co.	895,000	16,933,400
		84,601,310
Computers – 2.2%
IHS, Inc. Class A (a)	191,400	9,786,282
MICROS Systems, Inc. (a)	256,000	7,728,640
Palm, Inc. (a)	81,000	1,411,830
Seagate Technology	450,000	6,844,500
		25,771,252
Distribution & Wholesale – 0.9%
Fastenal Co.	288,000	11,145,600
Diversified Financial – 4.4%
Ameriprise Financial, Inc.	127,000	4,613,910
E*TRADE Financial Corp. (a)	2,030,000	3,552,500
Eaton Vance Corp.	330,000	9,236,700
Interactive Brokers Group, Inc. (a)	291,000	5,782,170
IntercontinentalExchange, Inc. (a)	89,000	8,649,910
Janus Capital Group, Inc.	463,000	6,565,340
Raymond James Financial, Inc.	210,000	4,888,800
TD Ameritrade Holding Corp. (a)	386,000	7,573,320
		50,862,650
Electric – 0.8%
Calpine Corp. (a)	812,000	9,354,240
Electrical Components & Equipment – 2.0%
A123 Systems, Inc. (a)	61,000	1,300,520
AMETEK, Inc.	468,000	16,337,880
SunPower Corp. Class B (a)	203,000	5,121,690
		22,760,090
Electronics – 3.4%
Dolby Laboratories, Inc. Class A (a)	255,000	9,738,450
FLIR Systems, Inc. (a)	329,000	9,202,130
Itron, Inc. (a)	68,000	4,361,520
Trimble Navigation Ltd. (a)	257,600	6,159,216
Waters Corp. (a)	186,000	10,389,960
		39,851,276
Energy — Alternate Sources – 0.3%
First Solar, Inc. (a)	20,000	3,057,200
Engineering & Construction – 1.7%
Foster Wheeler AG (a)	199,000	6,350,090
McDermott International, Inc. (a)	529,000	13,367,830
		19,717,920
Foods – 1.3%
Whole Foods Market, Inc. (a)	493,000	15,031,570
Health Care — Products – 6.0%
C.R. Bard, Inc.	122,000	9,590,420
CareFusion Corp. (a)	488,000	10,638,400
Edwards Lifesciences Corp. (a)	162,000	11,325,420
Henry Schein, Inc. (a)	243,000	13,343,130
IDEXX Laboratories, Inc. (a)	63,000	3,150,000
Intuitive Surgical, Inc. (a)	45,000	11,801,250
QIAGEN N.V. (a)	447,000	9,512,160
		69,360,780
Health Care — Services – 0.5%
Humana, Inc. (a)	146,000	5,445,800
Insurance – 2.7%
Aon Corp.	203,000	8,260,070
Assurant, Inc.	166,000	5,321,960
Axis Capital Holdings Ltd.	59,000	1,780,620
Principal Financial Group, Inc.	271,000	7,422,690
W.R. Berkley Corp.	322,000	8,140,160
		30,925,500
Internet – 3.6%
Amazon.com, Inc. (a)	41,000	3,827,760
Expedia, Inc. (a)	697,000	16,693,150
McAfee, Inc. (a)	296,000	12,961,840
Priceline.com, Inc. (a)	12,000	1,989,840
VeriSign, Inc. (a)	285,000	6,751,650
		42,224,240

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 2.6%
Gaylord Entertainment Co. (a)	221,000	$4,442,100
Marriott International, Inc. Class A	653,000	18,016,270
Wynn Resorts Ltd. (a)	110,000	7,797,900
		30,256,270
Machinery — Diversified – 2.6%
Gardner Denver, Inc. (a)	41,000	1,430,080
IDEX Corp.	364,000	10,173,800
Roper Industries, Inc.	369,000	18,811,620
		30,415,500
Manufacturing – 1.1%
Danaher Corp.	102,000	6,866,640
Harsco Corp.	154,000	5,453,140
		12,319,780
Media – 3.0%
Cablevision Systems Corp. Class A	423,000	10,046,250
Discovery Communications, Inc., Series A (a)	244,000	7,049,160
Discovery Communications, Inc., Series C (a)	283,000	7,366,490
FactSet Research Systems, Inc.	165,000	10,929,600
		35,391,500
Mining – 2.1%
Agnico-Eagle Mines Ltd.	281,000	19,065,850
Franco-Nevada Corp.	228,400	5,984,010
		25,049,860
Oil & Gas – 2.6%
CNX Gas Corp. (a)	323,000	9,916,100
Concho Resources, Inc. (a)	20,000	726,400
EOG Resources, Inc.	41,000	3,423,910
Murphy Oil Corp.	122,000	7,023,540
Ultra Petroleum Corp. (a)	186,000	9,106,560
		30,196,510
Oil & Gas Services – 3.2%
BJ Services Co.	163,000	3,167,090
Cameron International Corp. (a)	159,000	6,013,380
FMC Technologies, Inc. (a)	243,000	12,694,320
Smith International, Inc.	411,000	11,795,700
Trican Well Service Ltd.	233,000	3,020,753
		36,691,243
Pharmaceuticals – 5.4%
Allergan, Inc.	102,000	5,789,520
BioMarin Pharmaceuticals, Inc. (a)	196,000	3,543,680
Cephalon, Inc. (a)	229,000	13,336,960
DENTSPLY International, Inc.	257,000	8,876,780
Elan Corp. PLC Sponsored ADR (Ireland) (a)	554,000	3,938,940
Onyx Pharmaceuticals, Inc. (a)	110,600	3,314,682
OSI Pharmaceuticals, Inc. (a)	73,000	2,576,900
Perrigo Co.	223,000	7,579,770
Theravance, Inc. (a)	166,000	2,430,240
Valeant Pharmaceuticals International (a)	209,000	5,864,540
Warner Chilcott PLC Class A (a)	237,000	5,123,940
		62,375,952
Real Estate – 0.3%
The St. Joe Co. (a)	110,000	3,203,200
Retail – 6.9%
Bed Bath & Beyond, Inc. (a)	285,000	10,698,900
Carmax, Inc. (a)	587,000	12,268,300
Chipotle Mexican Grill, Inc. Class B (a)	156,000	12,982,320
J. Crew Group, Inc. (a)	203,000	7,271,460
MSC Industrial Direct Co., Inc. Class A	145,000	6,319,100
O'Reilly Automotive, Inc. (a)	223,000	8,059,220
Panera Bread Co. Class A (a)	40,000	2,200,000
Shoppers Drug Mart Corp.	244,000	9,999,869
Starbucks Corp. (a)	244,000	5,038,600
Tim Hortons, Inc.	174,000	4,924,200
		79,761,969
Semiconductors – 6.9%
Altera Corp.	577,000	11,834,270
Cree, Inc. (a)	166,000	6,100,500
Intersil Corp. Class A	416,000	6,368,960
Marvell Technology Group Ltd. (a)	749,000	12,126,310
MEMC Electronic Materials, Inc. (a)	263,000	4,373,690
Microchip Technology, Inc.	360,000	9,540,000
PMC-Sierra, Inc. (a)	529,000	5,057,240
Rovi Corp. (a)	183,000	6,148,800
Varian Semiconductor Equipment Associates, Inc. (a)	218,000	7,159,120
Xilinx, Inc.	486,000	11,382,120
		80,091,010
Software – 5.5%
Autodesk, Inc. (a)	204,000	4,855,200
Cerner Corp. (a)	47,000	3,515,600
Electronic Arts, Inc. (a)	553,000	10,534,650
Fiserv, Inc. (a)	244,000	11,760,800
MSCI, Inc. Class A (a)	381,000	11,285,220
Red Hat, Inc. (a)	445,000	12,299,800
Salesforce.com, Inc. (a)	161,000	9,165,730
		63,417,000
Telecommunications – 3.8%
American Tower Corp. Class A (a)	343,000	12,485,200
Crown Castle International Corp. (a)	81,000	2,540,160
JDS Uniphase Corp. (a)	1,349,000	9,591,390
Juniper Networks, Inc. (a)	607,000	16,401,140
Leap Wireless International, Inc. (a)	142,000	2,776,100
		43,793,990
Transportation – 0.3%
UTI Worldwide, Inc.	261,000	3,779,280
TOTAL COMMON STOCK (Cost $945,246,815)		1,099,877,352
TOTAL EQUITIES (Cost $945,246,815)		1,099,877,352

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS – 0.0%
Mining – 0.0%
Agnico-Eagle Mines Ltd., Warrants, Expires 12/03/13, Strike 47.25 (a)	7,500	$232,500
TOTAL WARRANTS (Cost $37,500)		232,500
MUTUAL FUNDS – 0.8%
Diversified Financial – 0.8%
T. Rowe Price Government Reserve Investment Fund	9,582,164	9,582,164
TOTAL MUTUAL FUNDS (Cost $9,582,164)		9,582,164
TOTAL LONG-TERM INVESTMENTS (Cost $954,866,479)		1,109,692,016
	Principal Amount
SHORT-TERM INVESTMENTS – 4.5%
Repurchase Agreement – 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$52,043,918	52,043,918
TOTAL SHORT-TERM INVESTMENTS (Cost $52,043,918)		52,043,918
TOTAL INVESTMENTS – 100.2% (Cost $1,006,910,397) (c)		1,161,735,934
Other Assets/ (Liabilities) – (0.2)%		(2,610,840)
NET ASSETS – 100.0%		$1,159,125,094

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $52,043,932. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $53,089,398.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.9%
COMMON STOCK – 98.9%
Aerospace & Defense – 2.5%
Aerovironment, Inc. (a)	148,700	$4,176,983
BE Aerospace, Inc. (a)	130,780	2,633,909
Cubic Corp.	11,500	453,905
Moog, Inc. Class A (a)	27,196	802,282
Teledyne Technologies, Inc. (a)	73,980	2,662,540
Triumph Group, Inc.	23,900	1,146,961
		11,876,580
Airlines – 0.9%
Copa Holdings SA Class A	16,650	740,759
JetBlue Airways Corp. (a)	290,090	1,734,738
Tam SA Sponsered ADR (Brazil) (a)	54,320	701,271
US Airways Group, Inc. (a)	226,100	1,062,670
		4,239,438
Apparel – 0.7%
Carter's, Inc. (a)	49,220	1,314,174
The Warnaco Group, Inc. (a)	41,210	1,807,471
		3,121,645
Automotive & Parts – 0.8%
ArvinMeritor, Inc.	129,600	1,013,472
Tenneco, Inc. (a)	78,500	1,023,640
TRW Automotive Holdings Corp. (a)	105,200	1,762,100
		3,799,212
Banks – 1.3%
CVB Financial Corp.	113,400	860,706
Huntington Bancshares, Inc.	228,800	1,077,648
MB Financial, Inc.	20,694	433,953
Old National Bancorp	30,100	337,120
Popular, Inc.	153,200	433,556
Signature Bank (a)	57,036	1,654,044
Umpqua Holdings Corp.	72,300	766,380
Westamerica Bancorp	12,200	634,400
		6,197,807
Beverages – 0.4%
Central European Distribution Corp. (a)	24,280	795,413
Green Mountain Coffee Roasters, Inc. (a)	16,500	1,218,360
		2,013,773
Biotechnology – 0.7%
Ligand Pharmaceuticals, Inc. Class B (a)	154,700	357,357
Regeneron Pharmaceuticals, Inc. (a)	75,440	1,455,992
Seattle Genetics, Inc. (a)	108,430	1,521,273
		3,334,622
Building Materials – 1.1%
Eagle Materials, Inc.	55,750	1,593,335
Lennox International, Inc.	64,100	2,315,292
Owens Corning, Inc. (a)	24,000	538,800
Trex Co., Inc. (a)	39,979	727,618
		5,175,045
Chemicals – 1.1%
Cytec Industries, Inc.	86,300	2,802,161
Olin Corp.	50,700	884,208
Solutia, Inc. (a)	124,900	1,446,342
		5,132,711
Coal – 0.5%
Massey Energy Co.	78,170	2,180,161
Commercial Services – 7.9%
AerCap Holdings NV (a)	78,200	709,274
Alliance Data Systems Corp. (a)	13,600	830,688
American Public Education, Inc. (a)	142,900	4,964,346
Brink's Home Security Holdings, Inc. (a)	75,880	2,336,345
Capella Education Co. (a)	86,100	5,797,974
Coinstar, Inc. (a)	25,430	838,681
Corinthian Colleges, Inc. (a)	114,370	2,122,707
Corrections Corporation of America (a)	95,010	2,151,977
CoStar Group, Inc. (a)	115,000	4,740,300
HMS Holdings Corp. (a)	81,800	3,127,214
Huron Consulting Group, Inc. (a)	24,400	630,252
K12, Inc. (a)	32,480	535,270
Korn/Ferry International (a)	85,000	1,240,150
Localiza Rent a Car SA	100,050	998,498
Medifast, Inc. (a)	21,800	473,496
PAREXEL International Corp. (a)	72,950	991,391
Riskmetrics Group, Inc. (a)	175,400	2,564,348
Service Corp. International	76,100	533,461
VistaPrint NV (a)	30,810	1,563,608
		37,149,980
Computers – 4.8%
MICROS Systems, Inc. (a)	326,600	9,860,054
Riverbed Technology, Inc. (a)	419,060	9,202,558
Seagate Technology	164,030	2,494,896
SYKES Enterprises, Inc. (a)	45,360	944,395
		22,501,903
Cosmetics & Personal Care – 1.7%
Alberto-Culver Co.	287,200	7,949,696
Distribution & Wholesale – 2.8%
Beacon Roofing Supply, Inc. (a)	65,900	1,053,082
Ingram Micro, Inc. Class A (a)	99,629	1,678,749
LKQ Corp. (a)	453,156	8,401,512
Owens & Minor, Inc.	45,580	2,062,495
		13,195,838
Diversified Financial – 2.0%
Financial Federal Corp.	192,324	4,746,556
GFI Group, Inc.	95,090	687,501
JMP Group, Inc.	123,600	1,193,976
The NASDAQ OMX Group, Inc. (a)	50,300	1,058,815
Stifel Financial Corp. (a)	31,520	1,730,448
		9,417,296
Electric – 0.4%
ITC Holdings Corp.	27,000	1,227,150
Unisource Energy Corp.	16,400	504,300
		1,731,450
Electrical Components & Equipment – 1.0%
A123 Systems, Inc. (a)	2,400	51,168

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SMA Solar Technology AG	10,645	$1,091,014
SunPower Corp. Class B (a)	94,404	2,381,813
Yingli Green Energy Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	96,300	1,199,898
		4,723,893
Electronics – 0.9%
Jabil Circuit, Inc.	213,860	2,867,863
Plexus Corp. (a)	44,860	1,181,612
		4,049,475
Energy — Alternate Sources – 0.1%
Covanta Holding Corp. (a)	10,400	176,800
Energy Conversion Devices, Inc. (a)	37,500	434,250
		611,050
Engineering & Construction – 1.1%
Chicago Bridge & Iron Co. NV	263,068	4,914,110
Entertainment – 3.4%
Bally Technologies, Inc. (a)	64,290	2,466,807
Churchill Downs, Inc.	25,300	974,050
DreamWorks Animation SKG, Inc. Class A (a)	85,410	3,038,034
Scientific Games Corp. Class A (a)	328,250	5,196,197
Vail Resorts, Inc. (a)	123,800	4,152,252
		15,827,340
Foods – 0.1%
Smithfield Foods, Inc. (a)	37,300	514,740
Gas – 0.2%
UGI Corp.	40,000	1,002,400
Hand & Machine Tools – 0.4%
Regal-Beloit Corp.	37,640	1,720,524
Health Care — Products – 3.4%
ABIOMED, Inc. (a)	310,900	3,018,839
Inverness Medical Innovations, Inc. (a)	30,480	1,180,490
Masimo Corp. (a)	28,100	736,220
NuVasive, Inc. (a)	113,100	4,723,056
Orthovita, Inc. (a)	186,500	818,735
Volcano Corp. (a)	288,356	4,850,148
Zoll Medical Corp. (a)	35,030	753,846
		16,081,334
Health Care — Services – 2.7%
Almost Family, Inc. (a)	21,320	634,270
Community Health Systems, Inc. (a)	44,900	1,433,657
Health Management Associates, Inc. Class A (a)	232,040	1,737,980
Health Net, Inc. (a)	68,250	1,051,050
HEALTHSOUTH Corp. (a)	65,600	1,025,984
Healthways, Inc. (a)	210,650	3,227,158
ICON PLC Sponsored ADR (Ireland) (a)	71,790	1,758,137
Kindred Healthcare, Inc. (a)	67,900	1,102,017
Psychiatric Solutions, Inc. (a)	32,900	880,404
		12,850,657
Home Builders – 0.2%
Lennar Corp.	49,800	709,650
Home Furnishing – 1.7%
DTS, Inc. (a)	132,950	3,640,171
Ethan Allen Interiors, Inc.	36,600	603,900
Tempur-Pedic International, Inc. (a)	15,100	285,994
TiVo, Inc. (a)	323,530	3,351,771
		7,881,836
Household Products – 0.9%
Jarden Corp.	89,218	2,504,349
The Scotts Miracle-Gro Co. Class A	36,190	1,554,361
		4,058,710
Insurance – 1.3%
Allied World Assurance Holdings Ltd.	19,820	949,973
Assured Guaranty Ltd.	67,510	1,311,044
Lancashire Holdings Ltd.	109,278	893,945
Navigators Group, Inc. (a)	20,341	1,118,755
Platinum Underwriters Holdings Ltd.	26,430	947,251
ProAssurance Corp. (a)	13,200	688,908
Zenith National Insurance Corp.	11,600	358,440
		6,268,316
Internet – 5.3%
Avocent Corp. (a)	27,600	559,452
Constant Contact, Inc. (a)	457,800	8,812,650
DealerTrack Holdings, Inc. (a)	184,870	3,495,892
Equinix, Inc. (a)	20,030	1,842,760
OpenTable, Inc. (a)	46,900	1,292,564
Rackspace Hosting, Inc. (a)	60,600	1,033,836
S1 Corp. (a)	164,600	1,017,228
Sapient Corp. (a)	187,800	1,509,912
Shutterfly, Inc. (a)	29,800	495,574
Vitacost.com, Inc. (a)	32,700	357,084
Vocus, Inc. (a)	222,228	4,642,343
		25,059,295
Leisure Time – 0.6%
LIFE TIME FITNESS, Inc. (a)	53,310	1,495,345
Royal Caribbean Cruises Ltd. (a)	28,300	681,464
WMS Industries, Inc. (a)	18,160	809,210
		2,986,019
Lodging – 1.3%
Gaylord Entertainment Co. (a)	312,500	6,281,250
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc. Class A	98,200	3,497,884
Machinery — Diversified – 1.2%
Gardner Denver, Inc. (a)	33,600	1,171,968
The Manitowoc Co., Inc.	81,600	772,752
Wabtec Corp	94,300	3,539,079
		5,483,799
Manufacturing – 0.6%
Pall Corp.	36,250	1,170,150
Pentair, Inc.	32,100	947,592
Teleflex, Inc.	11,500	555,565
		2,673,307
Media – 1.6%
FactSet Research Systems, Inc.	113,974	7,549,638
Metal Fabricate & Hardware – 0.2%
Mueller Water Products, Inc. Class A	89,700	491,556

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Timken Co.	25,100	$588,093
		1,079,649
Office Furnishings – 0.4%
Knoll, Inc.	165,600	1,727,208
Oil & Gas – 3.1%
Bill Barrett Corp. (a)	200,250	6,566,197
Carrizo Oil & Gas, Inc. (a)	149,000	3,649,010
Comstock Resources, Inc. (a)	25,800	1,034,064
Frontier Oil Corp.	78,500	1,092,720
Karoon Gas Australia Ltd. (a)	54,615	374,116
St. Mary Land & Exploration Co.	26,350	855,321
Whiting Petroleum Corp. (a)	15,700	904,006
		14,475,434
Oil & Gas Services – 0.4%
Complete Production Services, Inc. (a)	128,137	1,447,948
TETRA Technologies, Inc. (a)	57,500	557,175
		2,005,123
Packaging & Containers – 0.1%
Silgan Holdings, Inc.	7,800	411,294
Pharmaceuticals – 2.2%
Alkermes, Inc. (a)	65,400	601,026
Amylin Pharmaceuticals, Inc. (a)	98,820	1,352,846
Auxilium Pharmaceuticals, Inc. (a)	32,770	1,121,062
Cubist Pharmaceuticals, Inc. (a)	32,920	664,984
Herbalife Ltd.	50,480	1,652,715
King Pharmaceuticals, Inc. (a)	82,400	887,448
The Medicines Co. (a)	53,020	583,750
Onyx Pharmaceuticals, Inc. (a)	21,640	648,551
OSI Pharmaceuticals, Inc. (a)	26,250	926,625
SXC Health Solutions Corp. (a)	23,500	1,099,565
United Therapeutics Corp. (a)	18,080	885,739
		10,424,311
Real Estate – 0.4%
BR Malls Participacoes SA (a)	59,300	698,414
Rossi Residencial SA	127,020	1,019,996
		1,718,410
Real Estate Investment Trusts (REITS) – 0.9%
DiamondRock Hospitality Co. (a)	72,969	591,049
Entertainment Properties Trust	11,200	382,368
LaSalle Hotel Properties	66,000	1,297,560
MFA Financial, Inc.	104,900	835,004
Redwood Trust, Inc.	84,700	1,312,850
		4,418,831
Retail – 6.0%
Advance Auto Parts, Inc.	23,640	928,579
Aeropostale, Inc. (a)	25,830	1,122,830
Big Lots, Inc. (a)	34,100	853,182
Buffalo Wild Wings, Inc. (a)	20,040	833,864
The Cheesecake Factory, Inc. (a)	69,999	1,296,381
The Children's Place Retail Store, Inc. (a)	55,500	1,662,780
Citi Trends, Inc. (a)	20,000	569,400
Denny's Corp. (a)	499,300	1,328,138
FGX International Holdings Ltd. (a)	22,050	307,598
The Gymboree Corp. (a)	13,550	655,549
Hanesbrands, Inc. (a)	125,190	2,679,066
Lumber Liquidators, Inc. (a)	25,980	563,506
Nu Skin Enterprises, Inc. Class A	73,600	1,363,808
O'Reilly Automotive, Inc. (a)	215,170	7,776,244
OfficeMax, Inc. (a)	183,490	2,308,304
Penske Auto Group, Inc.	78,700	1,509,466
Rush Enterprises, Inc. Class A (a)	30,293	391,386
Talbots, Inc.	166,300	1,534,949
Texas Roadhouse, Inc. (a)	61,900	657,378
		28,342,408
Semiconductors – 1.6%
Cavium Networks, Inc. (a)	20,420	438,417
ON Semiconductor Corp. (a)	401,420	3,311,715
Skyworks Solutions, Inc. (a)	96,660	1,279,779
TriQuint Semiconductor, Inc. (a)	202,000	1,559,440
Verigy Ltd. (a)	98,200	1,141,084
		7,730,435
Software – 17.6%
Allscripts-Misys Healthcare Solutions, Inc.	474,770	9,623,588
American Reprographics Co. (a)	43,600	415,072
ArcSight, Inc. (a)	78,200	1,882,274
Athenahealth, Inc. (a)	238,300	9,143,571
Blackbaud, Inc.	423,750	9,831,000
Blackboard, Inc. (a)	256,750	9,700,015
CommVault Systems, Inc. (a)	388,200	8,055,150
Concur Technologies, Inc. (a)	146,000	5,804,960
EPIQ Systems, Inc. (a)	206,218	2,990,161
Informatica Corp. (a)	47,900	1,081,582
Omnicell, Inc. (a)	263,000	2,929,820
Omniture, Inc. (a)	474,500	10,173,280
Red Hat, Inc. (a)	98,410	2,720,052
RightNow Technologies, Inc. (a)	79,900	1,153,756
Rosetta Stone, Inc. (a)	107,008	2,456,904
SolarWinds, Inc. (a)	132,700	2,923,381
Take-Two Interactive Software, Inc. (a)	148,330	1,662,779
		82,547,345
Telecommunications – 2.3%
Atheros Communications, Inc. (a)	25,050	664,577
Harmonic, Inc. (a)	134,800	900,464
NeuStar, Inc. Class A (a)	72,740	1,643,924
Plantronics, Inc.	47,600	1,276,156
Polycom, Inc. (a)	129,140	3,454,495
RF Micro Devices, Inc. (a)	294,410	1,598,646
Starent Networks Corp. (a)	44,100	1,121,022
		10,659,284
Toys, Games & Hobbies – 0.2%
RC2 Corp. (a)	77,070	1,098,248
Transportation – 4.8%
Con-way, Inc.	57,760	2,213,363

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genesee & Wyoming, Inc. Class A (a)	17,100	$518,472
J.B. Hunt Transport Services, Inc.	299,550	9,624,541
Kansas City Southern (a)	246,500	6,529,785
Knight Transportation, Inc.	150,300	2,522,034
Old Dominion Freight Line, Inc. (a)	21,200	645,116
Overseas Shipholding Group, Inc.	18,950	708,162
		22,761,473
Water – 0.4%
Companhia de Saneamento de Minas Gerais	102,000	1,743,349
TOTAL COMMON STOCK (Cost $408,073,034)		464,905,186
TOTAL EQUITIES (Cost $408,073,034)		464,905,186
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
iShares Russell 2000 Index Fund	29,500	1,776,785
TOTAL MUTUAL FUNDS (Cost $1,811,990)		1,776,785
TOTAL LONG-TERM INVESTMENTS (Cost $409,885,024)		466,681,971
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$5,103,825	5,103,825
TOTAL SHORT-TERM INVESTMENTS (Cost $5,103,825)		5,103,825
TOTAL INVESTMENTS – 100.4% (Cost $414,988,849) (c)		471,785,796
Other Assets/ (Liabilities) – (0.4)%		(1,686,613)
NET ASSETS – 100.0%		$470,099,183

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,103,826. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.338%, maturity dates ranging from 3/01/35 - 9/25/39, and an aggregate market value, including accrued interest, of $5,209,631.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.7%
COMMON STOCK – 98.7%
Apparel – 2.2%
Carter's, Inc. (a)	5,910	$157,797
True Religion Apparel, Inc. (a)	41,650	1,079,984
Wolverine World Wide, Inc.	3,140	77,998
		1,315,779
Banks – 1.2%
First Commonwealth Financial Corp.	43,065	244,609
UMB Financial Corp.	6,790	274,588
Westamerica Bancorp	3,950	205,400
		724,597
Beverages – 0.1%
Peet's Coffee & Tea, Inc. (a)	2,200	62,106
Biotechnology – 2.5%
Affymetrix, Inc. (a)	11,570	101,585
Alexion Pharmaceuticals, Inc. (a)	2,580	114,913
Arqule, Inc. (a)	9,020	40,951
Bio-Rad Laboratories, Inc. Class A (a)	3,695	339,497
Cytokinetics, Inc. (a)	10,080	53,323
Exelixis, Inc. (a)	15,040	95,955
Human Genome Sciences, Inc. (a)	8,210	154,512
OncoGenex Pharmaceutical, Inc. (a)	2,280	82,080
Regeneron Pharmaceuticals, Inc. (a)	13,545	261,418
Seattle Genetics, Inc. (a)	19,705	276,461
		1,520,695
Building Materials – 0.3%
Quanex Building Products Corp.	11,310	162,412
Chemicals – 3.6%
H.B. Fuller Co.	6,040	126,236
Huntsman Corp.	132,520	1,207,257
Terra Industries, Inc.	23,525	815,612
		2,149,105
Commercial Services – 7.4%
Administaff, Inc.	7,790	204,643
Chemed Corp.	2,690	118,064
Coinstar, Inc. (a)	25,382	837,098
Cornell Cos., Inc. (a)	6,160	138,230
Emergency Medical Services Corp. Class A (a)	2,914	135,501
Exponent, Inc. (a)	2,180	61,411
The Geo Group, Inc. (a)	38,795	782,495
Great Lakes Dredge & Dock Co	7,030	49,069
Heidrick & Struggles International, Inc.	3,680	85,597
ICF International, Inc. (a)	5,480	166,154
Monster Worldwide, Inc. (a)	26,900	470,212
Ritchie Bros. Auctioneers, Inc.	34,387	843,857
Sotheby's	27,080	466,589
SuccessFactors, Inc. (a)	6,080	85,546
		4,444,466
Computers – 3.5%
3PAR, Inc. (a)	11,040	121,771
CACI International, Inc. Class A (a)	2,460	116,284
Compellent Technologies, Inc. (a)	51,376	927,337
Mentor Graphics Corp. (a)	17,480	162,739
NCI, Inc. Class A (a)	1,560	44,710
Netezza Corp. (a)	45,813	514,938
Netscout Systems, Inc. (a)	7,910	106,864
Radiant Systems, Inc. (a)	7,980	85,705
		2,080,348
Cosmetics & Personal Care – 0.4%
Alberto-Culver Co.	5,370	148,642
Inter Parfums, Inc.	6,830	83,394
		232,036
Distribution & Wholesale – 0.3%
Owens & Minor, Inc.	1,970	89,142
Pool Corp.	4,740	105,323
		194,465
Diversified Financial – 1.7%
Altisource Portfolio Solutions SA (a)	5,870	84,763
Broadpoint Gleacher Securities, Inc. (a)	31,655	264,002
Duff & Phelps Corp. Class A	25,267	484,116
Knight Capital Group, Inc. Class A (a)	9,600	208,800
		1,041,681
Electrical Components & Equipment – 2.8%
A123 Systems, Inc. (a)	17,630	375,872
Advanced Energy Industries, Inc. (a)	28,110	400,286
EnerSys (a)	7,050	155,946
GrafTech International Ltd. (a)	49,325	725,077
		1,657,181
Electronics – 3.7%
Analogic Corp.	2,010	74,410
Celestica, Inc. (a)	8,920	84,561
Cogent, Inc. (a)	5,710	57,671
Coherent, Inc. (a)	36,725	856,427
FEI Co. (a)	3,540	87,261
Gentex Corp.	5,940	84,051
Jabil Circuit, Inc.	9,670	129,675
Oyo Geospace Corp. (a)	22,059	569,784
PerkinElmer, Inc.	6,270	120,635
Vishay Intertechnology, Inc. (a)	18,960	149,784
		2,214,259
Entertainment – 3.5%
Bally Technologies, Inc. (a)	24,846	953,341
Lions Gate Entertainment Corp. (a)	24,010	147,902
Shuffle Master, Inc. (a)	102,950	969,789
		2,071,032
Environmental Controls – 1.0%
Waste Connections, Inc. (a)	21,425	618,325

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods – 0.2%
Hain Celestial Group, Inc. (a)	4,090	$78,405
Seneca Foods Corp. Class A (a)	1,170	32,058
		110,463
Hand & Machine Tools – 0.8%
Regal-Beloit Corp.	10,235	467,842
Health Care — Products – 7.1%
American Medical Systems Holdings, Inc. (a)	62,950	1,065,114
AngioDynamics, Inc. (a)	6,220	85,712
Cutera, Inc. (a)	45,650	394,873
Cyberonics, Inc. (a)	4,200	66,948
ev3, Inc. (a)	6,340	78,045
Haemonetics Corp. (a)	1,840	103,261
Natus Medical, Inc. (a)	8,650	133,470
NuVasive, Inc. (a)	3,640	152,006
PSS World Medical, Inc. (a)	3,730	81,426
ResMed, Inc. (a)	2,650	119,780
SonoSite, Inc. (a)	5,440	143,942
Thoratec Corp. (a)	48,591	1,470,850
Vital Images, Inc. (a)	19,975	250,087
Volcano Corp. (a)	7,864	132,272
		4,277,786
Health Care — Services – 5.8%
Amedisys, Inc. (a)	13,460	587,260
Centene Corp. (a)	29,545	559,582
Genoptix, Inc. (a)	16,205	563,610
ICON PLC Sponsored ADR (Ireland) (a)	23,846	583,988
Lincare Holdings, Inc. (a)	15,586	487,062
Mednax, Inc. (a)	2,180	119,726
Psychiatric Solutions, Inc. (a)	16,163	432,522
Thermo Fisher Scientific, Inc. (a)	2,640	115,289
		3,449,039
Home Furnishing – 2.9%
DTS, Inc. (a)	31,644	866,413
Universal Electronics, Inc. (a)	41,605	849,574
		1,715,987
Household Products – 0.3%
Central Garden and Pet Co. (a)	5,740	67,445
Jarden Corp.	3,780	106,105
		173,550
Insurance – 0.9%
Arch Capital Group Ltd. (a)	2,170	146,562
RLI Corp.	1,130	59,641
Tower Group, Inc.	6,060	147,804
Validus Holdings Ltd.	6,400	165,120
		519,127
Internet – 3.2%
AboveNet, Inc. (a)	1,100	53,636
AsiaInfo Holdings, Inc. (a)	3,920	78,282
CyberSources Corp. (a)	11,320	188,704
F5 Networks, Inc. (a)	2,110	83,619
Internet Capital Group, Inc. (a)	5,610	46,900
j2 Global Communications, Inc. (a)	4,060	93,421
Netflix, Inc. (a)	10,175	469,780
TeleCommunication Systems, Inc. Class A (a)	10,500	87,780
TIBCO Software, Inc. (a)	86,520	821,075
		1,923,197
Leisure Time – 0.2%
Callaway Golf Co.	11,900	90,559
Lodging – 0.3%
Choice Hotels International, Inc.	6,733	209,127
Machinery — Diversified – 0.3%
Applied Industrial Technologies, Inc.	3,900	82,524
Columbus McKinnon Corp. (a)	5,170	78,325
Intermec, Inc. (a)	2,240	31,584
		192,433
Manufacturing – 0.6%
Barnes Group, Inc.	7,890	134,840
Crane Co.	3,200	82,592
EnPro Industries, Inc. (a)	5,170	118,186
		335,618
Metal Fabricate & Hardware – 1.5%
Haynes International, Inc. (a)	1,800	57,276
Mueller Industries, Inc.	6,610	157,781
Northwest Pipe Co. (a)	20,891	700,475
		915,532
Mining – 0.2%
Aurizon Mines Ltd. (a)	13,570	59,165
Horsehead Holding Corp. (a)	6,400	75,008
		134,173
Office Furnishings – 0.1%
Interface, Inc. Class A	10,900	90,470
Oil & Gas – 1.8%
Arena Resources, Inc. (a)	4,660	165,430
Comstock Resources, Inc. (a)	4,190	167,935
Penn Virginia Corp.	7,240	165,868
Pioneer Drilling Co. (a)	3,750	27,525
Plains Exploration & Production Co. (a)	2,500	69,150
Whiting Petroleum Corp. (a)	8,280	476,763
		1,072,671
Oil & Gas Services – 2.2%
Dril-Quip, Inc. (a)	3,170	157,359
Key Energy Services, Inc. (a)	11,270	98,049
Lufkin Industries, Inc.	18,454	981,383
Oil States International, Inc. (a)	3,060	107,498
		1,344,289
Pharmaceuticals – 4.6%
Alnylam Pharmaceuticals, Inc. (a)	3,342	75,796
BioMarin Pharmaceuticals, Inc. (a)	35,615	643,919
Cardiome Pharma Corp. (a)	13,960	60,447
Cubist Pharmaceuticals, Inc. (a)	10,895	220,079
Emergent Biosolutions, Inc. (a)	4,170	73,642
HealthExtras, Inc. (a)	4,040	117,766
Herbalife Ltd.	12,990	425,293
MAP Pharmaceuticals, Inc. (a)	4,600	48,116
Nektar Therapeutics (a)	8,240	80,258
Onyx Pharmaceuticals, Inc. (a)	13,260	397,402
PharMerica Corp. (a)	3,610	67,038

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salix Pharmaceuticals Ltd. (a)	3,580	$76,111
SXC Health Solutions Corp. (a)	3,260	152,535
United Therapeutics Corp. (a)	1,620	79,364
VIVUS, Inc. (a)	20,025	209,261
		2,727,027
Real Estate – 0.3%
Starwood Property Trust, Inc. (a)	7,770	157,343
Real Estate Investment Trusts (REITS) – 0.9%
Hatteras Financial Corp.	5,170	154,997
Redwood Trust, Inc.	23,178	359,259
		514,256
Retail – 7.0%
BJ's Restaurants, Inc. (a)	47,325	709,402
Casey's General Stores, Inc.	2,580	80,960
Cash America International, Inc.	38,255	1,153,771
The Cato Corp. Class A	8,680	176,117
Chipotle Mexican Grill, Inc. Class B (a)	982	81,722
Citi Trends, Inc. (a)	5,210	148,328
Columbia Sportswear Co.	2,030	83,555
Genesco, Inc. (a)	42,743	1,028,824
Hibbett Sports, Inc. (a)	4,700	85,681
Lumber Liquidators, Inc. (a)	2,210	47,935
Movado Group, Inc.	5,530	80,351
OfficeMax, Inc. (a)	7,510	94,476
Papa John's International, Inc. (a)	4,900	120,393
The Pep Boys-Manny, Moe & Jack	8,700	84,999
The Steak'n Shake Co. (a)	17,979	211,613
		4,188,127
Semiconductors – 9.2%
ATMI, Inc. (a)	6,720	121,968
Formfactor, Inc. (a)	20,169	482,443
International Rectifier Corp. (a)	6,380	124,346
Mellanox Technologies Ltd. (a)	5,240	85,884
Novellus Systems, Inc. (a)	3,890	81,612
ON Semiconductor Corp. (a)	102,173	842,927
Pericom Semiconductor Corp. (a)	330	3,237
PMC-Sierra, Inc. (a)	21,280	203,437
Rovi Corp. (a)	35,625	1,197,000
Teradyne, Inc. (a)	109,475	1,012,644
Ultratech, Inc. (a)	4,280	56,624
Varian Semiconductor Equipment Associates, Inc. (a)	31,755	1,042,834
Verigy Ltd. (a)	12,680	147,342
Volterra Semiconductor Corp. (a)	6,320	116,098
		5,518,396
Software – 9.4%
Acxiom Corp. (a)	16,630	157,320
Allscripts-Misys Healthcare Solutions, Inc.	10,120	205,132
ANSYS, Inc. (a)	20,235	758,206
Eclipsys Corp. (a)	52,434	1,011,976
Informatica Corp. (a)	24,540	554,113
JDA Software Group, Inc. (a)	4,000	87,760
Lawson Software, Inc. (a)	12,550	78,312
MedAssets, Inc. (a)	21,437	483,833
Metavante Technologies, Inc. (a)	2,351	81,063
Novell, Inc. (a)	66,563	300,199
Omniture, Inc. (a)	20,795	445,845
Phase Forward, Inc. (a)	5,500	77,220
Quality Systems, Inc.	13,656	840,800
Quest Software, Inc. (a)	13,480	227,138
SkillSoft PLC Sponsored ADR (Ireland) (a)	19,250	184,800
Take-Two Interactive Software, Inc. (a)	12,420	139,228
		5,632,945
Telecommunications – 2.6%
ADTRAN, Inc.	3,380	82,979
Atheros Communications, Inc. (a)	2,410	63,937
EMS Technologies, Inc. (a)	39,975	832,280
Mastec, Inc. (a)	16,981	206,319
Netgear, Inc. (a)	4,320	79,272
Novatel Wireless, Inc. (a)	6,210	70,546
Polycom, Inc. (a)	9,280	248,240
		1,583,573
Transportation – 2.1%
Genco Shipping & Trading Ltd.	17,115	355,650
Hub Group, Inc. Class A (a)	3,330	76,090
Landstar System, Inc.	20,480	779,469
Old Dominion Freight Line, Inc. (a)	610	18,562
		1,229,771
TOTAL COMMON STOCK (Cost $50,789,941)		59,061,788
TOTAL EQUITIES (Cost $50,789,941)		59,061,788
MUTUAL FUNDS – 0.4%
Diversified Financial – 0.4%
iShares Russell 2000 Growth Index Fund	4,220	276,452
TOTAL MUTUAL FUNDS (Cost $279,976)		276,452
TOTAL LONG-TERM INVESTMENTS (Cost $51,069,917)		59,338,240
	Principal Amount
SHORT-TERM INVESTMENTS – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (b)	$767,587	767,587
TOTAL SHORT-TERM INVESTMENTS (Cost $767,587)		767,587
TOTAL INVESTMENTS – 100.4% (Cost $51,837,504) (c)		60,105,827
Other Assets/ (Liabilities) – (0.4)%		(267,458)
NET ASSETS – 100.0%		$59,838,369

Notes to Portfolio of Investments
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(a)	Non-income producing security.
(b)	Maturity Value of $767,587. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.338%, maturity dates ranging from 5/01/35 - 8/15/39, and an aggregate market value, including accrued interest of $786,215.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.2%
COMMON STOCK – 100.2%
Advertising – 0.2%
APAC Customer Services, Inc. (a)	13,500	$79,785
Apparel – 0.6%
Steven Madden Ltd. (a)	6,307	232,161
Auto Manufacturers – 1.2%
Oshkosh Corp.	14,700	454,671
Automotive & Parts – 2.6%
Cooper Tire & Rubber Co.	29,800	523,884
TRW Automotive Holdings Corp. (a)	25,200	422,100
		945,984
Beverages – 3.1%
Diedrich Coffee, Inc. (a)	5,700	137,085
Green Mountain Coffee Roasters, Inc. (a)	13,500	996,840
		1,133,925
Biotechnology – 2.6%
Affymetrix, Inc. (a)	35,226	309,284
Bio-Rad Laboratories, Inc. Class A (a)	3,288	302,102
Illumina, Inc. (a)	7,548	320,790
		932,176
Chemicals – 1.1%
Ashland, Inc.	9,500	410,590
Coal – 1.8%
Walter Energy, Inc.	11,000	660,660
Commercial Services – 9.3%
Alliance Data Systems Corp. (a)	8,965	547,582
American Public Education, Inc. (a)	6,194	215,179
Avis Budget Group, Inc. (a)	35,400	472,944
Corinthian Colleges, Inc. (a)	18,436	342,172
Dollar Thrifty Automotive Group, Inc. (a)	13,400	329,506
Kendle International, Inc. (a)	18,819	314,654
Kenexa Corp. (a)	13,483	181,751
PAREXEL International Corp. (a)	32,447	440,955
Valassis Communications, Inc. (a)	17,100	305,748
VistaPrint NV (a)	4,500	228,375
		3,378,866
Computers – 4.5%
IHS, Inc. Class A (a)	9,978	510,175
MICROS Systems, Inc. (a)	9,761	294,685
STEC, Inc. (a)	28,000	822,920
		1,627,780
Diversified Financial – 3.0%
E*TRADE Financial Corp. (a)	122,699	214,723
Janus Capital Group, Inc.	25,137	356,443
Piper Jaffray Cos. (a)	6,183	295,053
Portfolio Recovery Associates, Inc. (a)	4,700	213,051
		1,079,270
Electrical Components & Equipment – 0.9%
American Superconductor Corp. (a)	9,482	318,026
Electronics – 0.5%
China Security & Surveillance Technology, Inc. (a)	25,840	184,498
Energy — Alternate Sources – 1.0%
FuelCell Energy, Inc. (a)	59,424	253,740
Headwaters, Inc. (a)	31,165	120,609
		374,349
Engineering & Construction – 3.1%
Layne Christensen Co. (a)	9,854	315,821
Orion Marine Group, Inc. (a)	14,400	295,776
URS Corp. (a)	11,870	518,125
		1,129,722
Entertainment – 0.8%
Cinemark Holdings, Inc.	27,757	287,563
Environmental Controls – 0.3%
Darling International, Inc. (a)	17,165	126,163
Foods – 1.0%
Corn Products International, Inc.	13,060	372,471
Forest Products & Paper – 1.5%
Clearwater Paper Corp. (a)	6,400	264,512
Schweitzer-Mauduit International, Inc.	5,400	293,544
		558,056
Health Care — Products – 4.2%
Cyberonics, Inc. (a)	10,913	173,953
ev3, Inc. (a)	17,413	214,354
NuVasive, Inc. (a)	7,765	324,267
Thoratec Corp. (a)	17,258	522,400
Volcano Corp. (a)	18,209	306,275
		1,541,249
Health Care — Services – 2.3%
Bio-Reference Laboratories, Inc. (a)	6,432	221,261
Health Management Associates, Inc. Class A (a)	42,800	320,572
HEALTHSOUTH Corp. (a)	19,890	311,079
		852,912
Household Products – 1.7%
American Greetings Corp. Class A	14,000	312,200
Helen of Troy Ltd. (a)	15,210	295,530
		607,730
Insurance – 0.7%
Delphi Financial Group, Inc. Class A	10,609	240,082
Internet – 7.8%
Art Technology Group, Inc. (a)	51,143	197,412
AsiaInfo Holdings, Inc. (a)	19,233	384,083
Clicksoftware Technologies Ltd. (a)	37,900	238,391
CyberSources Corp. (a)	13,597	226,662
GSI Commerce, Inc. (a)	14,559	281,134
NetEase.com, Inc. Sponsored ADR (Cayman Islands) (a)	3,500	159,880
NIC, Inc.	56,498	502,267

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	9,400	$452,140
Sourcefire, Inc. (a)	17,800	382,166
		2,824,135
Lodging – 0.6%
Home Inns & Hotels Management, Inc. Sponsored ADR (Cayman Islands) (a)	7,500	223,875
Machinery — Construction & Mining – 0.6%
Bucyrus International, Inc. Class A	6,268	223,266
Machinery — Diversified – 1.3%
Wabtec Corp.	12,139	455,577
Manufacturing – 0.9%
American Railcar Industries, Inc.	7,714	81,845
Ameron International Corp.	3,371	235,903
		317,748
Media – 2.0%
Central European Media Enterprises Ltd. (a)	9,678	331,471
DG FastChannel, Inc. (a)	10,071	210,887
Dolan Media Co. (a)	14,921	178,903
		721,261
Metal Fabricate & Hardware – 2.0%
Circor International, Inc.	7,776	219,750
Kaydon Corp.	15,407	499,495
		719,245
Mining – 0.6%
Silver Wheaton Corp. (a)	17,700	222,843
Office Furnishings – 0.8%
Herman Miller, Inc.	17,051	288,332
Oil & Gas – 2.0%
ATP Oil & Gas Corp. (a)	27,200	486,608
GMX Resources, Inc. (a)	14,176	222,705
		709,313
Pharmaceuticals – 9.0%
BioMarin Pharmaceuticals, Inc. (a)	17,447	315,442
Emergent Biosolutions, Inc. (a)	11,333	200,141
Medicis Pharmaceutical Corp. Class A	11,052	235,960
Mylan, Inc. (a)	21,114	338,035
NBTY, Inc. (a)	8,100	320,598
Neogen Corp. (a)	13,277	428,714
Perrigo Co.	13,380	454,786
Sirona Dental Systems, Inc. (a)	10,700	318,325
SXC Health Solutions Corp. (a)	14,000	655,060
		3,267,061
Real Estate – 0.8%
E-House China Holdings Ltd. Sponsored ADS (Cayman Islands) (a)	14,100	301,176
Retail – 5.4%
99 Cents Only Stores (a)	15,500	208,475
Aeropostale, Inc. (a)	8,800	382,536
Fuqi International, Inc. (a)	15,800	462,624
Jones Apparel Group, Inc.	6,000	107,580
Kirkland's, Inc. (a)	12,800	182,400
The Pep Boys-Manny, Moe & Jack	29,174	285,030
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19,212	317,190
		1,945,835
Semiconductors – 5.1%
Advanced Analogic Technologies, Inc. (a)	31,868	126,516
Entegris, Inc. (a)	57,212	283,199
OmniVision Technologies, Inc. (a)	13,600	221,408
Rovi Corp. (a)	7,100	238,560
Standard Microsystems Corp. (a)	13,199	306,349
TriQuint Semiconductor, Inc. (a)	41,600	321,152
Veeco Instruments, Inc. (a)	15,000	349,800
		1,846,984
Software – 9.5%
Blackboard, Inc. (a)	16,989	641,844
Concur Technologies, Inc. (a)	6,731	267,625
Eclipsys Corp. (a)	11,529	222,510
EPIQ Systems, Inc. (a)	14,755	213,947
Informatica Corp. (a)	12,339	278,615
Pegasystems, Inc.	14,100	486,873
SkillSoft PLC Sponsored ADR (Ireland) (a)	68,069	653,462
The Ultimate Software Group, Inc. (a)	13,297	381,890
VeriFone Holdings, Inc. (a)	19,400	308,266
		3,455,032
Telecommunications – 3.8%
Acme Packet, Inc. (a)	22,138	221,601
Neutral Tandem, Inc. (a)	8,965	204,043
NICE Systems Ltd. ADR (Israel) (a)	17,795	541,680
RF Micro Devices, Inc. (a)	33,500	181,905
Starent Networks Corp. (a)	9,500	241,490
		1,390,719
TOTAL COMMON STOCK (Cost $34,366,139)		36,441,091
TOTAL EQUITIES (Cost $34,366,139)		36,441,091
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a) (b)	842	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $34,366,139)		36,441,091

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (c)	$933,851	$933,851
TOTAL SHORT-TERM INVESTMENTS (Cost $933,851)		933,851
TOTAL INVESTMENTS – 102.8% (Cost $35,299,990) (d)		37,374,942
Other Assets/ (Liabilities) – (2.8)%		(1,009,771)
NET ASSETS – 100.0%		$36,365,171

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $933,851. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.070%, maturity dates ranging from 3/01/35 - 8/15/39, and an aggregate market value, including accrued interest, of $956,588.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 66.1%
COMMON STOCK – 65.4%
Aerospace & Defense – 0.5%
Rolls-Royce Group PLC (a)	134,200	$1,011,670
Airlines – 0.2%
Qantas Airways Ltd.	193,346	486,756
Apparel – 0.1%
Yue Yuen Industrial Holdings Ltd.	92,500	259,261
Auto Manufacturers – 1.6%
Nissan Motor Co. Ltd. (a)	251,800	1,695,975
Renault SA (a)	30,500	1,426,042
		3,122,017
Banks – 14.1%
ABSA Group Ltd.	30,600	487,370
Australia & New Zealand Banking Group Ltd.	88,700	1,901,340
Banco do Brasil SA	110,900	1,951,710
Banco Santander SA	132,100	2,133,452
Barclays PLC (a)	221,600	1,311,335
BNP Paribas	24,300	1,942,909
China Construction Bank Corp. Class H	922,000	733,675
Credit Agricole SA	72,127	1,507,923
Deutsche Bank AG	24,100	1,849,616
Intesa Sanpaolo (a)	151,200	669,084
KB Financial Group, Inc. (a)	30,206	1,550,887
Lloyds Banking Group PLC (a)	869,015	1,444,910
National Australia Bank Ltd.	68,500	1,851,420
National Bank of Canada	12,700	705,272
Societe Generale	23,100	1,860,776
Standard Bank Group Ltd.	109,978	1,418,256
Sumitomo Mitsui Financial Group, Inc.	39,800	1,381,781
Turkiye Garanti Bankasi AS	399,500	1,517,020
UniCredit Italiano SpA (a)	429,000	1,680,741
		27,899,477
Chemicals – 1.4%
BASF SE	34,400	1,820,667
Israel Chemicals Ltd.	61,700	707,845
Tosoh Corp.	93,000	234,584
		2,763,096
Commercial Services – 1.1%
Adecco SA	21,300	1,132,664
Macquarie Infrastructure Group	176,961	229,476
Randstad Holding NV (a)	17,900	774,687
		2,136,827
Computers – 0.2%
Compal Electronics, Inc.	345,285	400,400
Distribution & Wholesale – 0.9%
Wolseley PLC (a)	74,500	1,800,632
Diversified Financial – 1.4%
Hana Financial Group, Inc.	45,900	1,574,829
Macquarie Group Ltd.	22,100	1,138,203
		2,713,032
Electric – 3.3%
E.ON AG	43,600	1,850,760
Electricite de France	22,700	1,348,685
Enel SpA	244,100	1,549,647
RWE AG	18,140	1,686,345
		6,435,437
Electrical Components & Equipment – 1.3%
Sharp Corp.	93,000	1,028,771
Toshiba Corp. (a)	289,000	1,507,547
		2,536,318
Electronics – 1.1%
AU Optronics Corp.	1,640,790	1,594,943
Chi Mei Optoelectronics Corp. (a)	1,193,000	627,660
		2,222,603
Entertainment – 0.3%
Tabcorp Holdings Ltd.	109,800	691,400
Foods – 2.6%
Associated British Foods PLC	100,700	1,365,658
Casino Guichard-Perrachon SA	5,600	445,738
Delhaize Group SA	14,900	1,033,941
Koninlijke Ahold NV	121,980	1,467,247
Metro AG	14,000	791,721
		5,104,305
Forest Products & Paper – 0.7%
Svenska Cellulosa AB Class B	99,400	1,348,510
Gas – 0.3%
Centrica PLC	163,400	658,288
Holding Company — Diversified – 1.2%
Bidvest Group Ltd.	82,602	1,301,325
Drax Group PLC	69,000	520,601
TUI Travel PLC	114,000	464,742
		2,286,668
Home Furnishing – 0.7%
Electrolux AB Class B (a)	61,500	1,409,435
Insurance – 2.8%
Allianz SE	15,334	1,915,309
Aviva PLC	227,332	1,631,776
Fairfax Financial Holdings Ltd.	500	185,482
Muenchener Rueckversicherungs AG	11,800	1,882,023
		5,614,590
Leisure Time – 0.4%
Thomas Cook Group PLC	186,200	692,978
Media – 1.6%
Lagardere S.C.A	27,800	1,296,734
Vivendi SA	33,480	1,037,847
WPP PLC	94,100	809,873
		3,144,454
Mining – 0.5%
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	80,364	996,514
Oil & Gas – 9.5%
BP PLC	232,100	2,058,340
China Petroleum and Chemical Corp. Class H	746,000	636,084
ENI SpA	58,600	1,466,664
LUKOIL OAO Sponsored ADR (Russia)	52,150	2,826,530

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nexen, Inc.	63,735	$1,446,915
Petroleo Brasileiro SA Sponsored ADR (Brazil)	41,300	1,623,503
PTT Public Co. Ltd.	120,800	947,309
Royal Dutch Shell PLC Class A	131,700	3,766,452
StatoilHydro ASA	67,250	1,510,535
Suncor Energy, Inc.	48,636	1,696,578
Talisman Energy, Inc.	48,900	849,701
		18,828,611
Pharmaceuticals – 5.0%
AstraZeneca PLC	41,200	1,849,637
Bayer AG	25,700	1,779,366
GlaxoSmithKline PLC	111,100	2,189,036
Novartis AG	36,950	1,852,495
Sanofi-Aventis	31,300	2,297,133
		9,967,667
Real Estate – 0.6%
Agile Property Holdings Ltd.	358,000	417,786
Mitsui Fudosan Co., Ltd.	43,000	722,839
		1,140,625
Semiconductors – 1.8%
Samsung Electronics Co., Ltd.	5,090	3,509,425
Telecommunications – 9.1%
Bezeq Israeli Telecommunication Corp. Ltd.	532,800	1,145,197
BT Group PLC	321,970	670,601
China Telecom Corp. Ltd. Class H	382,000	181,165
Deutsche Telekom AG	118,900	1,625,088
France Telecom SA	66,100	1,767,479
KDDI Corp.	107	603,625
Nippon Telegraph & Telephone Corp.	38,900	1,800,905
Nokia Oyj	134,200	1,972,961
Partner Communications Co. Ltd.	13,380	252,004
Telecom Italia SpA	759,200	1,333,325
Telecom Italia SpA- RSP	656,100	806,723
Telefonaktiebolaget LM Ericsson Class B	99,000	992,279
Telefonica SA	64,800	1,788,020
Vodafone Group PLC	1,394,100	3,132,958
		18,072,330
Toys, Games & Hobbies – 0.3%
Namco Bandai Holdings, Inc.	50,500	517,587
Transportation – 0.8%
Deutsche Post AG	79,600	1,490,905
TOTAL COMMON STOCK (Cost $129,005,422)		129,261,818
PREFERRED STOCK – 0.7%
Banks – 0.4%
Banco Bradesco SA	38,700	768,744
Iron & Steel – 0.3%
Usinas Siderurgicas de Minas Gerais SA Class A	21,600	568,559
TOTAL PREFERRED STOCK (Cost $1,178,482)		1,337,303
TOTAL EQUITIES (Cost $130,183,904)		130,599,121
RIGHTS – 0.0%
Computers – 0.0%
Fortis, Expires 7/04/14 (a) (b)	80,066	-
Diversified Financial – 0.0%
BNP Paribas, Expires 10/13/09, Strike 40 EUR per 0.10 share (a)	41,600	90,065
TOTAL RIGHTS (Cost $0)		90,065
TOTAL LONG-TERM INVESTMENTS (Cost $130,183,904)		130,689,186
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (c)	$2,276,085	2,276,085
TOTAL SHORT-TERM INVESTMENTS (Cost $2,276,085)		2,276,085
TOTAL INVESTMENTS – 67.3% (Cost $132,459,989) (d)		132,965,271
Other Assets/ (Liabilities) – 32.7%		64,665,633
NET ASSETS – 100.0%		$197,630,904

Notes to Portfolio of Investments
ADR	American Depositary Receipt
EUR	Euro
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,276,086. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,321,725.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK – 97.5%
Advertising – 0.8%
Publicis Groupe	106,400	$4,273,096
Aerospace & Defense – 0.3%
Rolls-Royce Group PLC (a)	240,000	1,809,246
Airlines – 0.1%
Qantas Airways Ltd.	163,500	411,618
Apparel – 0.4%
Burberry Group PLC	284,760	2,296,254
Yue Yuen Industrial Holdings Ltd.	88,500	248,050
		2,544,304
Auto Manufacturers – 2.4%
Bayerische Motoren Werke AG	67,400	3,252,422
Daimler AG	76,000	3,825,693
Honda Motor Co. Ltd.	15,800	480,479
Nissan Motor Co. Ltd. (a)	136,900	922,077
Renault SA (a)	22,600	1,056,674
Toyota Motor Corp.	97,200	3,836,510
		13,373,855
Banks – 8.9%
ABSA Group Ltd.	30,000	477,813
Australia & New Zealand Banking Group Ltd.	97,300	2,085,686
Banca Popolare di Milano Scarl	71,500	544,219
Banco do Brasil SA	102,300	1,800,360
Banco Santander SA	79,800	1,288,792
Bank of Ireland (a)	439,400	2,178,514
Barclays PLC (a)	164,500	973,441
BNP Paribas	51,941	4,152,947
China Construction Bank Corp. Class H	605,000	481,424
Credit Agricole SA	64,344	1,345,208
Danske Bank AS (a)	24,600	645,592
Deutsche Bank AG	21,800	1,673,097
Erste Group Bank AG	41,260	1,845,567
HSBC Holdings PLC	359,908	4,125,427
Intesa Sanpaolo (a)	639,651	2,830,558
Julius Baer Holding AG	82,469	4,123,617
Kasikornbank PCL	28,100	73,976
KB Financial Group, Inc. (a)	37,934	1,947,672
Komercni Banka AS	11,096	2,211,617
Lloyds Banking Group PLC (a)	478,892	796,253
National Australia Bank Ltd.	65,200	1,762,227
National Bank of Canada	7,900	438,713
Societe Generale	23,300	1,876,887
Standard Bank Group Ltd.	105,100	1,355,350
Standard Chartered PLC	196,281	4,845,782
State Bank of India Ltd. Sponsored GDR (India)	3,600	328,176
Sumitomo Mitsui Financial Group, Inc.	24,400	847,122
Turkiye Garanti Bankasi AS	420,800	1,597,902
Turkiye Vakiflar Bankasi TAO (a)	175,300	403,996
UniCredit Italiano SpA (a)	388,500	1,522,070
		50,580,005
Beverages – 4.8%
Diageo PLC	581,907	8,950,399
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	64,700	2,461,835
Foster's Group Ltd.	339,600	1,657,911
Grupo Modelo SAB de CV Class C (a)	236,500	887,478
Heineken Holding NV Class A	10,300	419,883
Heineken NV	181,130	8,353,741
Pernod-Ricard SA	56,666	4,505,461
		27,236,708
Building Materials – 0.3%
Geberit AG Registered	11,000	1,688,870
Chemicals – 5.5%
Air Liquide	44,745	5,086,579
Akzo Nobel NV	39,200	2,430,749
BASF SE	30,700	1,624,840
Givaudan SA Registered	11,992	9,005,021
Israel Chemicals Ltd.	27,900	320,079
Linde AG	90,900	9,864,594
Mitsubishi Chemical Holding Corp.	29,500	121,933
Shin-Etsu Chemical Co. Ltd.	41,300	2,531,679
		30,985,474
Coal – 0.1%
Yanzhou Coal Mining Co. Ltd. Class H	302,000	431,445
Commercial Services – 2.4%
Adecco SA	92,300	4,908,208
Experian Group Ltd.	289,800	2,441,580
G4S PLC	720,600	2,546,675
Hays PLC	494,500	823,994
Macquarie Infrastructure Group	103,100	133,696
Meitec Corp.	67,900	1,150,273
Randstad Holding NV (a)	33,300	1,441,178
		13,445,604
Computers – 0.3%
Compal Electronics, Inc.	274,365	318,160
Fujitsu	110,000	714,510
Lenovo Group Ltd.	266,000	117,725
Wistron Corp.	246,014	457,748
		1,608,143
Cosmetics & Personal Care – 1.2%
Beiersdorf AG	51,900	3,048,910
Kao Corp.	110,000	2,719,600
L'Oreal	13,100	1,309,000
		7,077,510
Distribution & Wholesale – 0.9%
Li & Fung Ltd.	712,800	2,857,079
Mitsubishi Corp.	28,600	576,056
Mitsui & Co. Ltd.	25,400	331,532
Wolseley PLC (a)	50,200	1,213,312
		4,977,979
Diversified Financial – 4.9%
Aeon Credit Service Co. Ltd.	137,000	1,372,617
Credit Suisse Group	79,600	4,424,792
Daiwa Securities Group, Inc.	941,020	4,855,010
Deutsche Boerse AG	55,510	4,535,195
Grupo Financiero Banorte SAB de CV	276,000	924,538
Hana Financial Group, Inc.	24,200	830,302

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Macquarie Group Ltd.	23,500	$1,210,307
Schroders PLC	190,900	3,343,250
UBS AG (a)	334,650	6,125,604
		27,621,615
Electric – 1.4%
E.ON AG	100,739	4,276,233
Electricite de France	20,300	1,206,093
Enel SpA	147,200	934,486
Huaneng Power International, Inc.	578,000	378,536
RWE AG	15,020	1,396,301
The Tokyo Electric Power Co., Inc.	1,500	39,454
		8,231,103
Electrical Components & Equipment – 2.4%
Legrand SA	115,540	3,217,563
Schneider Electric SA	86,373	8,759,253
Sharp Corp.	47,000	519,916
Toshiba Corp. (a)	269,000	1,403,219
		13,899,951
Electronics – 3.1%
AU Optronics Corp.	1,297,800	1,261,537
Chi Mei Optoelectronics Corp. (a)	771,000	405,638
Fanuc Ltd.	37,500	3,360,150
Hirose Electric Co. Ltd.	14,800	1,668,552
Hoya Corp.	218,900	5,149,280
Koninklijke Philips Electronics NV	64,400	1,569,261
Omron Corp.	215,800	4,066,247
Orbotech Ltd. (a)	33,200	313,906
		17,794,571
Entertainment – 0.7%
Ladbrokes PLC	456,984	1,372,232
Tabcorp Holdings Ltd.	65,000	409,298
William Hill PLC	872,282	2,463,079
		4,244,609
Food Services – 1.1%
Compass Group PLC	539,000	3,301,310
Sodexo	47,500	2,854,264
		6,155,574
Foods – 4.6%
Associated British Foods PLC	37,800	512,630
Casino Guichard-Perrachon SA	8,900	708,405
Delhaize Group SA	11,100	770,251
Groupe Danone SA	70,370	4,255,663
Koninlijke Ahold NV	88,900	1,069,341
Metro AG	18,700	1,057,514
Nestle SA	347,456	14,803,106
Tesco PLC	310,977	1,992,402
Unilever PLC	29,700	849,465
		26,018,777
Gas – 1.3%
Centrica PLC	285,400	1,149,788
Gaz De France	138,807	6,203,913
		7,353,701
Health Care — Products – 1.6%
Luxottica Group SpA (a)	87,000	2,255,121
Sonova Holding AG	19,093	1,925,060
Synthes, Inc.	42,163	5,078,975
		9,259,156
Holding Company — Diversified – 2.6%
Bidvest Group Ltd.	35,552	560,092
Drax Group PLC	58,700	442,888
Haci Omer Sabanci Holding AS	182,927	711,766
LVMH Moet Hennessy Louis Vuitton SA	124,696	12,553,646
TUI Travel PLC	48,800	198,942
		14,467,334
Home Furnishing – 0.2%
Electrolux AB Class B (a)	42,500	974,000
Sony Corp.	15,300	448,813
		1,422,813
Household Products – 1.7%
Reckitt Benckiser Group PLC	194,448	9,515,139
Insurance – 3.4%
Allianz SE	62,300	7,781,644
Aviva PLC	140,700	1,009,937
AXA SA	255,557	6,912,681
Fairfax Financial Holdings Ltd.	800	296,772
Industrial Alliance Insurance and Financial Services, Inc.	3,600	98,415
Muenchener Rueckversicherungs AG	9,902	1,579,304
Swiss Reinsurance Co. Ltd.	30,809	1,390,523
		19,069,276
Leisure Time – 0.1%
Thomas Cook Group PLC	127,800	475,632
Machinery — Construction & Mining – 0.5%
Atlas Copco AB	114,100	1,303,379
BHP Billiton PLC	58,080	1,598,199
		2,901,578
Manufacturing – 1.2%
Bombardier, Inc. Class B	226,600	1,050,414
Konica Minolta Holdings, Inc.	75,500	713,557
Smiths Group PLC	199,470	2,838,101
Tyco International Ltd.	57,000	1,965,360
		6,567,432
Media – 6.1%
British Sky Broadcasting Group PLC	345,900	3,166,490
Gestevision Telecinco SA	283,000	3,572,808
Grupo Televisa SA Sponsored ADR (Mexico)	193,800	3,602,742
Johnston Press PLC (a)	1,497,200	898,432
Reed Elsevier PLC	308,100	2,310,410
Societe Television Francaise 1	292,200	5,141,621
Thomson Reuters Corp.	71,700	2,400,811
Vivendi SA	112,222	3,478,773
Wolters Kluwer NV	213,250	4,562,089
WPP PLC	655,984	5,645,733
		34,779,909
Metal Fabricate & Hardware – 0.6%
Assa Abloy AB, Series B	214,000	3,470,228
Mining – 0.2%
BHP Billiton Ltd.	12,600	416,350
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	50,731	629,064
		1,045,414
Office Equipment/Supplies – 1.6%
Canon, Inc.	229,750	9,217,562
Oil & Gas – 6.4%
BP PLC	280,500	2,487,567
China Petroleum and Chemical Corp. Class H	450,000	383,697

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CNOOC Ltd.	1,195,000	$1,618,973
EnCana Corp.	37,600	2,166,136
ENI SpA	60,600	1,516,721
Gazprom OAO Sponsored ADR (Russia)	26,500	616,125
INPEX Holdings, Inc.	717	6,097,785
LUKOIL OAO Sponsored ADR (Russia)	38,350	2,078,570
Nexen, Inc.	59,142	1,342,644
Petroleo Brasileiro SA Sponsored ADR (Brazil)	27,600	1,084,956
PTT Public Co. Ltd.	72,200	566,190
Royal Dutch Shell PLC Class A	110,400	3,157,299
Royal Dutch Shell PLC Class A	165,550	4,722,395
StatoilHydro ASA	43,100	968,090
Suncor Energy, Inc.	36,864	1,285,933
Talisman Energy, Inc.	54,700	950,484
Total SA	84,540	5,031,080
		36,074,645
Packaging & Containers – 0.1%
Amcor Ltd.	65,100	314,340
Pharmaceuticals – 7.7%
Actelion Ltd. (a)	38,316	2,378,961
AstraZeneca PLC	32,800	1,472,526
Bayer AG	123,250	8,533,341
Celesio AG	2,800	77,032
GlaxoSmithKline PLC	318,510	6,275,697
Merck KGaA	47,820	4,754,343
Novartis AG	125,270	6,280,433
Roche Holding AG	74,212	11,997,596
Sanofi-Aventis	28,400	2,084,300
		43,854,229
Real Estate – 0.3%
Agile Property Holdings Ltd.	242,000	282,414
Mitsui Fudosan Co., Ltd.	43,000	722,839
Sumitomo Realty & Development Co., Ltd.	32,000	581,306
		1,586,559
Retail – 3.4%
Aeon Co. Ltd.	45,000	429,540
Compagnie Financiere Richemont AG Class A	310,873	8,791,049
Lawson, Inc.	27,100	1,263,286
Signet Jewelers Ltd. (a)	188,030	4,950,830
Swatch Group AG	15,700	3,701,028
Travis Perkins PLC	22,400	299,364
		19,435,097
Semiconductors – 3.1%
ASML Holding NV	28,657	844,776
Hynix Semiconductor, Inc. (a)	23,600	396,559
Rohm Co. Ltd.	52,400	3,655,323
Samsung Electronics Co., Ltd.	11,645	8,028,930
Siliconware Precis	164,000	231,340
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	283,557	3,107,785
Tokyo Electron Ltd.	22,000	1,394,629
		17,659,342
Software – 1.8%
Infosys Technologies Ltd. Sponsored ADR (India)	88,570	4,294,759
SAP AG	117,870	5,741,447
		10,036,206
Telecommunications – 4.3%
America Movil SAB de C.V. Sponsored ADR (Mexico)	48,100	2,108,223
BCE, Inc.	1,900	46,767
Bezeq Israeli Telecommunication Corp. Ltd.	352,300	757,231
BT Group PLC	283,160	589,768
China Telecom Corp. Ltd. Class H	662,000	313,957
Deutsche Telekom AG	101,100	1,381,803
France Telecom SA	55,600	1,486,714
KDDI Corp.	144	812,356
LG Telecom Ltd.	22,230	160,856
MTN Group Ltd. (b)	130,100	2,074,703
Nippon Telegraph & Telephone Corp.	31,700	1,467,575
Nokia Oyj	111,800	1,643,644
Singapore Telecommunications Ltd.	1,388,500	3,187,337
Telecom Corp. of New Zealand Ltd.	119,816	231,273
Telecom Italia SpA	723,800	1,271,154
Telecom Italia SpA- RSP	566,300	696,307
Telefonaktiebolaget LM Ericsson Class B	121,000	1,212,785
Telefonica SA	78,800	2,174,321
TELUS Corp.	5,200	161,556
Vodafone Group PLC	1,188,700	2,671,363
		24,449,693
Toys, Games & Hobbies – 0.0%
Namco Bandai Holdings, Inc.	11,000	112,742
Transportation – 2.7%
Canadian National Railway Co.	124,100	6,079,659
Deutsche Post AG	78,720	1,474,423
East Japan Railway	3,400	244,873
Kuehne & Nagel International AG	25,200	2,190,977
Neptune Orient Lines Ltd/Singapore	83,000	104,147
TNT NV	197,929	5,319,343
		15,413,422
TOTAL COMMON STOCK (Cost $554,472,516)		552,891,506
PREFERRED STOCK – 0.3%
Banks – 0.2%
Banco Bradesco SA	57,300	1,138,218
Iron & Steel – 0.1%
Usinas Siderurgicas de Minas Gerais SA Class A	11,000	289,544
TOTAL PREFERRED STOCK (Cost $1,014,031)		1,427,762
TOTAL EQUITIES (Cost $555,486,547)		554,319,268
RIGHTS – 0.0%
Diversified Financial – 0.0%
BNP Paribas Expires 10/13/09, Strike 40 EUR per 0.10 share (a)	51,941	112,453
TOTAL RIGHTS (Cost $0)		112,453
TOTAL LONG-TERM INVESTMENTS (Cost $555,486,547)		554,431,721

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/09, 0.010%, due 10/01/09 (c)	$10,643,795	$10,643,795
TOTAL SHORT-TERM INVESTMENTS (Cost $10,643,795)		10,643,795
TOTAL INVESTMENTS – 99.7% (Cost $566,130,342) (d)		565,075,516
Other Assets/ (Liabilities) – 0.3%		1,709,568
NET ASSETS – 100.0%		$566,785,084

Notes to Portfolio of Investments
ADR	American Depositary Receipt
EUR	Euro
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $10,643,798. Collateralized by U.S. Government Agency obligations with rates ranging from 3.365% - 4.000%, maturity dates ranging from 5/01/34 - 8/15/39, and an aggregate market value, including accrued interest, of $10,860,112.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	52,631	$477,367
MassMutual Premier Core Bond Fund, Class S (a)	846,989	9,469,335
MassMutual Premier Discovery Value Fund, Class S (a)	26,183	215,225
MassMutual Premier Diversified Bond Fund, Class S (a)	1,499,657	15,971,351
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	573,214	4,379,356
MassMutual Premier Enhanced Index Value Fund, Class S (a)	503,962	4,394,548
MassMutual Premier Focused International Fund, Class S (a)	59,363	654,179
MassMutual Premier High Yield Fund, Class S (a)	485,694	4,186,683
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,499,860	15,223,579
MassMutual Premier International Bond Fund, Class S (a)	544,584	5,598,326
MassMutual Premier International Equity Fund, Class S (a)	105,866	1,324,389
MassMutual Premier Main Street Small Cap Fund, Class S (a)	121,037	1,014,287
MassMutual Premier Money Market Fund, Class S (a) (b)	1,131,176	1,131,176
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,645,164	17,372,931
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	195,475	3,254,666
MassMutual Premier Value Fund, Class S (a)	12,557	159,593
MassMutual Select Aggressive Growth Fund, Class S (a)	154,867	822,342
MassMutual Select Blue Chip Growth Fund, Class S (a)	57,645	488,829
MassMutual Select Diversified International Fund, Class S (a) (b)	217,218	1,494,462
MassMutual Select Diversified Value Fund, Class S (a)	136,145	1,079,631
MassMutual Select Emerging Growth Fund, Class S (a) (b)	51,236	249,009
MassMutual Select Focused Value Fund, Class S (a)	166,571	2,310,340
MassMutual Select Fundamental Value Fund, Class S (a)	179,445	1,602,441
MassMutual Select Large Cap Growth Fund, Class S (a)	181,961	1,377,445
MassMutual Select Large Cap Value Fund, Class S (a)	49,952	450,066
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	75,591	616,826
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	65,527	769,285
MassMutual Select Mid-Cap Value Fund, Class S (a)	143,439	1,134,603
MassMutual Select Overseas Fund, Class S (a)	576,936	3,715,470
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	21,392	287,084
MassMutual Select Small Cap Value Equity Fund, Class S (a)	86,611	611,473
MassMutual Select Small Company Growth Fund, Class S (a) (b)	84,282	598,404
MassMutual Select Small Company Value Fund, Class S (a)	58,424	633,315
MassMutual Select Strategic Bond Fund, Class S (a)	524,527	5,140,363
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	585,177	1,860,863
Oppenheimer Real Estate Fund, Class Y (a)	97,955	1,346,879
TOTAL MUTUAL FUNDS (Cost $101,263,813)		111,416,121
TOTAL LONG-TERM INVESTMENTS (Cost $101,263,813)		111,416,121
TOTAL INVESTMENTS – 100.1% (Cost $101,263,813) (c)		111,416,121
Other Assets/ (Liabilities) – (0.1)%		(93,010)
NET ASSETS – 100.0%		$111,323,111

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	115,734	$1,049,708
MassMutual Premier Core Bond Fund, Class S (a)	758,636	8,481,548
MassMutual Premier Discovery Value Fund, Class S (a)	66,391	545,730
MassMutual Premier Diversified Bond Fund, Class S (a)	1,331,755	14,183,195
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	978,364	7,474,701
MassMutual Premier Enhanced Index Value Fund, Class S (a)	909,586	7,931,587
MassMutual Premier Focused International Fund, Class S (a)	106,474	1,173,342
MassMutual Premier High Yield Fund, Class S (a)	350,763	3,023,577
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,174,483	11,920,999
MassMutual Premier International Bond Fund, Class S (a)	395,175	4,062,403
MassMutual Premier International Equity Fund, Class S (a)	205,092	2,565,701
MassMutual Premier Main Street Small Cap Fund, Class S (a)	320,266	2,683,829
MassMutual Premier Money Market Fund, Class S (a) (b)	371,445	371,445
MassMutual Premier Short-Duration Bond Fund, Class S (a)	907,138	9,579,381
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	245,383	4,085,633
MassMutual Premier Value Fund, Class S (a)	23,618	300,188
MassMutual Select Aggressive Growth Fund, Class S (a)	322,120	1,710,458
MassMutual Select Blue Chip Growth Fund, Class S (a)	187,702	1,591,711
MassMutual Select Diversified International Fund, Class S (a) (b)	556,192	3,826,601
MassMutual Select Diversified Value Fund, Class S (a)	279,391	2,215,573
MassMutual Select Emerging Growth Fund, Class S (a) (b)	107,489	522,396
MassMutual Select Focused Value Fund, Class S (a)	186,643	2,588,740
MassMutual Select Fundamental Value Fund, Class S (a)	368,717	3,292,644
MassMutual Select Large Cap Growth Fund, Class S (a)	392,061	2,967,905
MassMutual Select Large Cap Value Fund, Class S (a)	111,635	1,005,831
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	192,651	1,572,029
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	166,941	1,959,882
MassMutual Select Mid-Cap Value Fund, Class S (a)	365,571	2,891,668
MassMutual Select Overseas Fund, Class S (a)	1,332,238	8,579,615
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	44,849	601,875
MassMutual Select Small Cap Value Equity Fund, Class S (a)	161,899	1,143,009
MassMutual Select Small Company Growth Fund, Class S (a) (b)	163,090	1,157,941
MassMutual Select Small Company Value Fund, Class S (a)	108,171	1,172,574
MassMutual Select Strategic Bond Fund, Class S (a)	434,226	4,255,416
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	493,020	1,567,804
Oppenheimer Real Estate Fund, Class Y (a)	101,370	1,393,831
TOTAL MUTUAL FUNDS (Cost $122,853,080)		125,450,470
TOTAL LONG-TERM INVESTMENTS (Cost $122,853,080)		125,450,470
TOTAL INVESTMENTS – 100.1% (Cost $122,853,080) (c)		125,450,470
Other Assets/ (Liabilities) – (0.1)%		(87,318)
NET ASSETS – 100.0%		$125,363,152

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	660,167	$5,987,715
MassMutual Premier Core Bond Fund, Class S (a)	982,305	10,982,170
MassMutual Premier Discovery Value Fund, Class S (a)	299,763	2,464,050
MassMutual Premier Diversified Bond Fund, Class S (a)	1,980,985	21,097,494
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	3,512,381	26,834,587
MassMutual Premier Enhanced Index Value Fund, Class S (a)	2,978,489	25,972,423
MassMutual Premier Focused International Fund, Class S (a)	535,407	5,900,187
MassMutual Premier High Yield Fund, Class S (a)	940,574	8,107,747
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,702,821	17,283,633
MassMutual Premier International Bond Fund, Class S (a)	748,755	7,697,197
MassMutual Premier International Equity Fund, Class S (a)	1,023,800	12,807,736
MassMutual Premier Main Street Small Cap Fund, Class S (a)	2,591,226	21,714,477
MassMutual Premier Short-Duration Bond Fund, Class S (a)	528,814	5,584,280
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	798,195	13,289,940
MassMutual Premier Value Fund, Class S (a)	117,677	1,495,676
MassMutual Select Aggressive Growth Fund, Class S (a)	1,865,678	9,906,748
MassMutual Select Blue Chip Growth Fund, Class S (a)	968,828	8,215,663
MassMutual Select Diversified International Fund, Class S (a) (b)	2,523,967	17,364,890
MassMutual Select Diversified Value Fund, Class S (a)	1,627,796	12,908,419
MassMutual Select Emerging Growth Fund, Class S (a) (b)	316,103	1,536,259
MassMutual Select Focused Value Fund, Class S (a)	604,293	8,381,541
MassMutual Select Fundamental Value Fund, Class S (a)	2,123,934	18,966,727
MassMutual Select Large Cap Growth Fund, Class S (a)	1,960,597	14,841,718
MassMutual Select Large Cap Value Fund, Class S (a)	645,448	5,815,483
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	854,285	6,970,969
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	741,788	8,708,588
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,636,360	12,943,605
MassMutual Select Overseas Fund, Class S (a)	5,478,719	35,282,949
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	134,609	1,806,459
MassMutual Select Small Cap Value Equity Fund, Class S (a)	483,163	3,411,130
MassMutual Select Small Company Growth Fund, Class S (a) (b)	480,978	3,414,941
MassMutual Select Small Company Value Fund, Class S (a)	326,515	3,539,424
MassMutual Select Strategic Bond Fund, Class S (a)	494,815	4,849,190
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,530,756	4,867,805
Oppenheimer Real Estate Fund, Class Y (a)	288,880	3,972,103
TOTAL MUTUAL FUNDS (Cost $401,784,452)		374,923,923
TOTAL LONG-TERM INVESTMENTS (Cost $401,784,452)		374,923,923
TOTAL INVESTMENTS – 100.1% (Cost $401,784,452) (c)		374,923,923
Other Assets/ (Liabilities) – (0.1)%		(203,186)
NET ASSETS – 100.0%		$374,720,737

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	711,539	$6,453,656
MassMutual Premier Core Bond Fund, Class S (a)	273,439	3,057,050
MassMutual Premier Discovery Value Fund, Class S (a)	256,510	2,108,514
MassMutual Premier Diversified Bond Fund, Class S (a)	439,328	4,678,845
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,898,441	14,504,090
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,898,174	16,552,082
MassMutual Premier Focused International Fund, Class S (a)	432,818	4,769,658
MassMutual Premier High Yield Fund, Class S (a)	665,976	5,740,711
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	679,362	6,895,528
MassMutual Premier International Bond Fund, Class S (a)	533,279	5,482,107
MassMutual Premier International Equity Fund, Class S (a)	889,448	11,126,994
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,581,862	13,256,004
MassMutual Premier Short-Duration Bond Fund, Class S (a)	253,603	2,678,044
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	712,942	11,870,485
MassMutual Premier Value Fund, Class S (a)	131,180	1,667,296
MassMutual Select Aggressive Growth Fund, Class S (a)	2,018,920	10,720,463
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,598,178	13,552,546
MassMutual Select Diversified International Fund, Class S (a) (b)	2,326,651	16,007,357
MassMutual Select Diversified Value Fund, Class S (a)	1,795,347	14,237,105
MassMutual Select Emerging Growth Fund, Class S (a) (b)	799,219	3,884,207
MassMutual Select Focused Value Fund, Class S (a)	483,617	6,707,772
MassMutual Select Fundamental Value Fund, Class S (a)	2,352,634	21,009,021
MassMutual Select Large Cap Growth Fund, Class S (a)	2,015,127	15,254,508
MassMutual Select Large Cap Value Fund, Class S (a)	713,401	6,427,747
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	739,926	6,037,792
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	642,680	7,545,057
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,406,801	11,127,798
MassMutual Select Overseas Fund, Class S (a)	4,492,454	28,931,406
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	165,561	2,221,833
MassMutual Select Small Cap Value Equity Fund, Class S (a)	673,236	4,753,046
MassMutual Select Small Company Growth Fund, Class S (a) (b)	458,459	3,255,060
MassMutual Select Small Company Value Fund, Class S (a)	452,794	4,908,290
MassMutual Select Strategic Bond Fund, Class S (a)	122,645	1,201,923
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,233,458	3,922,396
Oppenheimer Real Estate Fund, Class Y (a)	247,674	3,405,512
TOTAL MUTUAL FUNDS (Cost $322,339,857)		295,951,903
TOTAL LONG-TERM INVESTMENTS (Cost $322,339,857)		295,951,903
TOTAL INVESTMENTS – 100.1% (Cost $322,339,857) (c)		295,951,903
Other Assets/ (Liabilities) – (0.1)%		(162,455)
NET ASSETS – 100.0%		$295,789,448

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	488,357	$4,429,402
MassMutual Premier Core Bond Fund, Class S (a)	130,642	1,460,582
MassMutual Premier Discovery Value Fund, Class S (a)	158,961	1,306,657
MassMutual Premier Diversified Bond Fund, Class S (a)	104,926	1,117,464
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,259,597	9,623,320
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,079,511	9,413,333
MassMutual Premier Focused International Fund, Class S (a)	273,707	3,016,251
MassMutual Premier High Yield Fund, Class S (a)	210,873	1,817,725
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	108,922	1,105,559
MassMutual Premier International Bond Fund, Class S (a)	328,923	3,381,325
MassMutual Premier International Equity Fund, Class S (a)	583,978	7,305,563
MassMutual Premier Main Street Small Cap Fund, Class S (a)	870,308	7,293,181
MassMutual Premier Short-Duration Bond Fund, Class S (a)	120,721	1,274,809
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	387,473	6,451,426
MassMutual Premier Value Fund, Class S (a)	83,620	1,062,806
MassMutual Select Aggressive Growth Fund, Class S (a)	1,418,938	7,534,563
MassMutual Select Blue Chip Growth Fund, Class S (a)	907,807	7,698,202
MassMutual Select Diversified International Fund, Class S (a) (b)	1,327,499	9,133,196
MassMutual Select Diversified Value Fund, Class S (a)	1,226,269	9,724,312
MassMutual Select Emerging Growth Fund, Class S (a) (b)	453,676	2,204,865
MassMutual Select Focused Value Fund, Class S (a)	287,297	3,984,804
MassMutual Select Fundamental Value Fund, Class S (a)	1,576,785	14,080,693
MassMutual Select Large Cap Growth Fund, Class S (a)	1,298,005	9,825,898
MassMutual Select Large Cap Value Fund, Class S (a)	497,546	4,482,889
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	469,029	3,827,274
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	406,772	4,775,506
MassMutual Select Mid-Cap Value Fund, Class S (a)	885,453	7,003,932
MassMutual Select Overseas Fund, Class S (a)	3,155,078	20,318,703
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	104,181	1,398,102
MassMutual Select Small Cap Value Equity Fund, Class S (a)	408,089	2,881,109
MassMutual Select Small Company Growth Fund, Class S (a) (b)	286,482	2,034,023
MassMutual Select Small Company Value Fund, Class S (a)	274,783	2,978,648
MassMutual Select Strategic Bond Fund, Class S (a)	36,889	361,515
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	749,898	2,384,675
Oppenheimer Real Estate Fund, Class Y (a)	160,752	2,210,344
TOTAL MUTUAL FUNDS (Cost $191,192,699)		178,902,656
TOTAL LONG-TERM INVESTMENTS (Cost $191,192,699)		178,902,656
TOTAL INVESTMENTS – 100.1% (Cost $191,192,699) (c)		178,902,656
Other Assets/ (Liabilities) – (0.1)%		(103,470)
NET ASSETS – 100.0%		$178,799,186

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

September 30, 2009 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.3%
Diversified Financial – 100.3%
MassMutual Premier Capital Appreciation Fund, Class S (a)	45,547	$413,112
MassMutual Premier Core Bond Fund, Class S (a)	9,110	101,845
MassMutual Premier Discovery Value Fund, Class S (a)	14,461	118,868
MassMutual Premier Diversified Bond Fund, Class S (a)	5,603	59,671
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	120,782	922,778
MassMutual Premier Enhanced Index Value Fund, Class S (a)	101,696	886,791
MassMutual Premier Focused International Fund, Class S (a)	25,389	279,790
MassMutual Premier High Yield Fund, Class S (a)	16,506	142,282
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	8,858	89,912
MassMutual Premier International Bond Fund, Class S (a)	24,925	256,233
MassMutual Premier International Equity Fund, Class S (a)	53,513	669,450
MassMutual Premier Main Street Small Cap Fund, Class S (a)	77,970	653,391
MassMutual Premier Short-Duration Bond Fund, Class S (a)	6,943	73,320
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	28,807	479,638
MassMutual Premier Value Fund, Class S (a)	7,151	90,889
MassMutual Select Aggressive Growth Fund, Class S (a)	130,250	691,626
MassMutual Select Blue Chip Growth Fund, Class S (a)	124,884	1,059,016
MassMutual Select Diversified International Fund, Class S (a) (b)	119,150	819,750
MassMutual Select Diversified Value Fund, Class S (a)	111,992	888,100
MassMutual Select Emerging Growth Fund, Class S (a) (b)	26,722	129,867
MassMutual Select Focused Value Fund, Class S (a)	25,829	358,247
MassMutual Select Fundamental Value Fund, Class S (a)	146,209	1,305,644
MassMutual Select Large Cap Growth Fund, Class S (a)	60,110	455,030
MassMutual Select Large Cap Value Fund, Class S (a)	46,228	416,513
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	41,625	339,656
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	35,910	421,589
MassMutual Select Mid-Cap Value Fund, Class S (a)	79,902	632,023
MassMutual Select Overseas Fund, Class S (a)	288,317	1,856,760
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	10,476	140,586
MassMutual Select Small Cap Value Equity Fund, Class S (a)	38,392	271,047
MassMutual Select Small Company Growth Fund, Class S (a) (b)	38,307	271,977
MassMutual Select Small Company Value Fund, Class S (a)	25,549	276,950
MassMutual Select Strategic Bond Fund, Class S (a)	2,816	27,598
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	69,555	221,184
Oppenheimer Real Estate Fund, Class Y (a)	10,216	140,471
TOTAL MUTUAL FUNDS (Cost $14,418,693)		15,961,604
TOTAL LONG-TERM INVESTMENTS (Cost $14,418,693)		15,961,604
TOTAL INVESTMENTS – 100.3% (Cost $14,418,693) (c)		15,961,604
Other Assets/ (Liabilities) – (0.3)%		(41,506)
NET ASSETS – 100.0%		$15,920,098

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund") and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier or Oppenheimer Funds in which the shares are invested.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their closing net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices. Valuations received from third party vendors or market makers are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. Securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or subadviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs

Notes to Portfolio of Investments (Unaudited) (Continued)

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2 or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety otherwise it could be categorized as Level 3.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of September 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund
Equities
Preferred Stock
Consumer, Cyclical	$37,220	$-	$-	$37,220
Financial	437,893	-	-	437,893
Government	128,037	-	-	128,037
Total Preferred Stock	603,150	-	-	603,150
Total Equities	603,150	-	-	603,150
Bonds & Notes
Total Corporate Debt		76,910,295	806,495	77,716,790
Total Municipal Obligations	-	221,576	-	221,576

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Non-U.S. Government Agency Obligations
Commercial MBS	$-	$6,480,129	$-	$6,480,129
Home Equity ABS	-	4,671,413	-	4,671,413
Manufactured Housing ABS	-	2,603,566	-	2,603,566
Student Loans ABS	-	1,336,246	-	1,336,246
WL Collateral CMO	-	13,840,239	-	13,840,239
Total Non-U.S. Government Agency Obligations	-	28,931,593	-	28,931,593
Total Sovereign Debt Obligations	-	168,562	-	168,562
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	66,009,620	-	66,009,620
Total U.S. Government Agency Obligations and Instrumentalities	-	66,009,620	-	66,009,620
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	22,509,415	-	22,509,415
Total U.S. Treasury Obligations	-	22,509,415	-	22,509,415
Total Bonds & Notes	-	194,751,061	806,495	195,557,556
Purchased Options
U.S. Treasury Bonds & Notes	25,313	-	-	25,313
Total Purchased Options	25,313	-	-	25,313
Total Long-Term Investments	628,463	194,751,061	806,495	196,186,019
Total Short-Term Investments	-	19,280,568	-	19,280,568
Total Investments	$628,463	$214,031,629	$806,495	$215,466,587
Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,709,685	$1,256,858	$-	$2,966,543
Communications	6,511,630	1,158,113	-	7,669,743
Consumer, Cyclical	2,996,067	1,934,538	-	4,930,605
Consumer, Non-cyclical	8,830,796	3,092,866	-	11,923,662
Diversified	-	128,939	-	128,939
Energy	4,967,617	1,285,005	-	6,252,622
Financial	6,264,575	3,718,816	-	9,983,391
Industrial	2,996,900	1,857,786	-	4,854,686
Technology	5,817,466	425,744	-	6,243,210

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Utilities	$1,150,168	$980,019	$-	$2,130,187
Total Common Stock	41,244,904	15,838,684	-	57,083,588
Preferred Stock
Consumer, Cyclical	14,240	-	-	14,240
Financial	97,697	-	-	97,697
Government	33,095	-	-	33,095
Total Preferred Stock	145,032	-	-	145,032
Total Equities	41,389,936	15,838,684	-	57,228,620
Bonds & Notes
Total Corporate Debt	-	14,072,289	255,001	14,327,290
Total Municipal Obligations	-	42,205	-	42,205
Non-U.S. Government Agency Obligations
Commercial MBS	-	830,211	36,671	866,882
Home Equity ABS	-	1,086,311	-	1,086,311
Student Loans ABS	-	429,187	-	429,187
WL Collateral CMO	-	3,242,890	-	3,242,890
Total Non-U.S. Government Agency Obligations	-	5,588,599	36,671	5,625,270
Total Sovereign Debt Obligations	-	71,050	-	71,050
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	10,415,211	-	10,415,211
Total U.S. Government Agency Obligations and Instrumentalities	-	10,415,211	-	10,415,211
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	4,033,533	-	4,033,533
Total U.S. Treasury Obligations	-	4,033,533	-	4,033,533
Total Bonds & Notes	-	34,222,887	291,672	34,514,559
Purchased Options
U.S. Treasury Bonds & Notes	5,625	-	-	5,625
Total Purchased Options	5,625	-	-	5,625
Rights
Financial	7,950	-	-	7,950
Total Rights	7,950	-	-	7,950
Total Long-Term Investments	41,403,511	50,061,571	291,672	91,756,754
Total Short-Term Investments	-	2,061,271	-	2,061,271
Total Investments	$41,403,511	$52,122,842	$291,672	$93,818,025

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$16,914,924	$7,635,817	$-	$24,550,741
Communications	41,350,849	-	-	41,350,849
Consumer, Cyclical	74,129,977	1,486,248	-	75,616,225
Consumer, Non-cyclical	126,990,591	11,739,207	-	138,729,798
Diversified	-	8,601,699	-	8,601,699
Energy	113,203,720	7,312,614	-	120,516,334
Financial	197,234,998	20,639,844	-	217,874,842
Industrial	46,945,704	6,854,300	-	53,800,004
Technology	49,790,870	-	-	49,790,870
Utilities	1,776,918	-	-	1,776,918
Total Common Stock	668,338,551	64,269,729	-	732,608,280
Total Equities	668,338,551	64,269,729	-	732,608,280
Bonds & Notes
Total Corporate Debt	-	4,871,992	1,726,305	6,598,297
Total Bonds & Notes	-	4,871,992	1,726,305	6,598,297
Total Long-Term Investments	668,338,551	69,141,721	1,726,305	739,206,577
Total Short-Term Investments	-	15,318,814	-	15,318,814
Total Investments	$668,338,551	$84,460,535	$1,726,305	$754,525,391
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$11,825,286	$-	$-	$11,825,286
Communications	110,801,034	5,676,283	-	116,477,317
Consumer, Cyclical	53,823,118	749,369	-	54,572,487
Consumer, Non-cyclical	114,179,795	588,591	-	114,768,386
Energy	40,781,042	-	-	40,781,042
Financial	92,428,172	411,350	-	92,839,522
Industrial	34,148,849	-	-	34,148,849
Technology	93,172,655	-	-	93,172,655
Utilities	4,929,307	-	-	4,929,307
Total Common Stock	556,089,258	7,425,593	-	563,514,851
Total Equities	556,089,258	7,425,593	-	563,514,851
Total Mutual Funds	-	2,508,192	-	2,508,192
Total Long-Term Investments	556,089,258	9,933,785	-	566,023,043
Total Short-Term Investments	-	2,755,104	-	2,755,104
Total Investments	$556,089,258	$12,688,889	$-	$568,778,147

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Company Value Fund
Equities
Common Stock
Basic Materials	$34,050,792	$-	$-	$34,050,792
Communications	20,437,309	-	-	20,437,309
Consumer, Cyclical	57,987,713	-	-	57,987,713
Consumer, Non-cyclical	55,357,987	-	-	55,357,987
Diversified	981,039	-	-	981,039
Energy	30,922,529	-	-	30,922,529
Financial	99,368,880	-	-	99,368,880
Industrial	93,350,694	-	-	93,350,694
Technology	25,631,470	-	-	25,631,470
Utilities	17,431,724	-	-	17,431,724
Total Common Stock	435,520,137	-	-	435,520,137
Convertible Preferred Stock
Energy	1,132,275	-	-	1,132,275
Financial	1,584,757	882,814	-	2,467,571
Total Convertible Preferred Stock	2,717,032	882,814	-	3,599,846
Total Equities	438,237,169	882,814	-	439,119,983
Total Mutual Funds	1,960,981	308,019	-	2,269,000
Total Long-Term Investments	440,198,150	1,190,833	-	441,388,983
Total Short-Term Investments	-	8,942,014	-	8,942,014
Total Investments	$440,198,150	$10,132,847	$-	$450,330,997
Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$1,823,899	$476,852	$-	$2,300,751
Communications	8,241,964	-	-	8,241,964
Consumer, Cyclical	16,918,859	-	-	16,918,859
Consumer, Non-cyclical	19,435,636	496,553	-	19,932,189
Energy	2,520,585	127,337	-	2,647,921
Financial	4,950,919	695,378	-	5,646,298
Industrial	9,891,454	464,283	-	10,355,737
Technology	11,803,956	-	-	11,803,956
Total Common Stock	75,587,272	2,260,403	-	77,847,675
Total Equities	75,587,272	2,260,403	-	77,847,675
Total Long-Term Investments	75,587,272	2,260,403	-	77,847,675
Total Short-Term Investments	-	498,017	-	498,017
Total Investments	$75,587,272	$2,758,420	$-	$78,345,692

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$25,049,860	$-	$-	$25,049,860
Communications	133,817,930	-	-	133,817,930
Consumer, Cyclical	132,633,439	-	-	132,633,439
Consumer, Non-cyclical	275,897,702	-	-	275,897,702
Energy	87,079,543	-	-	87,079,543
Financial	112,868,160	-	-	112,868,160
Industrial	153,897,216	-	-	153,897,216
Technology	169,279,262	-	-	169,279,262
Utilities	9,354,240	-	-	9,354,240
Total Common Stock	1,099,877,352	-	-	1,099,877,352
Total Equities	1,099,877,352	-	-	1,099,877,352
Warrants
Basic Materials	232,500	-	-	232,500
Total Warrants	232,500	-	-	232,500
Total Mutual Funds	-	9,582,164	-	9,582,164
Total Long-Term Investments	1,100,109,852	9,582,164	-	1,109,692,016
Total Short-Term Investments	-	52,043,918	-	52,043,918
Total Investments	$1,100,109,852	$61,626,082	$-	$1,161,735,934
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$5,132,711	$-	$-	$5,132,711
Communications	43,268,216	-	-	43,268,216
Consumer, Cyclical	89,210,092	-	-	89,210,092
Consumer, Non-cyclical	94,377,822	-	-	94,377,822
Energy	18,463,403	374,116	-	18,837,519
Financial	27,126,716	893,944	-	28,020,660
Industrial	67,710,270	1,091,014	-	68,801,284
Technology	112,779,683	-	-	112,779,683
Utilities	4,477,199	-	-	4,477,199
Total Common Stock	462,546,112	2,359,074	-	464,905,186
Total Equities	462,546,112	2,359,074	-	464,905,186
Total Mutual Funds	1,776,785	-	-	1,776,785
Total Long-Term Investments	464,322,897	2,359,074	-	466,681,971
Total Short-Term Investments	-	5,103,825	-	5,103,825
Total Investments	$464,322,897	$7,462,899	$-	$471,785,796

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Diversified International Fund
Equities
Common Stock
Basic Materials	$996,514	$5,890,972	$-	$6,887,486
Communications	-	21,216,784	-	21,216,784
Consumer, Cyclical	-	10,473,579	-	10,473,579
Consumer, Non-cyclical	-	15,429,433	-	15,429,433
Diversified	-	1,821,926	-	1,821,926
Energy	8,443,227	10,385,384	-	18,828,611
Financial	2,842,465	34,525,259	-	37,367,724
Industrial	-	6,232,725	-	6,232,725
Technology	-	3,909,825	-	3,909,825
Utilities	-	7,093,725	-	7,093,725
Total Common Stock	12,282,206	116,979,612	-	129,261,818
Preferred Stock
Financial	768,744	-	-	768,744
Basic Materials	568,559	-	-	568,559
Total Preferred Stock	1,337,303	-	-	1,337,303
Total Equities	13,619,509	116,979,612	-	130,599,121
Rights
Financial	90,065	-	-	90,065
Total Rights	90,065	-	-	90,065
Total Long-Term Investments	13,709,574	116,979,612	-	130,689,186
Total Short-Term Investments	-	2,276,085	-	2,276,085
Total Investments	$13,709,574	$119,255,697	$-	$132,965,271
Overseas Fund
Equities
Common Stock
Basic Materials	$629,064	$41,533,365	$-	$42,162,429
Communications	8,320,099	53,107,896	2,074,703	63,502,698
Consumer, Cyclical	4,950,830	48,922,251	-	53,873,081
Consumer, Non-cyclical	3,349,313	124,524,469	-	127,873,782
Diversified	-	14,268,392	-	14,268,392
Energy	9,524,848	26,981,242	-	36,506,090
Financial	3,886,974	94,970,481	-	98,857,455
Industrial	9,409,340	52,332,182	-	61,741,522
Technology	7,402,544	31,118,709	-	38,521,253
Utilities	-	15,584,804	-	15,584,804
Total Common Stock	47,473,012	503,343,791	2,074,703	552,891,506

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Overseas Fund (Continued)
Preferred Stock
Basic Materials	$289,544	$-	$-	$289,544
Financial	1,138,218	-	-	1,138,218
Total Preferred Stock	1,427,762	-	-	1,427,762
Total Equities	48,900,774	503,343,791	2,074,703	554,319,268
Rights
Financial	112,453	-	-	112,453
Total Rights	112,453	-	-	112,453
Total Long-Term Investments	49,013,227	503,343,791	2,074,703	554,431,721
Total Short-Term Investments	-	10,643,795	-	10,643,795
Total Investments	$49,013,227	$513,987,586	$2,074,703	$565,075,516

The Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Indexed Equity Fund, Core Opportunities Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund and Small Company Growth Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolios of Investments, and all short-term investments at Level 2, as of September 30, 2009. The Small Cap Value Equity Fund, Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund had all investments at Level 1, with corresponding industries as represented in the Portfolios of Investments, as of September 30, 2009. The Emerging Growth Fund had all long-term investments, with corresponding industries, at Level 1 (except for warrants that were all at Level 3 and had $0 value) and short-term investments at Level 2 as of September 30, 2009.

The following is the aggregate value by input level as of September 30, 2009 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$1,014,709	$171,955	$-	$1,186,664
Strategic Balanced Fund	235,668	644,037	-	879,705
Indexed Equity Fund	527,050	-	-	527,050
NASDAQ-100 Fund	13,287	-	-	13,287
Diversified International Fund	54,326	3,503,019	-	3,557,345
Overseas Fund	21,827	2,283,360	-	2,305,187

Notes to Portfolio of Investments (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Strategic Bond Fund	$(176,968)	$(677,234)	$-	$(854,202)
Strategic Balanced Fund	(43,110)	(86,142)	-	(129,252)
Diversified International Fund	(484,201)	(2,810,544)	-	(3,294,745)
Overseas Fund	-	(2,027,183)	-	(2,027,183)

* Other financial instruments include forward contracts, futures contracts, swap agreements and written options.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or (out) of Level 3	Balance as of 9/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/09
Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$251,586	$-	$(183,000)	$705,993	$(117,000)	$148,916	$806,495	$546,254

Strategic Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$83,554	$-	$(73,200)	$233,426	$(46,800)	$58,021	$255,001	$(172,552)
Non-U.S. Government Agency Obligations
Commercial MBS	52,089	-	(12,789)	(2,636)	-	7	36,671	(2,636)
	$135,643	$-	$(85,989)	$230,790	$(46,800)	$58,028	$291,672	$(175,188)

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$1,138,840	$5,200	$-	$582,265	$-	$-	$1,726,305	$582,265

Mid Cap Growth Equity Fund
Equities
Common Stock
Industrial	$4,674	$-	$-	$394	$(5,068)	$-	$-	$-

Overseas Fund
Equities
Common Stock
Communications	$-	$-	$(56,553)	$620,860	$(177,654)	$1,688,050	$2,074,703	$620,860

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at September 30, 2009 as follows:

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Indexed Equity Fund	NASDAQ-100 Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	X	X			X	X
Directional Exposures to Currencies					X	X
Futures Contracts**
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Short-term Cash Deployment		X	X	X	X	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Credit Default Swaps (Protection Seller)
Duration/Credit Quality Management	X	X
Income	X	X
Options (Purchased)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Options (Sold)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Income	X	X

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Indexed Equity Fund	NASDAQ-100 Fund	Diversified International Fund	Overseas Fund
Rights and Warrants
Directional Investment					X	X

*Includes any options, futures contracts, forward contracts and swap agreements, if applicable.

**Includes any options on futures contracts, if applicable.

The Mid Cap Growth Equity II Fund and Emerging Growth Fund held warrants at September 30, 2009 as a result of corporate actions. The warrants held by the Emerging Growth Fund had $0 value at September 30, 2009.

The Strategic Balanced Fund held rights at September 30, 2009, as a result of corporate actions.

At September 30, 2009 the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$21,955	$-	$-	$21,955
Futures Contracts	1,014,709	-	-	-	1,014,709
Swap Agreements	-	-	150,000	-	150,000
Purchased Options	25,313	-	-	-	25,313
Total Value	$1,040,022	$21,955	$150,000	$-	$1,211,977
Liability Derivatives
Forward Contracts	$-	$(31,576)	$-	$-	$(31,576)
Futures Contracts	(136,255)	-	-	-	(136,255)
Swap Agreements	-	-	(645,658)	-	(645,658)
Written Options	(40,713)	-	-	-	(40,713)
Total Value	$(176,968)	$(31,576)	$(645,658)	$-	$(854,202)

Strategic Balanced Fund
Asset Derivatives
Forward Contracts	$-	$81,410	$-	$-	$81,410
Futures Contracts	235,668	-	-	-	235,668
Swap Agreements	-	-	562,627	-	562,627
Purchased Options	5,625	-	-	-	5,625
Rights	-	-	-	7,950	7,950
Total Value	$241,293	$81,410	$562,627	$7,950	$893,280
Liability Derivatives
Forward Contracts	$-	$(59,914)	$-	$-	$(59,914)
Futures Contracts	(36,260)	-	-	-	(36,260)
Swap Agreements	-	-	(26,228)	-	(26,228)
Written Options	(6,850)	-	-	-	(6,850)
Total Value	$(43,110)	$(59,914)	$(26,228)	$-	$(129,252)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Indexed Equity Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$527,050	$527,050

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$13,287	$13,287

Mid Cap Growth Equity II Fund
Asset Derivatives
Warrants	$-	$-	$-	$232,500	$232,500

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$3,503,019	$-	$-	$3,503,019
Futures Contracts	-	-	-	54,326	54,326
Rights	-	-	-	90,065	90,065
Total Value	$-	$3,503,019	$-	$144,391	$3,647,410
Liability Derivatives
Forward Contracts	$-	$(2,810,544)	$-	$-	$(2,810,544)
Futures Contracts	-	-	-	(484,201)	(484,201)
Total Value	$-	$(2,810,544)	$-	$(484,201)	$(3,294,745)

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$2,283,360	$-	$-	$2,283,360
Futures Contracts	-	-	-	21,827	21,827
Rights	-	-	-	112,453	112,453
Total Value	$-	$2,283,360	$-	$134,280	$2,417,640
Liability Derivatives
Forward Contracts	$-	$(2,027,183)	$-	$-	$(2,027,183)

Further details regarding the derivatives and other investments held by the Funds at September 30, 2009 are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency futures or forward contracts, each of which calls for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Futures contracts are

Notes to Portfolio of Investments (Unaudited) (Continued)

exchange-traded and typically have minimal exposure to counterparty risk; forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able, to perform its obligations. Each type of arrangement may require the Fund to post margin. A Fund may also buy options on currency futures contracts, in which event its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered. See "Futures Contracts" and "Options, Rights, and Warrants," below, for information regarding the accounting treatment of futures contracts and options, respectively.

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
UBS AG London	712,885	Euro	11/19/09	$1,042,806	$1,020,851	$21,955
SELLS
UBS AG London	712,885	Euro	11/19/09	$1,042,806	$1,011,230	$(31,576)
Strategic Balanced Fund
BUYS
BNP Paribas	785,408	Australian Dollar	11/25/09	$689,816	$647,734	$42,082

Credit Suisse Securities LLC London	162,408	Euro	11/25/09	237,568	231,793	5,775
Credit Suisse Securities LLC London	126,090	Swiss Franc	11/25/09	121,565	122,050	(485)
				359,133	353,843	5,290

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
HSBC Bank PLC	8,908,397	Japanese Yen	11/25/09	$99,564	$94,553	$5,011
HSBC Bank PLC	493,001	Swedish Krona	11/25/09	70,678	71,537	(859)
HSBC Bank PLC	120,984	Swiss Franc	11/25/09	116,642	114,121	2,521
				286,884	280,211	6,673

JP Morgan Chase Bank	306,575	Canadian Dollar	11/19/09	285,967	284,773	1,194

Morgan Stanley & Co.	194,774	Australian Dollar	11/25/09	171,069	168,562	2,507

Royal Bank of Canada	62,663	Swiss Franc	11/25/09	60,414	61,256	(842)

Royal Bank of Scotland PLC	63,429	Euro	11/25/09	92,784	93,379	(595)
Royal Bank of Scotland PLC	92,821	Swiss Franc	11/25/09	89,490	89,363	127
				182,274	182,742	(468)

State Street Bank London	216,654	British Pound	11/25/09	346,623	357,273	(10,650)
State Street Bank London	473,159	Norwegian Krone	11/25/09	81,732	78,516	3,216
State Street Bank London	328,804	Singapore Dollar	11/25/09	233,287	228,228	5,059
State Street Bank London	1,775,458	Swedish Krona	11/25/09	254,535	248,917	5,618
				916,177	912,934	3,243

UBS AG London	56,085	Euro	11/25/09	82,041	82,236	(195)
UBS AG London	15,431,699	Japanese Yen	11/25/09	172,471	171,713	758
				254,512	253,949	563
				$3,206,246	$3,146,004	$60,242
SELLS
Barclays Bank PLC	790,958	Euro	11/25/09	$1,157,006	$1,130,613	$(26,393)

BNP Paribas	47,556	Swiss Franc	11/25/09	45,849	44,924	(925)

Credit Suisse Securities LLC London	356,652	Canadian Dollar	11/19/09	332,678	334,571	1,893

HSBC Bank PLC	88,572	Euro	11/25/09	129,562	126,062	(3,500)
HSBC Bank PLC	14,397,281	Japanese Yen	11/25/09	160,910	156,955	(3,955)
				290,472	283,017	(7,455)

Royal Bank of Canada	11,277,150	Japanese Yen	11/25/09	126,038	120,287	(5,751)

Royal Bank of Scotland PLC	55,383	British Pound	11/25/09	88,607	87,882	(725)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)

State Street Bank London	127,088	British Pound	11/25/09	$203,327	$206,346	$3,019
State Street Bank London	1,297,324	Hong Kong Dollar	11/25/09	167,449	167,499	50
				370,776	373,845	3,069

UBS AG London	20,981	British Pound	11/25/09	33,567	34,575	1,008
UBS AG London	7,123,268	Japanese Yen	11/25/09	79,613	77,108	(2,505)
				113,180	111,683	(1,497)

Westpac Banking Corp.	144,743	Euro	11/25/09	211,728	213,300	1,572
Westpac Banking Corp.	12,843,954	Japanese Yen	11/25/09	143,549	141,015	(2,534)
				355,277	354,315	(962)
				$2,879,883	$2,841,137	$(38,746)
Diversified International Fund
BUYS
State Street Bank & Trust Co.	20,260,000	Australian Dollar	10/15/09	$17,854,153	$16,066,383	$1,787,770
State Street Bank & Trust Co.	5,500,000	British Pound	10/15/09	8,800,591	9,042,803	(242,212)
State Street Bank & Trust Co.	8,485,000	Canadian Dollar	10/15/09	7,914,166	7,848,125	66,041
State Street Bank & Trust Co.	9,746,000	Euro	10/15/09	14,256,815	14,315,899	(59,084)
State Street Bank & Trust Co.	66,588,000	Japanese Yen	10/15/09	744,021	701,798	42,223
State Street Bank & Trust Co.	12,268,000	New Zealand Dollar	10/15/09	8,862,550	7,842,824	1,019,726
State Street Bank & Trust Co.	49,257,000	Norwegian Krone	10/15/09	8,519,753	8,196,181	323,572
State Street Bank & Trust Co.	77,745,000	Swedish Krona	10/15/09	11,142,768	11,020,172	122,596
State Street Bank & Trust Co.	699,000	Swiss Franc	10/15/09	673,708	652,521	21,187
				$78,768,525	$75,686,706	$3,081,819
SELLS
State Street Bank & Trust Co.	7,015,000	British Pound	10/15/09	$11,224,754	$11,344,658	$119,904
State Street Bank & Trust Co.	10,436,000	British Pound	1/15/10	16,695,422	16,651,682	(43,740)
State Street Bank & Trust Co.	8,485,000	Canadian Dollar	10/15/09	7,914,166	7,326,023	(588,143)
State Street Bank & Trust Co.	16,948,000	Euro	10/15/09	24,792,172	24,297,007	(495,165)
State Street Bank & Trust Co.	1,432,000	Euro	1/15/10	2,094,518	2,088,271	(6,247)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)
Diversified International Fund (continued)
State Street Bank & Trust Co.	1,166,269,000	Japanese Yen	10/15/09	$13,031,310	$12,389,691	$(641,619)
State Street Bank & Trust Co.	35,054,000	Swedish Krona	10/15/09	5,024,100	4,437,653	(586,447)
State Street Bank & Trust Co.	3,586,000	Swiss Franc	10/15/09	3,456,249	3,308,362	(147,887)
				$84,232,691	$81,843,347	$(2,389,344)
Overseas Fund
BUYS
State Street Bank & Trust Co.	12,817,000	Australian Dollar	10/15/09	$11,294,999	$10,217,896	$1,077,103
State Street Bank & Trust Co.	2,783,000	British Pound	10/15/09	4,453,099	4,572,398	(119,299)
State Street Bank & Trust Co.	4,590,000	Canadian Dollar	10/15/09	4,281,207	4,245,479	35,728
State Street Bank & Trust Co.	6,570,000	Euro	10/15/09	9,610,843	9,650,673	(39,830)
State Street Bank & Trust Co.	7,830,000	New Zealand Dollar	10/15/09	5,656,486	5,002,656	653,830
State Street Bank & Trust Co.	32,747,000	Norwegian Krone	10/15/09	5,664,095	5,448,979	215,116
State Street Bank & Trust Co.	57,387,000	Swedish Krona	10/15/09	8,224,966	8,125,978	98,988
State Street Bank & Trust Co.	805,000	Swiss Franc	10/15/09	775,873	744,752	31,121
				$49,961,568	$48,008,811	$1,952,757
SELLS
State Street Bank & Trust Co.	3,770,000	British Pound	10/15/09	$6,032,405	$6,176,304	$143,899
State Street Bank & Trust Co.	6,779,000	British Pound	1/15/10	10,844,985	10,816,572	(28,413)
State Street Bank & Trust Co.	4,590,000	Canadian Dollar	10/15/09	4,281,204	4,005,293	(275,911)
State Street Bank & Trust Co.	10,736,000	Euro	10/15/09	15,705,024	15,387,858	(317,166)
State Street Bank & Trust Co.	1,090,000	Euro	1/15/10	1,594,291	1,589,536	(4,755)
State Street Bank & Trust Co.	4,950,000	Euro	9/15/10	7,238,473	7,231,950	(6,523)
State Street Bank & Trust Co.	714,057,000	Japanese Yen	10/15/09	7,978,518	7,591,055	(387,463)
State Street Bank & Trust Co.	158,000,000	Japanese Yen	3/03/10	1,767,249	1,637,866	(129,383)
State Street Bank & Trust Co.	213,000,000	Japanese Yen	9/07/10	2,390,592	2,310,446	(80,146)
State Street Bank & Trust Co.	17,154,000	Swedish Krona	10/15/09	2,458,589	2,184,772	(273,817)
State Street Bank & Trust Co.	2,884,000	Swiss Franc	10/15/09	2,779,653	2,665,308	(114,345)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	Contracts at Value	In Exchange for U.S. Dollars	Unrealized Appreciation (Depreciation)
Overseas Fund (continued)
State Street Bank & Trust Co.	1,000,000	Swiss Franc	3/03/10	$964,974	$866,739	$(98,235)
State Street Bank & Trust Co.	7,250,000	Swiss Franc	6/04/10	7,005,745	6,853,848	(151,897)
State Street Bank & Trust Co.	2,200,000	Swiss Franc	9/24/10	2,130,769	2,158,344	27,575
				$73,172,471	$71,475,891	$(1,696,580)

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk (see "Foreign Currency Exchange Transactions," above, for a discussion of the use futures contracts in connection with currency risk). A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Rights and Warrants," below, for information regarding the accounting treatment of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at September 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
219	90 Day Eurodollar	12/14/09	$54,547,425	$492,017
1	U.S. Treasury Note 2 Year	12/31/09	216,969	1,169
271	U.S. Treasury Note 5 Year	12/31/09	31,461,406	453,963
48	90 Day Eurodollar	9/13/10	11,836,200	67,560
				$1,014,709
SELLS
75	U.S. Treasury Note 10 Year	12/21/09	8,874,609	$(125,736)
6	U.S. Treasury Note 30 Year	12/21/09	728,250	(10,519)
				$(136,255)
Strategic Balanced Fund
BUYS
60	90 Day Eurodollar	12/14/09	$14,944,500	$134,938
5	U.S. Treasury Note 30 Year	12/21/09	606,875	13,351
45	U.S. Treasury Note 5 Year	12/31/09	5,224,219	76,119
8	90 Day Eurodollar	9/13/10	1,972,700	11,260
				$235,668
SELLS
20	U.S. Treasury Note 10 Year	12/21/09	$2,366,563	$(36,260)
Indexed Equity Fund
BUYS
103	S&P 500 Index	12/17/09	$27,112,175	$527,050
NASDAQ-100 Fund
BUYS
26	NASDAQ-100	12/18/09	$893,100	$13,287
Diversified International Fund
BUYS
79	Topix Index	12/11/09	$8,031,953	$30,759
32	S&P TSE 60 Index	12/17/09	4,047,792	23,567
39	ASX SPI 200 Index	12/17/09	4,082,877	(10,947)
185	FTSE 100 Index	12/18/09	15,071,241	(116,547)
751	DJ Euro Stoxx 50 Index	12/18/09	31,387,016	(356,707)
				$(429,875)
Overseas Fund
BUYS
7	DJ Euro Stoxx 50 Index	12/18/09	$292,555	$5,763
10	FTSE 100 Index	12/18/09	814,662	16,064
				$21,827

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

A Fund may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. To provide assets of value and recourse if a negative credit event were to occur, cash or securities may be segregated as collateral in accordance with the terms of the respective credit default swap agreements. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at September 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund*#
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	1.750%	The Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC)	$(126,054)	$-	$(126,054)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	1.870%	The AES Corp. (Moody's Rating: B1; S&P Rating: BB-)	(47,042)	-	(47,042)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell	2.620%	HCA, Inc. (Moody's Rating: Caa1; S&P Rating: B-)	(63,694)	-	(63,694)
							(236,790)	-	(236,790)
2,706,676	USD	6/20/13	Goldman Sachs & Co.	Sell	3.500%	CDX.NA.IG.HVOL.10 (WA Rating: BBB) **	(97,066)	49,996	(47,070)
800,000	USD	8/17/50	Goldman Sachs & Co.	Buy	(0.080%)	CMBX 3 2007-1 AAA	(22,000)	172,000	150,000
100,000	USD	9/20/12	Goldman Sachs & Co.	Sell	3.240%	TXU Corp. (Moody's Rating: Caa3; S&P Rating: CCC)	(20,994)	-	(20,994)
1,952,000	USD	6/20/12	Goldman Sachs & Co.	Sell	0.350%	CDX.NA.IG.8 (WA Rating: BBB) **	(40,052)	(9,613)	(49,665)
683,200	USD	6/20/12	Goldman Sachs & Co.	Sell	0.350%	CDX.NA.IG.8 (WA Rating: BBB) **	(3,325)	(14,058)	(17,383)
							(183,437)	198,325	14,888
3,360,000	USD	12/20/12	Morgan Stanley & Co.	Sell	2.250%	LCDX.NA.HY.9 (WA Rating: BB) **	20,373	(181,440)	(161,067)
2,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell	2.920%	Ford Motor Credit Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	(112,689)	-	(112,689)
							(92,316)	(181,440)	(273,756)
							$(512,543)	$16,885	$(495,658)
Strategic Balanced Fund#
Credit Default Swaps
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.450%)	Aames Mortgage Investment Trust, Series 2005-1, Class M8	$41,039	$-	$41,039
3,074	USD	1/25/35	Deutsche Bank	Buy	(2.250%)	Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3	3,055	-	3,055
16,180	USD	10/25/35	Deutsche Bank	Buy	(2.250%)	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3	14,960	-	14,960
25,436	USD	1/25/35	Deutsche Bank	Buy	(1.400%)	People's Choice Home Loan Securities Trust, Series 2005-1, Class B2	33,193	-	33,193
1	USD	1/25/35	Deutsche Bank	Buy	(2.250%)	People's Choice Home Loan, Series 2005-1, Class B3	-	-
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250%)	Novastar Home Equity Loan Trust, Series 2005-1, Class B3	41,743	-	41,743
2,725	USD	11/25/34	Deutsche Bank	Buy	(2.250%)	Finance America Mortgage Loan, Series 2004-3, Class M9	3,427	-	3,427

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund# (continued)
Credit Default Swaps (continued)
26,481	USD	12/25/34	Deutsche Bank	Buy	(1.250%)	MASTR Asset Backed Securities, Series 2005-NC1, Class M8	$25,371	$-	$25,371
19,245	USD	3/25/35	Deutsche Bank	Buy	(2.250%)	New Century Home Equity Loan Trust, Series 2005-1, Class M9	16,811	-	16,811
32,881	USD	1/25/36	Deutsche Bank	Buy	(2.250%)	Park Place Securities, Inc., Series 2005-WCH1, Class M9	37,738	-	37,738
6,855	USD	2/25/35	Deutsche Bank	Buy	(2.250%)	Long Beach Mortgage Loan Trust, Series 2005-1, Class M9	9,020	-	9,020
45,000	USD	1/25/36	Deutsche Bank	Buy	(1.350%)	Park Place Securities, Inc., Series 2005-WCH1, Class M8	43,874	-	43,874
22,066	USD	3/25/35	Deutsche Bank	Buy	(1.300%)	New Century Home Equity Loan Trust, Series 2005-1, Class M8	19,358	-	19,358
11,847	USD	3/25/35	Deutsche Bank	Buy	(1.450%)	Aegis Asset Backed Securities Trust, Series 2005-1, Class B2	10,452	-	10,452
100,000	USD	3/20/10	Deutsche Bank	Sell	1.250%	Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC)	(1,395)	-	(1,395)
23,795	USD	12/25/34	Deutsche Bank	Buy	(2.200%)	MASTR Asset Backed Securities, Series 2005-NC1, Class M9	23,215	-	23,215
21,850	USD	2/25/35	Deutsche Bank	Buy	(1.250%)	Long Beach Mortgage Loan Trust Series, 2005-1, Class M8	21,379	-	21,379
17,146	USD	11/25/34	Deutsche Bank	Buy	(1.400%)	Argent Securities, Inc., Series 2004-W11, Class M9	16,391	-	16,391
17,146	USD	11/25/34	Deutsche Bank	Buy	(2.250%)	Argent Securities, Inc., Series 2004-W11, Class M10	16,686	-	16,686
1	USD	3/25/35	Deutsche Bank	Buy	(2.250%)	Aegis Asset Backed Securities Trust, Series 2005-1, Class B3	2	-	2
14,273	USD	1/25/35	Deutsche Bank	Buy	(1.300%)	Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2	14,048	-	14,048
17,839	USD	1/25/35	Deutsche Bank	Buy	(1.250%)	Fremont Home Loan Trust, Series 2005-A, Class M8	17,522	-	17,522
2,849	USD	1/25/35	Deutsche Bank	Buy	(2.200%)	Fremont Home Loan Trust, Series 2005-A, Class M9	3,328	-	3,328
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250%)	Aames Mortgage Investment Trust, Series 2005-1, Class M9	42,081	-	42,081

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund# (continued)
Credit Default Swaps (continued)
60,000	USD	9/20/10	Deutsche Bank	Sell	2.300%	Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC)	$(1,333)	$-	$(1,333)
100,000	USD	3/21/15	Deutsche Bank	Sell	2.930%	Ford Motor Co. (Moody's Rating: Caa2; S&P Rating: CCC-)	(23,500)	-	(23,500)
16,103	USD	10/25/35	Deutsche Bank	Buy	(1.300%)	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2	13,639	-	13,639
15,273	USD	9/25/35	Deutsche Bank	Buy	(1.300%)	Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2	12,174	-	12,174
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.350%)	Novastar Home Equity Loan Trust, Series 2005-1, Class B2	41,022	-	41,022
24,811	USD	2/25/35	Deutsche Bank	Buy	(1.300%)	ACE Securities Corp., Series 2005-HE1, Class M8	24,723	-	24,723
16,360	USD	11/25/34	Deutsche Bank	Buy	(1.400%)	Finance America Mortgage Loan, Series 2004-3, Class M8	16,119	-	16,119
							536,142	-	536,142
100,000	USD	6/20/10	Goldman Sachs & Co.	Sell	4.750%	Ford Motor Credit Co. (Moody's Rating: Caa1; S&P Rating: CCC+)	257	-	257
							257	-	257
							$536,399	$-	$536,399
USD U.S. Dollar

*Collateral for swap agreements received from Morgan Stanley & Co. amounted to $300,000 at September 30, 2009.

**Rating is provided by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc. or Standard & Poor's Ratings Group, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

#For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's, Moody's, or Western Asset Management Company's rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return

Notes to Portfolio of Investments (Unaudited) (Continued)

for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options

Notes to Portfolio of Investments (Unaudited) (Continued)

Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at September 30, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$270,000	11/13/09	Eurodollar Mid-Curve 1 Year Future Put, Strike 98.00	$40,149	$35,100
702,500	12/14/09	Eurodollar Future Put, Strike 98.375	138,308	3,513
280,000	12/14/09	Eurodollar Future Put, Strike 98.625	67,340	2,100
			$245,797	$40,713
Strategic Balanced Fund
$45,000	11/13/09	Eurodollar Mid-Curve 1 Year Future Put, Strike 98.00	$6,691	$5,850
125,000	12/14/09	Eurodollar 90 day Future Put, Strike 98.375	24,513	625
50,000	12/14/09	Eurodollar Future Put, Strike 98.625	12,025	375
			$43,229	$6,850

The Fund(s) had rights, warrants and purchased options as shown in the Portfolio(s) of Investments at September 30, 2009.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which interest payments, and/or the principal or stated amount, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value

Notes to Portfolio of Investments (Unaudited) (Continued)

of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, and currencies, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the Fund's subadviser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

The Small Company Value Fund held hybrid instruments at September 30, 2009.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at September 30, 2009.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and

Notes to Portfolio of Investments (Unaudited) (Continued)

will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Strategic Bond Fund and Strategic Balanced Fund held inflation-indexed bonds at September 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at September 30, 2009.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at September 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Strategic Bond Fund	$4,255,332	$806,495	0.4%
Strategic Balanced Fund	1,458,432	291,665	0.3%
Large Cap Value Fund	1,573,844	1,726,305	0.2%

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund and Destination Retirement 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the

Notes to Portfolio of Investments (Unaudited) (Continued)

market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$230,840,555	$8,620,412	$(23,994,380)	$(15,373,968)
Strategic Balanced Fund	89,151,095	11,112,619	(6,445,689)	4,666,930
Diversified Value Fund	332,608,193	39,809,551	(42,298,480)	(2,488,929)
Fundamental Value Fund	875,797,660	119,637,144	(63,625,369)	56,011,775
Value Equity Fund	31,142,183	6,232,946	(584,352)	5,648,594
Large Cap Value Fund	658,871,631	172,808,108	(77,154,348)	95,653,760
Indexed Equity Fund	1,767,194,446	278,800,547	(381,015,765)	(102,215,218)
Core Opportunities Fund	30,945,278	4,430,028	(817,001)	3,613,027
Blue Chip Growth Fund	523,749,576	67,310,431	(22,281,860)	45,028,571
Large Cap Growth Fund	65,333,929	8,750,857	(367,435)	8,383,422
Aggressive Growth Fund	280,976,601	33,549,442	(14,574,413)	18,975,029
NASDAQ-100 Fund	43,173,258	8,034,207	(3,872,669)	4,161,538
Focused Value Fund	512,578,316	90,320,315	(29,521,762)	60,798,553
Mid-Cap Value Fund	105,038,617	14,769,229	(8,836,268)	5,932,961
Small Cap Value Equity Fund	90,802,337	1,386,824	(2,019,940)	(633,116)
Small Company Value Fund	464,768,867	57,880,600	(72,318,470)	(14,437,870)
Mid Cap Growth Equity Fund	64,756,940	15,126,850	(1,538,098)	13,588,752
Mid Cap Growth Equity II Fund	1,006,910,397	191,016,982	(36,191,445)	154,825,537
Small Cap Growth Equity Fund	414,988,849	82,181,941	(25,384,994)	56,796,947
Small Company Growth Fund	51,837,504	10,531,437	(2,263,114)	8,268,323
Emerging Growth Fund	35,299,990	5,424,749	(3,349,797)	2,074,952
Diversified International Fund	132,459,989	17,980,634	(17,475,352)	505,282
Overseas Fund	566,130,342	56,444,342	(57,499,168)	(1,054,826)
Destination Retirement Income Fund	101,263,813	10,470,699	(318,391)	10,152,308
Destination Retirement 2010 Fund	122,853,080	6,756,684	(4,159,294)	2,597,390
Destination Retirement 2020 Fund	401,784,452	18,153,310	(45,013,839)	(26,860,529)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destination Retirement 2030 Fund	$322,339,857	$13,412,433	$(39,800,387)	$(26,387,954)
Destination Retirement 2040 Fund	191,192,699	8,243,335	(20,533,378)	(12,290,043)
Destination Retirement 2050 Fund	14,418,693	1,550,901	(7,990)	1,542,911

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended September 30, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	432,761	22,007	299,901	154,867	$822,342	$-	$111
Blue Chip Growth Fund, Class S	182,881	14,715	139,951	57,645	488,829	87	-
Capital Appreciation Fund, Class S*	123,321	8,252	78,942	52,631	477,367	-	-
Core Bond Fund, Class S*	2,535,130	274,044	1,962,185	846,989	9,469,335	-	-
Discovery Value Fund, Class S*	46,906	7,928	28,651	26,183	215,225	-	-
Diversified Bond Fund, Class S*	2,764,199	228,651	1,493,193	1,499,657	15,971,351	-	-
Diversified Growth Fund, Class S#	446,325	723	447,048	-	-	-	-
Diversified International Fund, Class S	654,803	54,376	491,961	217,218	1,494,462	-	-
Diversified Value Fund, Class S	238,536	67,495	169,886	136,145	1,079,631	-	-
Emerging Growth Fund, Class S	104,442	24,738	77,944	51,236	249,009	-	-
Enhanced Index Growth Fund, Class S*	1,133,208	132,827	692,821	573,214	4,379,356	-	-
Enhanced Index Value Fund, Class S*	966,633	147,374	610,045	503,962	4,394,548	-	-
Focused International Fund, Class S*	52,838	70,722	64,197	59,363	654,179	-	-
Focused Value Fund, Class S	331,752	96,741	261,922	166,571	2,310,340	-	-
Fundamental Value Fund, Class S	375,314	45,457	241,326	179,445	1,602,441	33	-
High Yield Fund, Class S*	454,830	330,669	299,805	485,694	4,186,683	-	-
Inflation-Protected and Income Fund, Class S*	2,779,628	221,214	1,500,982	1,499,860	15,223,579	-	-
International Bond Fund, Class S*	694,249	198,145	347,810	544,584	5,598,326	-	-
International Equity Fund, Class S*	266,270	27,428	187,832	105,866	1,324,389	-	2,619
Large Cap Growth Fund, Class S	-	281,622	99,661	181,961	1,377,445	-	-
Large Cap Value Fund, Class S	203,356	21,393	174,797	49,952	450,066	-	-
Main Street Small Cap Fund, Class S*	347,187	72,009	298,159	121,037	1,014,287	-	-
Mid Cap Growth Equity Fund, Class S	156,393	13,452	94,254	75,591	616,826	-	-
Mid Cap Growth Equity II Fund, Class S	142,374	9,486	86,333	65,527	769,285	-	-
Mid-Cap Value Fund, Class S	273,859	30,973	161,393	143,439	1,134,603	-	-
Money Market Fund, Class S*	7,943,396	202,723	7,014,943	1,131,176	1,131,176	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	182,646	473,289	70,758	585,177	1,860,863	-	-
Oppenheimer Real Estate Fund, Class Y**	67,712	53,264	23,021	97,955	1,346,879	25,262	-
Overseas Fund, Class S	1,306,067	105,417	834,548	576,936	3,715,470	-	-
Short-Duration Bond Fund, Class S*	2,475,407	700,433	1,530,676	1,645,164	17,372,931	-	-
Small Cap Growth Equity Fund, Class S	69,481	5,327	53,416	21,392	287,084	-	-
Small Cap Value Equity Fund, Class S	181,084	32,360	126,833	86,611	611,473	-	-
Small Company Growth Fund, Class S	154,555	39,714	109,987	84,282	598,404	-	-
Small Company Value Fund, Class S	112,871	19,362	73,809	58,424	633,315	303	-
Strategic Bond Fund, Class S	-	806,578	282,051	524,527	5,140,363	13,908	-
Strategic Emerging Markets Fund, Class S*	133,489	146,930	84,944	195,475	3,254,666	-	-
Value Fund, Class S*	29,938	6,675	24,056	12,557	159,593	-	-
					$111,416,121	$39,593	$2,730

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	600,634	50,829	329,343	322,120	$1,710,458	$-	$233
Blue Chip Growth Fund, Class S	355,674	23,498	191,470	187,702	1,591,711	286	-
Capital Appreciation Fund, Class S*	174,788	15,217	74,271	115,734	1,049,708	-	-
Core Bond Fund, Class S*	1,659,333	237,451	1,138,148	758,636	8,481,548	-	-
Discovery Value Fund, Class S*	82,089	24,120	39,818	66,391	545,730	-	-
Diversified Bond Fund, Class S*	2,074,788	218,172	961,205	1,331,755	14,183,195	-	-
Diversified Growth Fund, Class S#	691,839	1,654	693,493	-	-	-	-
Diversified International Fund, Class S	804,225	128,375	376,408	556,192	3,826,601	-	-
Diversified Value Fund, Class S	343,442	131,690	195,741	279,391	2,215,573	-	-
Emerging Growth Fund, Class S	133,195	40,357	66,063	107,489	522,396	-	-
Enhanced Index Growth Fund, Class S*	1,265,999	369,754	657,389	978,364	7,474,701	-	-
Enhanced Index Value Fund, Class S*	1,230,109	280,981	601,504	909,586	7,931,587	-	-
Focused International Fund, Class S*	36,519	138,706	68,751	106,474	1,173,342	-	-
Focused Value Fund, Class S	284,796	71,124	169,277	186,643	2,588,740	-	-
Fundamental Value Fund, Class S	525,913	91,133	248,329	368,717	3,292,644	68	-
High Yield Fund, Class S*	276,450	178,318	104,005	350,763	3,023,577	-	-
Inflation-Protected and Income Fund, Class S*	1,745,044	166,070	736,631	1,174,483	11,920,999	-	-
International Bond Fund, Class S*	259,686	237,037	101,548	395,175	4,062,403	-	-
International Equity Fund, Class S*	389,261	36,317	220,486	205,092	2,565,701	-	4,463
Large Cap Growth Fund, Class S	-	535,924	143,863	392,061	2,967,905	-	-
Large Cap Value Fund, Class S	284,960	26,457	199,782	111,635	1,005,831	-	-
Main Street Small Cap Fund, Class S*	667,804	54,209	401,747	320,266	2,683,829	-	-
Mid Cap Growth Equity Fund, Class S	312,509	24,350	144,208	192,651	1,572,029	-	-
Mid Cap Growth Equity II Fund, Class S	283,870	18,178	135,107	166,941	1,959,882	-	-
Mid-Cap Value Fund, Class S	522,458	72,979	229,866	365,571	2,891,668	-	-
Money Market Fund, Class S*	3,567,311	92,603	3,288,469	371,445	371,445	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	180,757	374,147	61,884	493,020	1,567,804	-	-
Oppenheimer Real Estate Fund, Class Y**	64,849	55,491	18,970	101,370	1,393,831	26,183	-
Overseas Fund, Class S	1,978,792	290,054	936,608	1,332,238	8,579,615	-	-
Short-Duration Bond Fund, Class S*	1,122,215	273,365	488,442	907,138	9,579,381	-	-
Small Cap Growth Equity Fund, Class S	91,072	6,208	52,431	44,849	601,875	-	-
Small Cap Value Equity Fund, Class S	207,853	51,944	97,898	161,899	1,143,009	-	-
Small Company Growth Fund, Class S	183,748	77,743	98,401	163,090	1,157,941	-	-
Small Company Value Fund, Class S	140,022	33,141	64,992	108,171	1,172,574	571	-
Strategic Bond Fund, Class S	-	532,734	98,508	434,226	4,255,416	11,206	-
Strategic Emerging Markets Fund, Class S*	121,818	194,693	71,128	245,383	4,085,633	-	-
Value Fund, Class S*	42,393	7,261	26,036	23,618	300,188	-	-
					$125,450,470	$38,314	$4,696
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	2,886,479	204,439	1,225,240	1,865,678	$9,906,748	$-	$1,354
Blue Chip Growth Fund, Class S	1,322,777	127,461	481,410	968,828	8,215,663	1,492	-
Capital Appreciation Fund, Class S*	822,402	100,892	263,127	660,167	5,987,715	-	-
Core Bond Fund, Class S*	2,136,020	192,069	1,345,784	982,305	10,982,170	-	-
Discovery Value Fund, Class S*	101,152	301,866	103,255	299,763	2,464,050	-	-
Diversified Bond Fund, Class S*	3,200,328	205,242	1,424,585	1,980,985	21,097,494	-	-
Diversified Growth Fund, Class S#	2,690,125	19,120	2,709,245	-	-	-	-
Diversified International Fund, Class S	2,901,613	532,859	910,505	2,523,967	17,364,890	-	-
Diversified Value Fund, Class S	1,618,329	597,320	587,853	1,627,796	12,908,419	-	-
Emerging Growth Fund, Class S	563,833	38,747	286,477	316,103	1,536,259	-	-
Enhanced Index Growth Fund, Class S*	4,459,454	545,575	1,492,648	3,512,381	26,834,587	-	-
Enhanced Index Value Fund, Class S*	3,615,559	535,504	1,172,574	2,978,489	25,972,423	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2020 Fund (Continued)
Focused International Fund, Class S*	193,553	530,352	188,498	535,407	$5,900,187	$-	$-
Focused Value Fund, Class S	759,856	140,522	296,085	604,293	8,381,541	-	-
Fundamental Value Fund, Class S	2,481,038	411,660	768,764	2,123,934	18,966,727	392	-
High Yield Fund, Class S*	703,249	477,723	240,398	940,574	8,107,747	-	-
Inflation-Protected and Income Fund, Class S*	2,498,876	192,598	988,653	1,702,821	17,283,633	-	-
International Bond Fund, Class S*	658,930	236,011	146,186	748,755	7,697,197	-	-
International Equity Fund, Class S*	1,518,670	134,866	629,736	1,023,800	12,807,736	-	20,739
Large Cap Growth Fund, Class S	-	2,260,784	300,187	1,960,597	14,841,718	-	-
Large Cap Value Fund, Class S	1,346,938	101,495	802,985	645,448	5,815,483	-	-
Main Street Small Cap Fund, Class S*	2,815,133	807,920	1,031,827	2,591,226	21,714,477	-	-
Mid Cap Growth Equity Fund, Class S	1,123,922	91,427	361,064	854,285	6,970,969	-	-
Mid Cap Growth Equity II Fund, Class S	967,370	78,723	304,305	741,788	8,708,588	-	-
Mid-Cap Value Fund, Class S	2,139,666	254,220	757,526	1,636,360	12,943,605	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	562,080	1,025,688	57,012	1,530,756	4,867,805	-	-
Oppenheimer Real Estate Fund, Class Y**	196,289	116,589	23,998	288,880	3,972,103	69,875	-
Overseas Fund, Class S	6,675,241	872,643	2,069,165	5,478,719	35,282,949	-	-
Short-Duration Bond Fund, Class S*	758,422	89,544	319,152	528,814	5,584,280	-	-
Small Cap Growth Equity Fund, Class S	246,237	16,435	128,063	134,609	1,806,459	-	-
Small Cap Value Equity Fund, Class S	621,367	94,210	232,414	483,163	3,411,130	-	-
Small Company Growth Fund, Class S	714,130	73,348	306,500	480,978	3,414,941	-	-
Small Company Value Fund, Class S	426,169	55,216	154,870	326,515	3,539,424	1,684	-
Strategic Bond Fund, Class S	-	577,433	82,618	494,815	4,849,190	12,594	-
Strategic Emerging Markets Fund, Class S*	396,511	520,653	118,969	798,195	13,289,940	-	-
Value Fund, Class S*	200,097	25,760	108,180	117,677	1,495,676	-	-
					$374,923,923	$86,037	$22,093
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	3,169,477	275,637	1,426,194	2,018,920	$10,720,463	$-	$1,446
Blue Chip Growth Fund, Class S	2,243,628	224,822	870,272	1,598,178	13,552,546	2,375	-
Capital Appreciation Fund, Class S*	883,315	112,282	284,058	711,539	6,453,656	-	-
Core Bond Fund, Class S*	474,705	118,295	319,561	273,439	3,057,050	-	-
Discovery Value Fund, Class S*	291,391	53,824	88,705	256,510	2,108,514	-	-
Diversified Bond Fund, Class S*	1,088,352	63,724	712,748	439,328	4,678,845	-	-
Diversified Growth Fund, Class S#	2,722,372	29,974	2,752,346	-	-	-	-
Diversified International Fund, Class S	2,673,816	471,365	818,530	2,326,651	16,007,357	-	-
Diversified Value Fund, Class S	1,692,947	738,118	635,718	1,795,347	14,237,105	-	-
Emerging Growth Fund, Class S	1,350,118	157,576	708,475	799,219	3,884,207	-	-
Enhanced Index Growth Fund, Class S*	1,805,565	846,667	753,791	1,898,441	14,504,090	-	-
Enhanced Index Value Fund, Class S*	2,190,896	428,489	721,211	1,898,174	16,552,082	-	-
Focused International Fund, Class S*	269,174	323,640	159,996	432,818	4,769,658	-	-
Focused Value Fund, Class S	572,214	106,649	195,246	483,617	6,707,772	-	-
Fundamental Value Fund, Class S	2,614,166	574,024	835,556	2,352,634	21,009,021	429	-
High Yield Fund, Class S*	393,028	449,619	176,671	665,976	5,740,711	-	-
Inflation-Protected and Income Fund, Class S*	900,220	120,246	341,104	679,362	6,895,528	-	-
International Bond Fund, Class S*	419,526	196,308	82,555	533,279	5,482,107	-	-
International Equity Fund, Class S*	1,488,089	147,552	746,193	889,448	11,126,994	-	17,349
Large Cap Growth Fund, Class S	-	2,322,923	307,796	2,015,127	15,254,508	-	-
Large Cap Value Fund, Class S	1,450,134	133,602	870,335	713,401	6,427,747	-	-
Main Street Small Cap Fund, Class S*	1,843,231	366,790	628,159	1,581,862	13,256,004	-	-
Mid Cap Growth Equity Fund, Class S	1,103,954	100,488	464,516	739,926	6,037,792	-	-
Mid Cap Growth Equity II Fund, Class S	1,008,709	86,775	452,804	642,680	7,545,057	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2030 Fund (Continued)
Mid-Cap Value Fund, Class S	1,713,256	222,005	528,460	1,406,801	$11,127,798	$-	$-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	273,095	995,572	35,209	1,233,458	3,922,396	-	-
Oppenheimer Real Estate Fund, Class Y**	107,884	159,295	19,505	247,674	3,405,512	59,541	-
Overseas Fund, Class S	5,263,933	949,006	1,720,485	4,492,454	28,931,406	-	-
Short-Duration Bond Fund, Class S*	182,090	130,973	59,460	253,603	2,678,044	-	-
Small Cap Growth Equity Fund, Class S	213,342	21,920	69,701	165,561	2,221,833	-	-
Small Cap Value Equity Fund, Class S	770,447	140,147	237,358	673,236	4,753,046	-	-
Small Company Growth Fund, Class S	437,388	176,442	155,371	458,459	3,255,060	-	-
Small Company Value Fund, Class S	524,068	85,479	156,753	452,794	4,908,290	2,305	-
Strategic Bond Fund, Class S	-	137,619	14,974	122,645	1,201,923	3,081	-
Strategic Emerging Markets Fund, Class S*	299,469	491,979	78,506	712,942	11,870,485	-	-
Value Fund, Class S*	213,971	27,020	109,811	131,180	1,667,296	-	-
					$295,951,903	$67,731	$18,795
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	2,106,108	222,373	909,543	1,418,938	$7,534,563	$-	$1,033
Blue Chip Growth Fund, Class S	1,097,270	167,413	356,876	907,807	7,698,202	1,388	-
Capital Appreciation Fund, Class S*	592,551	82,930	187,124	488,357	4,429,402	-	-
Core Bond Fund, Class S*	106,575	64,313	40,246	130,642	1,460,582	-	-
Discovery Value Fund, Class S*	179,284	32,602	52,925	158,961	1,306,657	-	-
Diversified Bond Fund, Class S*	226,555	18,508	140,137	104,926	1,117,464	-	-
Diversified Growth Fund, Class S#	1,705,263	13,191	1,718,454	-	-	-	-
Diversified International Fund, Class S	1,620,904	264,371	557,776	1,327,499	9,133,196	-	-
Diversified Value Fund, Class S	1,109,218	531,939	414,888	1,226,269	9,724,312	-	-
Emerging Growth Fund, Class S	748,506	65,369	360,199	453,676	2,204,865	-	-
Enhanced Index Growth Fund, Class S*	1,409,481	382,931	532,815	1,259,597	9,623,320	-	-
Enhanced Index Value Fund, Class S*	1,215,186	238,950	374,625	1,079,511	9,413,333	-	-
Focused International Fund, Class S*	122,111	247,334	95,738	273,707	3,016,251	-	-
Focused Value Fund, Class S	350,983	54,729	118,415	287,297	3,984,804	-	-
Fundamental Value Fund, Class S	1,689,104	426,861	539,180	1,576,785	14,080,693	292	-
High Yield Fund, Class S*	300,863	37,798	127,788	210,873	1,817,725	-	-
Inflation-Protected and Income Fund, Class S*	98,195	50,260	39,533	108,922	1,105,559	-	-
International Bond Fund, Class S*	310,997	85,757	67,831	328,923	3,381,325	-	-
International Equity Fund, Class S*	861,087	100,339	377,448	583,978	7,305,563	-	11,707
Large Cap Growth Fund, Class S	-	1,478,937	180,932	1,298,005	9,825,898	-	-
Large Cap Value Fund, Class S	970,884	100,021	573,359	497,546	4,482,889	-	-
Main Street Small Cap Fund, Class S*	1,127,135	167,304	424,131	870,308	7,293,181	-	-
Mid Cap Growth Equity Fund, Class S	605,482	73,466	209,919	469,029	3,827,274	-	-
Mid Cap Growth Equity II Fund, Class S	553,077	63,280	209,585	406,772	4,775,506	-	-
Mid-Cap Value Fund, Class S	895,266	281,986	291,799	885,453	7,003,932	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	295,992	491,723	37,817	749,898	2,384,675	-	-
Oppenheimer Real Estate Fund, Class Y**	115,908	62,859	18,015	160,752	2,210,344	39,981	-
Overseas Fund, Class S	3,541,134	742,676	1,128,732	3,155,078	20,318,703	-	-
Short-Duration Bond Fund, Class S*	108,855	65,233	53,367	120,721	1,274,809	-	-
Small Cap Growth Equity Fund, Class S	191,508	30,575	117,902	104,181	1,398,102	-	-
Small Cap Value Equity Fund, Class S	459,984	93,295	145,190	408,089	2,881,109	-	-
Small Company Growth Fund, Class S	265,998	113,623	93,139	286,482	2,034,023	-	-
Small Company Value Fund, Class S	313,310	55,452	93,979	274,783	2,978,648	1,423	-
Strategic Bond Fund, Class S	-	42,295	5,406	36,889	361,515	943	-
Strategic Emerging Markets Fund, Class S*	263,686	186,499	62,712	387,473	6,451,426	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Destination Retirement 2040 Fund (Continued)
Value Fund, Class S*	143,371	15,360	75,111	83,620	$1,062,806	$-	$-
					$178,902,656	$44,027	$12,740
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	119,855	62,434	52,039	130,250	$691,626	$-	$90
Blue Chip Growth Fund, Class S	104,709	71,327	51,152	124,884	1,059,016	173	-
Capital Appreciation Fund, Class S*	35,566	22,655	12,674	45,547	413,112	-	-
Core Bond Fund, Class S*	8,306	7,317	6,513	9,110	101,845	-	-
Discovery Value Fund, Class S*	10,695	7,478	3,712	14,461	118,868	-	-
Diversified Bond Fund, Class S*	9,113	3,407	6,917	5,603	59,671	-	-
Diversified Growth Fund, Class S#	47,785	1,643	49,428	-	-	-	-
Diversified International Fund, Class S	108,894	63,126	52,870	119,150	819,750	-	-
Diversified Value Fund, Class S	69,082	70,357	27,447	111,992	888,100	-	-
Emerging Growth Fund, Class S	18,190	14,895	6,363	26,722	129,867	-	-
Enhanced Index Growth Fund, Class S*	97,929	64,803	41,950	120,782	922,778	-	-
Enhanced Index Value Fund, Class S*	77,668	51,845	27,817	101,696	886,791	-	-
Focused International Fund, Class S*	4,736	27,084	6,431	25,389	279,790	-	-
Focused Value Fund, Class S	20,403	13,375	7,949	25,829	358,247	-	-
Fundamental Value Fund, Class S	104,690	77,268	35,749	146,209	1,305,644	26	-
High Yield Fund, Class S*	12,486	7,413	3,393	16,506	142,282	-	-
Inflation-Protected and Income Fund, Class S*	10,012	6,220	7,374	8,858	89,912	-	-
International Bond Fund, Class S*	13,674	15,143	3,892	24,925	256,233	-	-
International Equity Fund, Class S*	58,460	26,600	31,547	53,513	669,450	-	949
Large Cap Growth Fund, Class S	-	67,752	7,642	60,110	455,030	-	-
Large Cap Value Fund, Class S	57,853	23,513	35,138	46,228	416,513	-	-
Main Street Small Cap Fund, Class S*	72,931	40,095	35,056	77,970	653,391	-	-
Mid Cap Growth Equity Fund, Class S	36,355	19,678	14,408	41,625	339,656	-	-
Mid Cap Growth Equity II Fund, Class S	33,114	16,842	14,046	35,910	421,589	-	-
Mid-Cap Value Fund, Class S	56,313	42,728	19,139	79,902	632,023	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	9,224	64,959	4,628	69,555	221,184	-	-
Oppenheimer Real Estate Fund, Class Y**	4,256	7,675	1,715	10,216	140,471	2,493	-
Overseas Fund, Class S	212,226	159,110	83,019	288,317	1,856,760	-	-
Short-Duration Bond Fund, Class S*	6,302	4,474	3,833	6,943	73,320	-	-
Small Cap Growth Equity Fund, Class S	8,202	4,967	2,693	10,476	140,586	-	-
Small Cap Value Equity Fund, Class S	27,180	20,483	9,271	38,392	271,047	-	-
Small Company Growth Fund, Class S	28,074	19,451	9,218	38,307	271,977	-	-
Small Company Value Fund, Class S	17,715	14,126	6,292	25,549	276,950	127	-
Strategic Bond Fund, Class S	-	3,417	601	2,816	27,598	73	-
Strategic Emerging Markets Fund, Class S*	9,751	24,734	5,678	28,807	479,638	-	-
Value Fund, Class S*	8,596	3,496	4,941	7,151	90,889	-	-
					$15,961,604	$2,892	$1,039

*MassMutual Premier Fund.

**Fund advised by Oppenheimer Funds, Inc.

#The Fund was dissolved effective May 7, 2009.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/23/09

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/23/09